       As filed with the U.S. Securities and Exchange Commission on June 9, 2006

                                             1940 Act Registration No. 811-09038
                                                     1933 Act File No. 033-91770

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
         Pre-Effective Amendment No. __                             [ ]
         Post-Effective Amendment No. 18                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
         Amendment No. 19                                           [X]

                        (Check appropriate box or boxes.)

                                THE OLSTEIN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    4 Manhattanville Road, Purchase, NY 10577
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (914) 269-6100

                                Robert A. Olstein
                           Olstein & Associates, L.P.
                              4 Manhattanville Road
                               Purchase, NY 10577
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

_____ immediately upon filing pursuant to paragraph (b)
_____ on [Date] pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on [Date] pursuant to paragraph (a)(1)
__X__ 75 days after filing pursuant to paragraph (a)(2)
_____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____ This  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

                                THE OLSTEIN FUNDS

                         The Olstein All Cap Value Fund
                  (formerly, The Olstein Financial Alert Fund)

                    The Olstein Strategic Opportunities Fund

                              4 Manhattanville Road
                            Purchase, New York 10577

PROSPECTUS                                                      August __, 2006

The Olstein Funds (the "Trust") is a trust made up of two separate  mutual funds
(each,  a "Fund," and  together,  the "Funds")  called The Olstein All Cap Value
Fund (the "All Cap Value  Fund") and The Olstein  Strategic  Opportunities  Fund
(the "Strategic  Opportunities Fund"). This Prospectus offers Class A Shares and
Class C Shares of each Fund. Olstein Capital Management,  L.P. ("Olstein Capital
Management" or "Olstein")  serves as the investment  adviser and distributor for each Fund.

    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

THE OLSTEIN INVESTMENT PHILOSOPHY

THE OLSTEIN ALL CAP VALUE FUND
     Objectives, Strategies and Main Risks
     Past Performance
     Fund Expenses

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND
     Objectives, Strategies and Main Risks
     Past Performance
     Fund Expenses

FUND INFORMATION
     Management of the Funds
     Fund Distribution
     Disclosure of Portfolio Holdings

SHAREHOLDER INFORMATION
     Share Classes of the Funds
     Pricing of Fund Shares
     How to Purchase Shares
     How to Redeem Shares
     How to Exchange Shares
     Retirement Plans
     Dividends, Capital Gains Distributions and Taxes

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION
     The back cover tells you how to obtain more information
     about the Funds.

                                THE OLSTEIN FUNDS
                        THE OLSTEIN INVESTMENT PHILOSOPHY

The Olstein  Funds (the  "Trust")  follow an  accounting-driven,  value-oriented investing  philosophy  based on the premise that the price of a company's common stock may not  reflect  the true  value of the  underlying  business.  Olstein's investment  team believes that  deviations  between a company's  private  market value  and its stock  price  present  viable  investment  opportunities  for the patient,  long-term  investor.  The  investment  team further  believes  that to achieve long term investment success through such value investing opportunities, an investor must first consider the financial risk (determined by the quality of a  company's  balance  sheet and the quality of its  earnings)  inherent in each investment before considering the potential for its capital appreciation.

Olstein's  investment  philosophy  emphasizes   investments  in  companies  with
discernible  financial  strength,  a high  quality of earnings and an ability to produce  excess free cash flow after capital  expenditures  and working  capital needs.  Olstein  believes  that  free cash  flow and its  intelligent  uses help protect a company  against  financial  risk and build  shareholder  value.  As a result,  Olstein's  bottom-up,  fundamental analysis seeks to identify companies with unique  business  fundamentals  and a  competitive  edge,  which  provide a greater predictability of future free cash flow.

Olstein's analysis focuses on how a company's  operations  generate  sustainable free cash flow;  how much of that cash is, or might be,  available to investors;
and how much  investment is required,  on an ongoing basis, to maintain and grow the company's  free cash flow.  Olstein  believes that such  companies  have the potential to enhance shareholder value by:

o    Increasing dividend payments
o    Repurchasing company shares
o    Reducing outstanding debt
o    Engaging in strategic acquisitions
o    Withstanding  an economic  downturn  without  adopting  harmful  short-term strategies
o    Being an attractive merger or acquisition target

Although the investment team uses several valuation methodologies to determine a company's  private  market value,  it emphasizes  valuations  based on free cash flow. For Olstein,  reliable  valuations  require a thorough  understanding of a company's  accounting  and reporting  techniques as well as an assessment of the company's  quality of earnings.  The  investment  team  undertakes an intensive, inferential analysis of the historical and current information  contained in the company's publicly disclosed  financial  statements and accompanying  footnotes, shareholder  reports,  and other  required  disclosures  to  assess a  company's quality  of  earnings  and to alert  Olstein to  positive  or  negative  factors affecting a company's future free cash flow that may or may not be recognized by the financial markets.

Olstein's  accounting-driven  financial  statement  analysis  differs  from  the earnings  per  share  approach  and the  earnings-related  metrics  dictated  by conventional accounting.  Olstein believes that such traditional approaches rely too heavily on the  earnings  guidance  provided by a company's  management  and results in timing of stock purchases and sales to benefit from market psychology rather than intrinsic value. The investment team seeks to differentiate  between companies with  aggressive  and  conservative  accounting  practices - believing companies  that use  aggressive  accounting  practices  may be  prone to  future
earnings  and  revenue  shocks,   whereas  companies  that  employ  conservative
accounting  practices may exhibit greater  predictability of future earnings and future free cash flow. When selecting an investment,  Olstein's objective is not to endorse or criticize the accounting practices of a particular company, but to ensure that Olstein's  analysis  accommodates  all necessary  adjustments to the company's  financial reports and underlying  assumptions to reflect the economic reality  of the  company's  business  and to  reach a  reliable  private  market valuation.

Olstein's  stock  selection  process  focuses on individual  company  valuations regardless of predicted  overall  market  fluctuations.  The Olstein  Investment
Philosophy  outlines an approach  that is designed  for  investors  who have the patience  to  follow a value  investing  discipline  and are  willing  to remain invested  through  market  cycles  and  periods of price  volatility.  Olstein's expectation is that  misperceptions,  short-term  problems,  or negative  market psychology  resulting in a company's  temporary  undervaluation  should  reverse within 3 to 5 years and the discounted price paid for the security should enable the Funds to achieve their  respective  investment  objectives once the catalyst develops.  However,  the  investments  chosen  by  Olstein  may not  perform  as anticipated.  Each Fund's specific investment  objectives,  strategies and risks are described separately below.

                         THE OLSTEIN ALL CAP VALUE FUND
                      OBJECTIVES, STRATEGIES AND MAIN RISKS

INVESTMENT OBJECTIVES

The All Cap Value Fund's  primary  investment  objective  is  long-term  capital appreciation and its secondary objective is income.

There can be no assurance that the Fund will achieve its objectives.

INVESTMENT STRATEGIES

Principal Investment Strategies

The All Cap Value Fund seeks to achieve its objectives by investing primarily in a  diversified  portfolio  of common  stocks  that  Olstein  Capital  Management believes are significantly undervalued. The stock selection process emphasizes a consideration  of  financial  risk,  determined  by the  quality of a  company's balance  sheet  and the  quality  of its  earnings,  before  considering  upside potential.  When selecting  securities  for the All Cap Value Fund's  portfolio,
Olstein Capital Management  focuses on the criteria,  and follows the analytical and valuation  methodologies,  described in the Olstein  Investment  Philosophy, above.

The All Cap  Value  Fund  invests  according  to  Olstein's  belief  that  value opportunities can develop across all market capitalization and style categories, and the  restriction  of  investments  according to  artificial  barriers  could inhibit the Fund from  achieving its  investment  objectives.  The All Cap Value
Fund will invest in companies without regard to whether they are  conventionally categorized  as small,  medium,  or large  capitalization  or  whether  they are characterized  as growth  (growth is a  component  of the Fund's  definition  of value), value, cyclical, or any other category.

The  Fund's  stock  selection  process  concentrates  on the  common  stocks  of companies  that  Olstein  Capital  Management  believes  are  selling  below the investment team's proprietary  calculation of private market value. Although the investment team uses several  valuation  methodologies  to determine a company's private market value,  it emphasizes  valuations  based on a company's free cash flow.  To mitigate  the risk of investing in equity  markets,  Olstein  seeks to invest in companies  whose cash flow yield  (estimated free cash flow divided by market  capitalization)  significantly  exceeds the prevailing yield provided by three-year U.S. Treasury securities at the time of valuation, as opposed to peer group  comparisons.  When determining the value of a company,  Olstein considers quantitative  factors,  such as, but not  limited to,  returns on assets,  asset turnover,  returns on equity,  etc., and qualitative  factors,  such as, but not limited to, an assessment of a company's competitive  positioning,  its products and/or services,  the effectiveness and execution of its business strategy,  the economics and operating  dynamics of its industry,  and regulatory  issues which may affect its business.

Olstein  Capital  Management  believes  that  stock  prices  often  fall below a
company's   private  market  value  as  a  result  of  short-term  focus  on  or overreaction to several factors,  including:  a company's temporary problems,  a company's  failure  to meet  quarterly  earnings  estimates,  or other  negative information  including  short-term  industry  fundamentals  or  negative  market psychology.  Olstein  Capital  Management  also believes  that  negative  market
psychology  can  cause  stocks  to  be  temporarily   unpopular  and  therefore,
improperly  valued.  The Fund intends to capitalize on market volatility and the valuation  extremes specific to a company by purchasing its stock at prices that
Olstein  believes can result in above average  capital  appreciation if and when the  deviation  between  stock price and  Olstein's  estimate  of the  company's private  market value is corrected by market  forces or a catalyst  that changes perceptions.

When  evaluating  stocks  for  the  Fund's  portfolio   Olstein   emphasizes  an
inferential  analysis of financial  statements to assess the quality of earnings reported  by the  company and to look for early  warning  alerts of  directional changes in a company's  ability to generate free cash flow.  Because the quality of  earnings  and future free cash flow  directly  affects  the  valuation  of a company,  Olstein examines and assesses the accounting practices and the choices and  assumptions a company  makes when  constructing  its financial  statements.
Olstein  seeks  to   differentiate   between   companies  with   aggressive  and
conservative  accounting  practices and to identify positive or negative factors affecting a company's  ability to generate future free cash flow that may or may not be recognized by the financial markets.

The  Fund's  investment  philosophy  is based on the  belief  that an  intensive inferential analysis of a company's financial statements,  supporting documents, disclosure  practices,  and financial  statement  footnotes,  is the best way to analyze the  capabilities of management,  assess the quality of its earnings and the economic reality of the information provided, assess the conservatism of the accounting and disclosure practices,  evaluate the company's financial strength, and finally,  determine the value of the company. When screening investments for the  Fund's  portfolio,  Olstein  believes  that the  quality  of a  company  is associated with the following characteristics:

     o    its financial strength
     o    its ability to provide excess cash flow
     o    the quality of its earnings
     o    a high  probability  of  predicting  future  cash  flow  based  on the company's unique business fundamentals

The Fund does not utilize more conventional measures such as the number of years in business,  sensitivity to economic  cycles,  industry  categorization  or the volatility of a company's stock price when assessing the quality of a company.

Other Investment Strategies

In addition to investing in common stocks,  the All Cap Value Fund may invest in other equity  securities or securities  that have an equity  component,  such as warrants, rights, or securities that are convertible into common stock.

The Fund may engage in short  sales  transactions,  in which the Fund  borrows a stock that it does not own and sells the stock to a third party in  anticipation of a decline in the stock's market price.  If the stock price declines below the level  where  the Fund sold the stock  short,  the Fund can  realize a profit by purchasing  less expensive  shares to replace the borrowed  stock.  If the stock price rises,  it becomes  more  expensive  for the Fund to purchase  replacement shares for the borrowed  stock and the Fund can lose money.  The Fund may sell a company's stock short if Olstein believes that the company engages in aggressive accounting practices,  carries excessive debt, is over-leveraged or if the stock is otherwise overvalued.

The Fund also may  invest up to 20% of its net  assets  in  American  Depositary
Receipts  ("ADRs"),  which are receipts typically issued by a U.S. bank or trust company  that  evidence  ownership of  underlying  foreign  securities  or other foreign securities traded on U.S. exchanges,  and other foreign securities which are traded in U.S.  dollars.  The Fund's foreign  investments will be limited to investments in companies in developed countries.

The Fund will  purchase  stocks  that meet its value  criteria  and,  if Olstein
Capital  Management  concludes  that  suitable  undervalued  securities  are not available,  the Fund may invest  all or a portion  of its  assets in  short-term fixed income or money market  securities  until suitable  equity  securities are available.  At such  times,  the  Fund  will  pursue  its  secondary  investment objective of income.

MAIN RISKS

Investments in the Fund carry certain  inherent  risks.  Discussed below are the main  risks of  investing  in the Fund.  Each of these  risks has the  potential
(individually  or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market and Manager Risk

Like all mutual  funds,  an  investment  in the Fund is subject to the risk that prices of securities may decline over short,  or even extended time periods,  or that the  investments  chosen by Olstein may not perform as  anticipated.  Also,
Olstein makes all decisions  regarding the Fund's  investments.  Therefore,  the
Fund's  investment  success  depends  on the  skill of  Olstein  in  evaluating, selecting  and  monitoring  the Fund's  assets.  Olstein may be incorrect in its judgment of the value of particular stocks.

Value Investing Style Risk

The Fund uses a value-oriented investment approach.  However, a particular value stock may not increase in price as  anticipated by Olstein,  if other  investors fail to recognize  the stock's  value or if the catalyst  that Olstein  believes will increase the price of the stock does not occur or does not affect the price of the  stock  in the  manner  or to the  degree  anticipated.  Also,  Olstein's calculation of a stock's private market value involves  estimates of future cash flow  which may prove to be  incorrect,  and  therefore,  result in sales of the stock at prices lower than the Fund's original purchase price.

Portfolio Turnover

In managing the Fund,  Olstein employs a "buy and sell"  discipline,  whereby it will  purchase or sell stocks  whenever the Fund's value  criteria are met. This practice may result in a portfolio  turnover rate higher than that of many funds with similar investment strategies.  High portfolio turnover involves additional transaction  costs (such as brokerage  commissions)  that are borne by the Fund, and might involve adverse tax effects.

Foreign Investing

Investing in foreign companies  typically  involves more risks than investing in
U.S.  companies.  These risks can increase the  potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates),  country risks (political,  diplomatic,  regional conflicts,  terrorism, war, social and economic instability,  currency devaluations,  and policies that have the effect of limiting or restricting foreign investment or the movement of assets),  unfavorable  trading  practices,  less  government  supervision,  less publicly available information, limited trading markets and greater volatility.

Short Sales

Short-selling  is a technique  that may be considered  speculative.  Unlike long positions which have a finite amount of money at risk,  unhedged short positions represent  theoretically unlimited exposure to the Fund because the price of the stock could  increase  without  limit,  making it more expensive for the Fund to close the short  position by  purchasing  replacement  stock.  Whenever the Fund sells a stock short, it is required to deposit collateral in segregated accounts to cover its  obligation,  and to maintain the  collateral in an amount at least equal to the market value of the short  position.  As a hedging  technique,  the
Fund may purchase call options to buy  securities  sold short by the Fund.  Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.

                                PAST PERFORMANCE

The bar chart and tables shown below  illustrate  the  variability of the Fund's returns. The bar chart indicates the risks of investing in Class C shares of the
Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar  year  basis).  The tables show how the average annual returns of the Class A and Class C shares for the one, five and ten years
(since inception for Class A) periods compare with those of the S&P 500(R)Index.
The S&P 500(R)Index represents a broad measure of market performance. The Fund's past  performance  (before and after taxes) is not  necessarily an indication of how the Fund will perform in the future.

Class A shares may be purchased by investors who pay a "financial advisor," such as a broker,  dealer,  bank  (including  a bank  trust  department),  investment adviser,  financial  planner,  retirement plan administrator and other financial intermediary,  a separate fee for advisory  services.  The average  annual total returns in the Class A table do not  reflect  the cost of these  separate  fees.
Therefore, the net returns to a Class A shareholder may be less than the returns reflected in the table after a shareholder pays a financial advisor's fee.

[TO BE UPDATED IN RULE 485(b) FILING]

                       [Bar Chart To Be Added by Printer]

[INSERT PERFORMANCE NUMBERS]

For the Years Ending December 31*,

Year                   %
1997                34.83%
1998                15.01%
1999                34.89%
2000                12.93%
2001                17.25%
2002               -19.27%
2003                36.19%
2004                11.05%
2005               [_____]%

Total Return from January 1, 2006 to June 30, 2006: [______]%
Best Quarter:            Q4     1998     [27.67]%
Worst Quarter:           Q3     2002     [-23.46]%

*    The above  returns do not  reflect the  contingent  deferred  sales  charge
     (CDSC) of 1.00%,  which is imposed if an  investor  redeems  Class C shares within the first year of purchase. If the CDSC was reflected, returns would be less than those shown above.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2005

CLASS C                                             1 Year(1)   5 Years     10 Years
-----------------------------------------------------------------------------------------
The Olstein All Cap Value Fund
Return Before Taxes                                  [_____]%   [_____]%     [_____]%
Return After Taxes on Distributions                  [_____]%   [_____]%     [_____]%
Return After Taxes on Distributions and Sale of
Fund Shares                                          [_____]%   [_____]%     [_____]%
S&P 500(R)Index (with dividends reinvested)(2)       [_____]%   [_____]%     [_____]%
Russell 3000(R)Index (with dividends reinvested)(2)  [_____]%   [_____]%     [_____]%
Indices reflect no deductions for fees, expenses
or taxes

                                                                              Since
                                                                            Inception
CLASS A(3)                                           1 Year     5 Years     (9/21/99)
-----------------------------------------------------------------------------------------
The Olstein All Cap Value Fund
Return Before Taxes                                  [_____]%   [_____]%     [_____]%
Return After Taxes on Distributions                  [_____]%   [_____]%     [_____]%
Return After Taxes on Distributions and Sale of      [_____]%   [_____]%     [_____]%
     Fund Shares
S&P 500(R)Index (with dividends reinvested)(2)       [_____]%   [_____]%     [_____]%
Russell 3000(R)Index (with dividends reinvested)(2)  [_____]%   [_____]%     [_____]%
Indices reflect no deductions for fees, expenses
or taxes
____________________

(1)  The 1 Year total  return  figures for Class C assume  that the  shareholder redeemed  at the end of the  first  year and paid  the CDSC of  1.00%.  The average  annual total returns for Class C shown for 5 Years and 10 Years do not  include  the CDSC  because  there is no CDSC if shares are held longer than 1 year.
(2)  The S&P  500(R)Index  is an  unmanaged  index  created by Standard & Poor's
     Corporation  that is  considered  to  represent  a  sample  of 500  leading companies  in  leading  industries  of  the  U.S.  economy,  and  is not an investment product available for purchase.  The Russell 3000(R) Index is an unmanaged  index that  measures the  performance  of the 3,000 largest U.S.
     companies   based  on  total  market   capitalization,   which   represents
     approximately  98% of the investable U.S.  Equity market.  The Fund returns presented  above  include  operating  expenses  (such as  management  fees, transaction costs, etc.) and taxes, where noted, that reduce returns, while the return of the S&P 500(R) Index and the Russell 3000(R) Index do not. An
     individual who purchases an investment  product which attempts to mimic the performance of the S&P 500(R) Index or the Russell 3000(R) Index will incur expenses such as management  fees,  transaction  costs,  etc.,  that reduce returns.
(3)  The total return figures for Class A have been  calculated to reflect Class
     A's current  maximum  front-end sales charge of 5.50%. On August ___, 2006, the Fund's  Adviser  Class  shares were  redesignated  Class A shares.  The
     Adviser Class shares did not have a front-end  sales charge prior to August
     ___, 2006.

After-tax returns are calculated using the historical highest individual federal marginal  income  tax rates  and do not  reflect  the  impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. Please note that the average annual returns for the
S&P 500(R)Index,  shown above, are not after-tax return figures. This means that the returns of the S&P 500(R)Index  shown above do not reflect the amount of any taxes that may apply if an investor  were to directly  purchase  the  individual securities that make up the index.  These after-tax  return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a
401(k) plan or  individual  retirement  account.  The Fund's  past  performance, before and after taxes,  is not necessarily an indication of how it will perform in the future.

                                  FUND EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
   (fees paid directly from your investment)                       Class A     Class C
      Maximum Sales Charge (Load) Imposed on Purchases (as a        5.50%(1)     None
         percentage of offering price)
      Maximum Contingent Deferred Sales Charge (as a percentage     None(2)      1.00%(3)
         of the original purchase price)
      Maximum Sales Charge (Load) Imposed on Reinvested             None         None
         Dividends (as a percentage of offering price)
      Redemption Fees                                               None(4)      None(4)
____________________

(1)  Prior to August __, 2006,  the Fund's Class A Shares,  formerly the Adviser
     Class  Shares,  did not have a front-end  sales  charge.  Shareholders  who purchased the Class A shares  (formerly,  the Adviser Class shares)  before
     August __,  2006 were not charged a front-end  sales  load.  The  front-end sales charge may be reduced or waived under certain circumstances.
(2)  Purchases of $1 million or more that were not subject to a front-end  sales charge are subject to a contingent  deferred sales charge ("CDSC") of 1.00%
     if sold within one year of the purchase date.
(3)  There is no CDSC if you  redeem  Class C shares  more  than one year  after purchase. The CDSC may be waived under certain
(4)  The Transfer Agent charges a fee (currently  $15) for each wire  redemption and for redemption proceeds sent by overnight courier.

[TO BE UPDATED IN RULE 485(b) FILING]

Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)         Class A(1)     Class C
     Management Fees                                       1.00%         1.00%
     Distribution and Service (12b-1) Fees                 0.25%         1.00%
     Other Expenses                                       [_____]%      [_____]%
     Total Annual Fund Operating Expenses                 [_____]%      [_____]%

____________________

(1)  The Class A expenses  in this table do not include  any  separate  advisory fees that may be charged by financial advisors.

EXPENSE EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest $10,000 in each class of the Fund for the time periods indicated
and then redeem all of your shares at the end of each period,  unless  otherwise indicated. The examples also assume that you earn a 5% return each year, with no change in expense  levels.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be:

[TO BE UPDATED IN RULE 485(b) FILING]

                                    1 Year         3 Years        5 Years        10 Years
Class A                           $[______]       $[______]      $[______]      $[______]
Class C (assuming sale of all     $[______]       $[______]      $[______]      $[______]
   shares at end of period)       $[______]       $[______]      $[______]      $[______]
Class C (assuming no sale of      $[______]       $[______]      $[______]      $[______]
shares)                           $[______]       $[______]      $[______]      $[______]

                    THE OLSTEIN STRATEGIC OPPORTUNITIES FUND
                      OBJECTIVES, STRATEGIES AND MAIN RISKS

INVESTMENT OBJECTIVES

The Strategic  Opportunities  Fund's  investment  objective is long-term capital appreciation and its secondary objective is income.

These objectives may be changed without shareholder approval;  however, the Fund will provide  advance  notice to  shareholders  of any change to its  investment objectives. There can be no assurance that the Fund will achieve its objectives.

INVESTMENT STRATEGIES

Principal Investment Strategies

Olstein  Capital  Management  believes  that  management  of small- to mid-sized companies face unique  strategic  choices,  challenges and problems,  often as a result of the  company's  size  and/or  expectations  for growth.  Olstein  also believes that the markets'  short-term reaction to such situations often creates unique investment  opportunities for the long-term  investor.  The Fund seeks to achieve its  objectives  by investing  primarily  in common  stocks of small- to mid-sized companies  ("small-cap" or "mid-cap" stocks) that Olstein believes are selling at a significant discount to its proprietary cash flow-based calculation of  private  market  value.  The Fund  invests in a manner  consistent  with the
Olstein  Investment  Philosophy  described  above.  In addition,  the  Strategic
Opportunities  Fund may employ a distinctive  approach that involves engaging as an activist investor in situations where Olstein perceives that such an approach will add value to the investment process. Although the Fund does not have strict limits regarding the size (market  capitalization) of companies in which it will invest,  the emphasis on small- to medium- sized companies allows the Fund, when warranted,  to  accumulate a material  percentage  ownership in such  companies, which may  increase  the  probability  of  management's  acting  upon  Olstein's strategic alternatives.

For  purposes  of  this  investment  policy,  the  Fund  considers  "small-  and mid-capitalization  companies" to be companies with market capitalization values
(share price  multiplied  by the number of shares of common  stock  outstanding)
within the range represented in the Russell 2500(TM) Index. The Russell 2500(TM)
Index measures the  performance  of the 2,500 smallest  companies in the Russell
3000(R) Index, which represents  approximately 16% of the Russell 3000(R) Index.
As  of   ________________________,   the  average  market   capitalization   was
approximately $___ billion;  the median market  capitalization was approximately
$____ million; the smallest company had a market capitalization of approximately
$____  million  and  the  largest  company  had  a  market   capitalization   of
approximately $___ billion. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Fund will  focus on  companies  for which  Olstein  Capital  Management  has identified  strategic  alternatives  that  are  being  implemented,  or could be implemented,  by management  that have the potential to narrow the valuation gap between market price and Olstein Capital Management's  proprietary  calculations of private market value. For small- to mid-sized companies Olstein believes that opportunities to buy under-valued  stocks may arise from many factors including, but not limited to:

     o    the negative psychology of crowds
     o    misperceptions of, and investor  over-reaction to, short-term problems or negative news
     o    the earnings power of such companies may be underappreciated
     o    the potential of such companies to generate  future free cash flow may be unrecognized
     o    such  companies may be less prone to identify that change is needed to improve financial results
     o    some  of  these  companies  may  have  little  or no  following  among investors
     o    such companies may have a higher  probability  of having  unrecognized business lines and hidden or undervalued assets

When evaluating stocks for the Fund, Olstein emphasizes an inferential  analysis of  financial  statements  to assess the  quality of  earnings  reported  by the company and to  identify  early  warning  alerts of  directional  changes in the company's  ability to generate free cash flow. Since the quality of earnings and future  excess cash flow directly  affects the  valuation of a company,  Olstein examines and assesses the accounting  practices and choices a company makes when constructing its financial  statements.  Olstein seeks to differentiate  between companies with aggressive and conservative  accounting practices and to identify positive or negative  factors  affecting a company's  ability to generate future free cash flow that may or may not be recognized by the financial markets.

The Fund may also engage in shareholder  activism as a form of value  investing.
As a shareholder activist,  Olstein may make significant minority investments in public companies that it believes are substantially  undervalued,  often seeking to influence  management  to undertake  specific  steps to increase  shareholder value.  Activists often focus on "deep value" situations where the public market price does not reflect Olstein's  estimate of the company's  intrinsic value, or where there is an  identifiable  impediment to the recognition of private market value. In such situations,  Olstein will either approach company management on a cooperative  basis  offering  strategic  advice,  transactional  experience  and relationships  or Olstein  may be  prepared  to  challenge  company  management.
Desired  outcomes of the Fund's  shareholder  activism may include,  but are not limited to, the liquidation of non-core assets, share repurchases, a dividend of excess cash, a new or changed  management  team,  material changes in management policies, the removal of a "poison pill," or a merger or sale of the company.

Although the investment  manager's  intent is to acquire a significant  stake in the stock of a target company as an activist investor, it is possible that news, price movements,  or other market conditions may cause Olstein to stop acquiring a stock or sell an existing position.

Other Investment Strategies

In addition to investing in common  stocks,  the Fund may invest in other equity securities  or  securities  that have an  equity  component,  such as  warrants, rights, or securities that are convertible into common stock.

The Fund also may invest up to 20% of its net assets in ADRs. The Fund's foreign investments will be limited to investments in companies in developed countries.

The Fund will  purchase  stocks  that meet its value  criteria  and,  if Olstein concludes that suitable undervalued  securities are not available,  the Fund may invest all or a portion of its assets in short-term fixed income or money market securities  until suitable equity  securities are available.  At such times, the
Fund will pursue its secondary investment objective of income.

MAIN RISKS

Investments in the Fund carry certain  inherent  risks.  Discussed below are the main  risks of  investing  in the Fund.  Each of these  risks has the  potential
(individually  or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Non-Diversification Risk

The Fund is  non-diversified,  which  means  that the Fund may  concentrate  its investments in a smaller number of issuers than a diversified fund. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund.  Because  of this,  the gains or losses  on a single  security  may have a greater  impact  on the  Fund's  net  asset  value  than  would  be the  case if investments were made in a larger number of securities.

Stock Market and Manager Risk

Like all mutual  funds,  an  investment  in the Fund is subject to the risk that prices of securities may decline over short,  or even extended time periods,  or that the  investments  chosen by Olstein may not perform as  anticipated.  Also,
Olstein makes all decisions  regarding the Fund's  investments.  Therefore,  the
Fund's  investment  success  depends  on the  skill of  Olstein  in  evaluating, selecting  and  monitoring  the Fund's  assets.  Olstein may be incorrect in its judgment of the value of particular stocks.

Small- or Mid-Size Capitalization Company Risk

The securities of companies with small- or mid-size  capitalizations may involve
greater   investment   risks  than   securities   of   companies   with   larger
capitalizations.  Small-  or  mid-size  capitalization  companies  may  have  an unproven or narrow  technological  base and limited product lines,  distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial  management,  making the companies more susceptible to certain  setbacks and reversals.  As a result,  the securities of small- or  mid-size  capitalization  companies  may be subject to more abrupt or erratic price movements,  may have more limited  marketability,  and may be less liquid than securities of companies with larger  capitalizations.  Securities of small- or  mid-size  capitalization  companies  also may pay no, or only  small, dividends.

Value Investing Style Risk

The Fund uses a value-oriented investment approach.  However, a particular value stock may not  increase in price as  anticipated  by Olstein if other  investors fail to recognize  the stock's  value or if the catalyst  that Olstein  believes will increase the price of the stock does not occur or does not affect the price of the  stock  in the  manner  or to the  degree  anticipated.  Also,  Olstein's calculation of a stock's private market value involves  estimates of future cash flow  which may prove to be  incorrect,  and  therefore,  result in sales of the stock at prices lower than the Fund's original purchase price.

Portfolio Turnover

Olstein  employs a "buy and sell"  discipline,  under which it will  purchase or sell stocks whenever the Fund's value criteria are met. This practice may result in a  portfolio  turnover  rate  higher  than that of many  funds  with  similar investment  strategies.  High portfolio turnover involves additional transaction costs  (such as  brokerage  commissions)  that are borne by the Fund,  and might involve adverse tax effects.

Liquidity Risk

The securities of many small- and mid-size  capitalization  companies may have a smaller  "float"  (the number of shares that  normally  trade) and attract  less market interest and, therefore, are subject to liquidity risk. Liquidity risk is the risk that certain  securities  may be difficult or impossible to sell at the time and price that the Fund would like to sell the  security.  If that happens, the Fund may have to lower the price, sell other securities  instead,  or forego an  investment  opportunity,  any of which could have a negative  effect on Fund performance.

Foreign Investing

Investing in foreign companies  typically  involves more risks than investing in
U.S.  companies.  These risks can increase the  potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates),  country risks (political,  diplomatic,  regional conflicts,  terrorism, war, social and economic instability,  currency devaluations,  and policies that have the effect of limiting or restricting foreign investment or the movement of assets),  unfavorable  trading  practices,  less  government  supervision,  less publicly available information, limited trading markets and greater volatility.

                                PAST PERFORMANCE

There is no performance information quoted for the Strategic Opportunities Fund, as the  Fund  had not  commenced  investment  operations  as of the date of this
Prospectus.

                                  FUND EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
   (fees paid directly from your investment)                        Class A    Class C
      Maximum Sales Charge (Load) Imposed on Purchases (as a         5.50%(1)   None
         percentage of offering price)
      Maximum Contingent Deferred Sales Charge (as a percentage      None       1.00%(2)
         of the original purchase price)
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends    None       None
         (as a percentage of offering price)
      Redemption Fees                                                None(3)    None(3)
____________________

(1)  Purchases of $1 million or more that were not subject to a front-end  sales charge  are  subject  to a CDSC of  1.00%  if sold  within  one year of the purchase  date.  The front-end  sales charge may be reduced or waived under certain circumstances.
(2)  There is no CDSC if you  redeem  Class C shares  more  than one year  after purchase. The CDSC may be waived under certain
     circumstances.
(3)  The Transfer Agent charges a fee (currently  $15) for each wire  redemption and for redemption proceeds sent by overnight courier.

[TO BE UPDATED IN RULE 485(b) FILING]

Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)               Class A(1)     Class C
     Management Fees                                              1.00%        1.00%
     Distribution and Service (12b-1) Fees                        0.25%        1.00%
     Other Expenses(2)                                          [_____]%     [_____]%
     Total Annual Fund Operating Expenses(3)                    [_____]%     [_____]%
     Management Fee Waiver/Expense Reimbursement(3)             [_____]%     [_____]%
     Net Expenses(3)                                              1.60%        2.35%
____________________

(1)  The Class A expenses  in this table do not include  any  separate  advisory fees that may be charged by financial advisors.
(2)  Other expenses are based on estimates for the current fiscal year.
(3)  Olstein has agreed to contractually waive or reduce all or a portion of its management  fee and, if necessary,  to bear certain other expenses to limit the  annualized  expenses  of the  Strategic  Opportunities  Fund to 1.35%, exclusive  of  12b-1  and  shareholder  servicing  fees.  Olstein  may seek
     reimbursement   of  its  waived  fees  and  expenses  borne  under  certain circumstances.  This  contractual fee waiver will remain in effect until at least October 28, 2007.

EXPENSE EXAMPLE

     The  following  examples  are  intended  to help  you  compare  the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The examples  assume that you invest  $10,000 in each class of the Fund for the time periods  indicated and then redeem all of your shares at the end of each period, unless otherwise  indicated.  The examples also assume that you earn a 5% return each year, with no change in expense  levels.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE UPDATED IN RULE 485(b) FILING]

                                                          1 Year(1)      3 Years(1)
Class A...................................................$[______]      $[______]
Class C (assuming sale of all shares at end of period)....$[______]      $[______]
Class C (assuming no sale of shares)......................$[______]      $[______]
____________________

(1)  The Fund has not  projected  expenses  beyond the  three-year  period shown because  the  Fund  had not  commenced  operations  as of the  date of this
     Prospectus.

                                FUND INFORMATION

                             MANAGEMENT OF THE FUNDS

The Funds' investments and day-to-day business operations are managed by Olstein
Capital Management,  L.P. ("Olstein Capital Management" or "Olstein") (formerly,
Olstein & Associates,  L.P.), 4 Manhattanville Road,  Purchase,  New York 10577,
subject to supervision by the Board of Trustees of the Trust. The members of the
Board of Trustees are  fiduciaries  for the Funds'  shareholders  and  establish policy for the operation of the Trust.

As investment manager,  Olstein selects investments for the Funds and supervises each Fund's portfolio transactions to buy and sell securities,  all according to
each  Fund's  stated  investment  objectives  and  policies.   Olstein  is  also
responsible  for selecting  brokers and dealers to execute the Funds'  portfolio transactions.  Olstein may place transactions through itself or Fund affiliates, subject to the  Securities  and Exchange  Commission  ("SEC") rules  designed to ensure fairness of commissions.  Olstein will provide,  on a reimbursable basis, administrative and clerical services,  office space and other facilities for the
Funds and keep  certain  books and records for the Funds.  To date,  Olstein has chosen not to accrue or seek reimbursement for such expenses from the Funds.

Pursuant to an Investment  Management  Agreement between the Trust, on behalf of the All Cap Value Fund, and Olstein,  for its investment  management services to the All Cap Value  Fund,  Olstein  received  an annual fee equal to 1.00% of the
Fund's average daily net assets, as of June 30, 2006.  Pursuant to an Investment
Management Agreement between the Trust, on behalf of the Strategic Opportunities
Fund,  and Olstein,  for its  investment  management  services to the  Strategic
Opportunities  Fund,  Olstein  will  receive an annual fee equal to 1.00% of the
Fund's average daily net assets.  Olstein has agreed to  contractually  waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized  expenses of the Strategic  Opportunities
Fund to 1.35%,  exclusive of 12b-1 and shareholder  servicing fees.  Olstein may seek reimbursement of its waived fees and expenses borne for a three-year period following  such  fee  waivers  and  expense  reimbursements,  provided  that the reimbursement  by the Fund of Olstein will not cause total  operating  expenses, exclusive of 12b-1 and shareholder  servicing fees, to exceed the expense cap as then may be in effect for the Fund.  This  contractual fee waiver will remain in effect until at least October 28, 2007.

A  discussion  regarding  the basis for the  Board of  Trustees  of the Trust in approving the Investment  Management  Agreement  between the Trust, on behalf of the All Cap Value  Fund,  and  Olstein is  available  in the Fund's  semi-annual report to shareholders for the semi-annual period ending December 31, 2005.

PORTFOLIO MANAGERS

Robert A.  Olstein  serves  as the  Chairman,  Chief  Executive  Officer,  Chief
Investment  Officer  and Head  Portfolio  Manager  of  Olstein  and has  primary responsibility  for the management of the Funds'  portfolio of  securities.  Mr.
Olstein also serves as President of each Fund.  Mr.  Olstein has been engaged in various  aspects  of  securities  research  and  portfolio  management  for both institutional and retail clients since 1968. In 1971, he co-founded the "Quality of Earnings Report" service,  which pioneered the idea of utilizing  inferential screening of financial  statements to identify early warning alerts of potential changes in a company's  future earnings power, and thus, the value of its stock.
Prior to forming  Olstein,  Mr.  Olstein  managed  portfolios  for  individuals,
corporations  and  employee  benefit  plans  as  Senior  Vice   President/Senior
Portfolio  Manager at Smith Barney Inc. and its  predecessor  companies  between
1981 and 1995. Mr. Olstein was Senior Vice President/Senior Portfolio Manager at
Smith Barney,  where he managed  portfolios for  individuals,  corporations  and employee  benefit  plans  under the Smith  Barney  Equity  Portfolio  Management
Program.  Mr.  Olstein is a senior  member of the New York Society of Securities
Analysts and a fellow member of the Financial Analysts Federation.  He is a past recipient of the Financial Analysts Federation (now CFA Institute) Graham & Dodd
Scroll Award,  has testified  before the Banking  Committee of the United States
Senate on bank  accounting  practices and the Senate  Banking  Committee on bank accounting,  and has been quoted in, and is the author of, numerous  articles on corporate  reporting and disclosure  practices in publications  such as The Wall
Street Journal, Business Week, The New York Times, Barron's, and other financial publications.  Mr. Olstein  periodically  appears as a guest  commentator on Fox
News  Channel,  CNBC,  and CNN.  Mr.  Olstein  has  managed  each Fund since its inception.  Mr. Olstein holds an M.B.A. in Accounting and a B.A. in Mathematical
Statistics from Michigan State University.

Sean Reidy  serves as  Co-Portfolio  Manager  and Senior  Analyst of the All Cap
Value Fund. As Co-Portfolio Manager, Mr. Reidy assists Mr. Olstein by overseeing the  day-to-day  portfolio  activities  of the Fund.  Mr.  Reidy was a  research assistant to Mr.  Olstein at Smith  Barney from 1992 to 1995,  and has served in various  research  capacities at Olstein  since its founding in 1995.  Mr. Reidy holds a B.A. in Liberal Studies,  with a concentration  in Economics,  from Pace
University.  Mr. Reidy has been a Co-Portfolio Manager of the All Cap Value Fund since October 2004.

Eric R.  Heyman  serves  as  Co-Portfolio  Manager  and  Senior  Analyst  of the
Strategic  Opportunities Fund. As Co-Portfolio  Manager,  Mr. Heyman assists Mr.
Olstein by overseeing  the  day-to-day  portfolio  activities  of the Fund.  Mr.
Heyman also supports the Portfolio  Managers in their  management of the All Cap
Value Fund.  Mr. Heyman has been with Olstein since 1996 and was named  Director of Research in June 2005.  As Director of Research,  Mr.  Heyman  documents  and
maintains  Olstein's  valuation  models,   valuation   procedures  and  research
methodology and oversees the ongoing generation of investment ideas,  sector and company  coverage and the orderly flow of  information  throughout  the Research
Department.  Previously Mr. Heyman held the position of Accountant  with Norstar
Energy, a subsidiary of Orange and Rockland  Utility.  Mr. Heyman holds a B.B.A.
in Accounting from Pace University.  Mr. Heyman has been a Co-Portfolio  Manager of the  Strategic  Opportunities  Fund since its  inception  and has assisted in managing the All Cap Value Fund - since [___________].

The Funds'  Statement of Additional  Information  ("SAI")  furnishes  additional information about the Portfolio Managers'  compensation,  other accounts managed by the Portfolio Managers and each Portfolio  Manager's  ownership of securities in the Funds that he manages.

                                FUND DISTRIBUTION

Olstein serves as each Fund's  principal  underwriter and national  distributor.
Shares of the Funds are offered to investors through  "financial  advisors" such as  brokers,  dealers,  banks  (including  bank trust  departments),  investment advisers, financial planners, retirement plan administrators and other financial intermediaries  that  have  a  selling,  servicing,  administration  or  similar agreement with Olstein. Olstein also engages directly in sales efforts, provides marketing and shareholder  servicing  support for the Funds, and coordinates the distribution  activities of the Funds, service providers and financial advisors.
Olstein is the broker-dealer  primarily responsible for a significant percentage of shareholder accounts.

Sales  Charges.  As described in this  Prospectus,  shareholders  of Class A and
Class C shares may pay initial or deferred sales charges that compensate Olstein and other financial advisors for sales activities.

Rule 12b-1 Distribution and Shareholder  Servicing Fees.  Financial advisors and
Olstein are also  compensated by the Funds through Rule 12b-1  distribution  and shareholder  servicing  fees.  Each Fund has adopted  Shareholder  Servicing and
Distribution  Plans for both its Class A shares and its Class C shares  pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each 12b-1 Plan assesses fees to the Class that are used to  compensate  financial  advisors for sales of shares of the Class and for shareholder and  distribution  services  provided to that  Class'  shareholders.  Because  these fees are paid out of the assets of a
Class on an on-going basis,  over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under  each  Fund's  Class A Plan,  the  assets of a Fund's  Class A shares  are subject to annual fees totaling 0.25% of the average daily net assets of Class A of the Fund.  Under each  Fund's  Class C Plan,  the assets of a Fund's  Class C shares are subject to annual fees totaling 1.00% of the average daily net assets of the Class. Seventy five percent of the fee payable under the Class C Plan may be used to compensate  Olstein and financial  advisors for  distribution-related activities  which may include the  preparation,  printing  and  distribution  of prospectuses,  sales materials, reports, advertising,  media relations and other distribution-related  expenses, including allocable overhead and compensation of
Olstein officers and personnel involved in sales and marketing  activities.  The fees also cover payments to financial  advisors with respect to sales of Class C shares. The remaining twenty five percent of the fee is a shareholder  servicing fee used to compensate  Olstein and financial advisors for ongoing servicing and maintenance  of each  Fund's  Class C  shareholder  accounts.  Such  shareholder servicing  activities include  responding to shareholder  inquiries or providing other similar  services not otherwise  required to be provided by Olstein or the
Funds' administrator.

Payments  under the 12b-1  Plans are not tied  exclusively  to  distribution  or shareholder  servicing  expenses actually incurred by Olstein or others, and the payments may exceed or be less than the amount of expenses actually incurred.

To  promote  the sale of the  Funds'  Class C  shares,  Olstein  makes  up-front payments from its own resources to financial  advisors in amounts up to 1.00% of the amount  invested  by their  clients  in the Class C shares of the Funds.  In order to recoup these up-front payments,  Olstein receives all of the 12b-1 fees during the first year.  After one year,  financial  advisors  receive the entire ongoing 12b-1 fees associated with their clients' investments. Up-front payments to financial  advisors  are  financed  solely by Olstein and are not financed by investors or the Funds.

Revenue Sharing. Olstein also pays additional  compensation,  at its own expense and not as an expense of the Funds, to certain unaffiliated  financial advisors.
These  payments  may  be for  marketing,  promotional  or  related  services  in connection  with the sale or  retention  of Fund shares  and/or for  shareholder servicing.  Such  payments may also be paid to financial  advisors for providing recordkeeping,  sub-accounting,  transaction processing and other shareholder or administrative  services  in  connection  with  investments  in the  Funds.  The existence  or level of payments  made to a qualifying  financial  advisor in any year will vary and may be  substantial.  Such payments are based on factors that include  differing  levels of services  provided by the financial  advisor,  the level of assets maintained in the financial  advisor's customer accounts,  sales of new  shares  by  the  financial  advisor,  the  placing  of  the  Funds  on a recommended or preferred  list,  providing the Funds with "shelf space" and/or a higher  profile for the financial  advisor's  consultants,  sales  personnel and customers,  access to a financial  advisor's  sales personnel and other factors.
These  payments to financial  advisors are in addition to the  distribution  and service fees and sales  charges  described  in this  Prospectus.  Olstein  makes revenue sharing payments from its own profits or resources.  Generally,  Olstein pays such amounts from its own resources when the selling and/or  servicing fees required  by  financial  advisors  exceed  the  amount of 12b-1 fees that may be available from the Funds.  Any such revenue sharing payments will not change the net asset value or the price of a Fund's shares.  To the extent permitted by SEC and NASD rules and other  applicable  laws and  regulations,  Olstein may pay or allow other promotional incentives or payments to financial advisors.

Revenue sharing payments may create a financial incentive for financial advisors and their sales  personnel to highlight,  feature or recommend  funds based,  at least in part, on the level of compensation  paid. If one mutual fund sponsor or distributor makes greater payments for distribution  assistance than sponsors or distributors of other mutual funds, a financial advisor and its salespersons may have a financial  incentive  to favor sales of shares of one mutual fund complex over  another or over other  investment  options.  You should  consult with your financial  advisor and review carefully any disclosures  they provide  regarding the  potential  conflicts  of interest  associated  with the  compensation  they receive in connection with investment products they recommend or sell to you.

For more information, please see the SAI.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio holdings is available in the SAI.

                             SHAREHOLDER INFORMATION

                           SHARE CLASSES OF THE FUNDS

Each Fund  offers two classes of shares,  Class A Shares and Class C shares.  On
August  __,  2006,  the  Adviser  Class  shares of the All Cap  Value  Fund were redesignated as Class A shares of the All Cap Value Fund.

The  services  or share  classes  available  to you may vary  based on where you choose  to  purchase  shares  of the  Funds.  Each  share  class  represents  an investment in the same portfolio of securities, but each share class has its own sales charge and expense  structure,  allowing you to choose the class that best suits your situation.  When you purchase shares of the Funds,  you must choose a share class. If none is chosen, your investment will be made in Class A shares.

Please note,  foreign  investors  generally  are not  permitted to invest in the
Funds.

You should consider several factors when choosing a share class, including:

     o    How long you expect to own the shares;

     o    How much you plan to invest;

     o    Total expenses associated with owning each share class;

     o    Whether you qualify for any reduction or waiver of sales charges; and

     o    Whether you plan on redeeming shares in the near future.

Each investor's  financial  considerations  will differ. You should consult with your financial advisor who can assist you in deciding
on the best share class for your situation.

CLASS A SHARES

Class A shares of the Funds are  generally  offered for sale  through  financial advisors,  such as brokers,  dealers,  investment advisers,  financial planners, financial institutions, and directly from the Funds.

Prior to August  __,  2006,  the  Class A shares of the All Cap Value  Fund were designated as the Adviser Class shares.  As a result of the redesignation of the
Adviser Class shares, on August __, 2006, purchases of Class A shares of the All
Cap Value Fund became subject to a maximum initial sales charge of 5.50%,  which is deducted from the  shareholder's  initial purchase of shares, as described in more detail below.  Shareholders  who purchased their Class A shares  (formerly,
Adviser Class  shares)  before August __, 2006 were not charged an initial sales charge when they  purchased  their shares and are  "grandfathered"  in that they have  the  right to  continue  to  purchase  additional  Class A shares  (in the grandfathered  account  only) of the All Cap Value Fund without being subject to the initial sales charge.

Class A Sales Charges

Class A shares have a maximum  front-end  sales charge of 5.50% that is included in the offering price of the Class A shares.  The "offering price" of the shares includes the front-end  sales  charge.  This sales charge is paid at the time of purchase and is not invested in the Fund.  Class A shares also are subject to an ongoing Rule 12b-1  distribution  and shareholder  servicing fee of 0.25% of the average  daily  net  assets of Class A shares  of a Fund.  For more  information regarding  the Class A shares  Rule 12b-1 fee,  see the section  entitled  "Rule
12b-1 Plans" under the heading  "Fund  Distribution"  above.  Class A shares are generally not subject to a contingent  deferred sales charge (a "CDSC"),  except as discussed below.

The front-end sales charges for Class A shares are assessed as follows(1):

                                Sales Charge as a Percentage of:
Amount of Investment          Offering Price   Net Amount Invested
Less than $50,000                  5.50%              5.82%
$50,000 to $99,999                 4.50%              4.71%
$100,000 to $249,999               3.50%              3.63%
$250,000 to $499,999               2.50%              2.56%
$500,000 to $999,999               2.00%              2.04%
$1,000,000 and over(2)             0.00%              0.00%
____________________

(1)  Shareholders  who were  shareholders  of Class A shares  (formerly  Adviser
     Class  shares) of the All Cap Value  Fund prior to August __,  2006 are not subject to these sales charges only in the account that was opened prior to
     August __, 2006.
(2)  A CDSC of 1.00%,  based on the lesser of the original purchase price or the value of such  shares at the time of  redemption,  is  charged  on sales of shares  made  within  one  year  of  the  purchase  date.  Class  A  shares representing  reinvestment  of  dividends  are not  subject  to this  1.00%
     charge.  In addition,  Class A  shareholders  of the All Cap Value Fund who were  shareholders of the Adviser Class of shares of the All Cap Value Fund prior to August __, 2006 are not  subject to this 1.00%  charge only in the account that was opened prior to August __, 2006.

Sales Charge Waivers for Class A Shares

The  Funds'  Class A  front-end  sales  charge  will not apply to Class A shares purchased by or through:

     1.   An  Officer,   Trustee,  Director  or  employee  of  Olstein  (or  any
          investment company managed by Olstein),  any affiliate of Olstein, the
          Funds' custodian bank or Transfer Agent and members of their families, including trusts established for the benefit of the foregoing.

     2.   Employees of brokerage  firms that are in good standing with the NASD, employees of financial  planning  firms who place orders for the Funds through a member in good  standing  with the  NASD,  and the  families
          (limited to spouses,  domestic partners,  and dependent children under age 21) of both  types of  employees,  provided  that the  orders  are placed  through an NASD member firm that has signed an agreement  with
          Olstein to sell Fund shares.

     3.   Customers  of bank trust  departments,  companies  with trust  powers, broker-dealers  and investment  advisers who charge fees for services, including broker-dealers who utilize wrap fee or similar arrangements, subject  to the  conditions,  fees and  restrictions  imposed by these persons.

     4.   Clients of  administrators or other service providers of tax-qualified employee-sponsored retirement plans which have entered into agreements with Olstein.

     5.   Retirement  plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections 401(a),  401(k),  403(b) or 457 of the Internal Revenue
          Code),  in each  case if those  purchases  are made  through a broker, agent or other  financial  advisor that has made special  arrangements with Olstein for those purchases.

     6.   Charities,  charitable organizations or foundations,  including trusts
          established   for  the   benefit  of   charitable   organizations   or
          foundations.

     7.   Shareholders  who originally  paid a front-end sales charge on Class A shares  of a Fund and  reinvest  the  money  in the same  Fund or of a different  Fund of the  Trust  up to the  amount  previously  redeemed within one year of the redemption date.

     8.   Shareholders  exercising the exchange privilege,  as described in this
          Prospectus.

Sales Charge Reductions for Class A Shares

As shown in the chart  above,  larger  purchases  of Class A shares  reduce  the percentage sales charge you pay. In determining  whether you are entitled to pay a reduced sales  charge,  you may aggregate  certain other  purchases  with your current purchases as described below.

Rights  of  Accumulation.  A  purchaser  of Class A  shares  may  qualify  for a reduction  of the  front-end  sales  charge  on  purchases  of Class A shares by combining a current  purchase  with  certain  other Class A or Class C shares of either of the Funds already  owned.  To determine if you qualify for a reduction of the front-end sales charge,  the amount of your current  purchase is added to the current net asset value of your other Class A or Class C shares,  as well as those  Class A or  Class C  shares  of your  spouse  or  domestic  partner,  and dependent  children under the age of 21 residing in the same  household.  If you are the  sole  owner  of a  company,  you may  also  add any  company  accounts, including  retirement plan accounts invested in Class A or Class C shares of the
Funds.  Companies with one or more  retirement  plans may add together the total plan assets  invested in Class A or Class C shares of the Funds to determine the front-end  sales charge that  applies.  To qualify for the  discount,  when each purchase is made the financial  advisor or shareholder must provide Olstein with sufficient  information to verify that the purchase  qualifies for the privilege or discount.  The right of accumulation  may be amended or terminated by Olstein at any time as to purchases occurring thereafter.

Shares  purchased  through a  financial  advisor  may be  subject  to  different procedures  concerning  Rights of  Accumulation.  Please  contact your financial advisor for more information.

Letter of Intent.  Investors  may also obtain  reduced sales charges for Class A shares for  investments  of a particular  amount by means of a written Letter of
Intent,  which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more  Funds.  Each  purchase  of Class A shares  under a Letter  of  Intent  will be made at the  public  offering  price applicable  at the time of such  purchase to a single  transaction  of the total dollar amount  indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A and/or Class C shares made not more than three months prior to the date that the  investor  signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect;  however, the 13-month period during  which the Letter of Intent is in effect  will begin on the date on which the Letter of Intent is signed.

Investors  do not receive  credit for shares  purchased by the  reinvestment  of distributions.  Investors  qualifying  for  a  right  of  accumulation  discount
(described previously) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding  obligation  upon the investor to purchase the full amount  indicated.  The minimum  initial  investment  under a Letter of
Intent is 5% of such amount,  and must be invested  immediately.  Class A shares purchased  with the  first 5% of such  amount  may be held in  escrow  to secure payment of the higher sales charge  applicable to the shares actually  purchased if the full amount  indicated is not purchased.  When the full amount  indicated
has been  purchased,  the escrow will be  released.  If an  investor  desires to redeem  escrowed  shares before the full amount has been  purchased,  the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

If you establish a Letter of Intent, you can aggregate your accounts, as well as the accounts of your spouse or domestic  partner,  and dependent  children under the age of 21 residing in the same  household.  You will need to provide written instructions  with  respect  to the other  accounts  whose  purchases  should be considered in fulfillment of the Letter of Intent.

Letter of Intent forms may be obtained from the Funds. Investors should read the
Letter of Intent carefully.

Note on Sales Charge Reductions and Waivers for Class A Shares

Additional  information  concerning  sales  charge  reductions  and  waivers  is available  in the SAI.  If you think  you  qualify  for any of the sales  charge waivers or reductions  described  above,  you may need to notify and/or  provide documentation  to your  financial  advisor or the  Funds.  You will also need to notify your financial advisor or the Funds of the existence of other accounts in which there are holdings  eligible to be  aggregated  to meet certain sales load breakpoints.  Information  you may need to provide to your financial  advisor or the Funds includes:

o    Information or records  regarding  shares of the Funds held in all accounts at any financial advisor;

o    Information or records regarding shares of the Funds held in any account at any  financial  advisor by  related  parties  of the  shareholder,  such as members of the same family; and/or

o    Any other  information  that may be necessary for Olstein to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your financial advisor or the Funds.

CLASS C SHARES

Class C  shares  of each  Fund  are  offered  to the  public  through  financial advisors, such as brokers, dealers,  investment advisers and financial planners, and  directly  by the  Funds.  You  may  purchase  Class C  shares  of a Fund by following the instructions for purchasing  shares as described under the section in this Prospectus entitled, "How to Purchase Shares."

Class C Sales Charges

Class C shares of a Fund that are redeemed within the first year of purchase may be subject to a CDSC of 1.00% of the  original  purchase  price of such  shares.
There  is no CDSC if Class C  shares  are  redeemed  more  than  one year  after purchase.  Class C shares also are subject to an ongoing Rule 12b-1 distribution and shareholder  servicing fee of 1.00% of the average daily net assets of Class
C shares of a Fund. For more information regarding the Class C shares Rule 12b-1 fee,  see the section  entitled  "Rule  12b-1  Plans"  under the  heading  "Fund
Distribution" above. Class C shares are not subject to a front-end sales charge.

The CDSC charges for Class C shares are assessed as follows:

                                          CDSC
Year After Purchase Made   (as a % of dollar amount subject to
                                         charge)
Up to 1 year:                             1.00%
After 1 full year                         None

CDSC Waivers for Class C Shares

To obtain a waiver of the  current  CDSC,  you must  notify the Fund,  which may require evidence of your  qualification.  The Funds' Class C CDSC will not apply to the following Class C redemptions:

     1.   A client of Olstein who  maintains a private  brokerage  account  with
          Olstein at the time of purchase and redemption.

     2.   Participants  in 401(k) or 403(b)  plans for which a Fund is listed as an investment option and Olstein is listed as broker of record.

     3.   Certain shareholders  exercising the exchange privilege,  as described in the section entitled "How to Exchange Shares" below.

     4.   Eligible  Mandatory  Distributions  under 403(b) Plans and  individual retirement  accounts to  shareholders  who have attained the age of 70
          1/2 (waiver  applies  only to amounts  necessary  to meet the required minimum amount).

     5.   The death of the  shareholder,  if such shares are redeemed within one year of death.

In addition,  shareholders of the Funds who, after redeeming Class C shares that were subject to a CDSC,  decide to repurchase  the same amount of Class C shares of the same Fund or of a different Fund of the Trust within  forty-five  days of the  redemption,  will receive an amount of shares equal to the repurchase  plus the number of shares  repurchased at the current day's net asset value necessary to  reimburse  the  amount of the CDSC.  You should be sure to notify the Funds'
Transfer  Agent  upon  such  a  repurchase   when  you  wish  to  exercise  this
reimbursement privilege.

NOTE ON SALES CHARGES

Information  regarding the Funds'  distribution  arrangements and the applicable sales charge reductions and waivers is available on the Funds' website,  free of charge, at http://www.olsteinfunds.com.

                             PRICING OF FUND SHARES

Each Fund's classes of shares invests in the same portfolio of investments.  For each Fund,  the price for each class of shares is the net asset  value per share
("NAV") of that  particular  class,  which is  determined  by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the
Funds are open for business  (normally any day that the New York Stock  Exchange is open for unrestricted  trading).  Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed  purchase or redemption request.  For each Fund, each Class' NAV is determined by dividing the value of the Fund's securities,  cash and other assets  attributable to that
Class,  minus all expenses and liabilities,  by the number of shares outstanding for that Class (assets - liabilities/#  of shares = NAV). The NAV for each class takes into account the  expenses and fees of that Class of each Fund,  including management,  distribution  and  shareholder  servicing  fees,  which are accrued daily.  The  Class A and  Class C shares of each Fund will each have its own NAV which reflects that respective  class'  distribution  and shareholder  servicing fees.

Each Fund's equity  securities are valued each day at their market value,  which usually means the last quoted sale price on the  security's  principal  exchange that day.  However,  securities  traded on the NASDAQ NMS or Small Cap exchanges are valued at the NASDAQ Official Closing Price ("NOCP").  Lacking any sales, an equity  security  usually is valued at the mean  between the closing bid and ask price.  If  such  market  quotations  are  not  readily  available,  the  equity securities  may be  valued  at  their  fair  value,  as  described  below.  Debt securities,  other than short-term investments having a maturity of less than 60 days,  are valued by using the mean  between the  closing  bid and asked  prices provided  by a pricing  service.  If the  closing  bid and asked  prices are not readily  available,  the pricing  service may  provide a price  determined  by a matrix pricing  method.  In the absence of market  quotations or  matrix-derived prices from the pricing  service,  the security may be valued at its fair value, as described below.  Short-term  investments  with remaining  maturities of less than 60 days at the  time of  purchase  are  valued  at  amortized  cost,  which approximates  market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

If  market  quotations  are  not  readily  available,  or  if  Olstein,  in  its discretion,  has reason to believe that the market quotations that are available may not accurately reflect the fair value of a particular security, the security will be valued at its fair  market  value as  determined  in good faith or under procedures  adopted by the Board of Trustees.  By fair  valuing a security,  the price of which may have been affected by (i) events occurring after the close of trading  in its  market  or (ii)  news  after  the last  market  pricing  of the security,  a Fund attempts to establish a price that it might reasonably  expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are  purchased and redeemed are fair, and do not result in the dilution of  shareholder  interests or other harm to shareholders.  In view of the types of securities commonly held by the Funds, including the fact that the foreign  securities  generally are either depositary receipts or securities of foreign companies traded on U.S. exchanges, the market prices at the time that the Funds determine their NAVs normally will reflect all relevant information, and therefore not require fair value pricing. In addition, the Funds may use third  party  pricing  services  to provide  prices of certain portfolio  securities.  The use of fair value pricing,  as described  above, may result in the Funds pricing a particular  portfolio  security  differently  than other funds that that may hold the same security.

The SAI  contains  additional  information  regarding  the pricing of the Funds'
shares.

                             HOW TO PURCHASE SHARES

You may purchase  shares at the first NAV calculated  after the Funds'  Transfer
Agent  receives  and accepts  your  purchase  order in proper form as  described below.  The Funds or their  service  providers  have entered  into  arrangements authorizing  certain financial advisors (or their agents) to accept purchase and redemption orders for Fund shares.

The  Funds  will be  deemed  to  have  received  an  order  when  an  authorized intermediary or agent accepts the order,  and the investor will receive the next
NAV calculated.  If you purchase or sell shares through a  broker-dealer,  it is the  broker-dealer's  responsibility  to  transmit  your  request  to the Funds'
Transfer  Agent  prior to the close of the New York Stock  Exchange  in order to receive that day's share price. The Funds will not accept payment in cash, money orders or cashier checks,  unless the cashier's checks are in excess of $10,000.
To prevent check fraud,  the Funds will not accept third party checks,  Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of  shares.  All  checks  should  be made  payable  to the Fund in which you are investing.  All checks must be drawn on a bank located  within the United States and must be payable in U.S. dollars.

Your  purchase  of Fund  shares is subject to annual  12b-1  Plan  expenses.  In addition, if you own and redeem Class C shares within one year of purchase,  the shares may be subject to a CDSC. In addition,  in certain cases,  if you own and redeem Class A shares within one year of purchase,  the shares may be subject to a CDSC.

Financial advisors, such as brokers, dealers,  investment advisers and financial planners,  may charge their  customers a processing or service fee in connection with the purchase of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual  financial advisor.
Processing or service fees  typically are fixed,  nominal dollar amounts and are in addition to the sales and other charges  described in this Prospectus and the
SAI. Your financial  advisor should provide you with specific  information about any processing or service fees you will be charged.

The following table describes the initial and subsequent investment minimums for the Funds:

Minimum Investments                         Initial          Subsequent
Regular Accounts                             $1,000             $100
                                                             ($1,000 by
                                                                wire)

Qualified Retirement Plans or IRAs           $1,000             $100

The  Funds  reserve  the  right  to vary  the  initial  and  subsequent  minimum investment requirements at any time.

REQUIRED PURCHASER INFORMATION

The Trust,  on behalf of the Funds,  has  established  an Anti-Money  Laundering
Compliance  Program as  required by the  Uniting  and  Strengthening  America by
Providing  Appropriate Tools Required to Intercept and Obstruct Terrorism Act of
2001 ("USA  PATRIOT  Act").  To ensure  compliance  with this law, the Funds are required to obtain the following information for all "customers" seeking to open an "account"  (as those terms are defined in rules  adopted  pursuant to the USA
PATRIOT Act):

          o    Full name
          o    Date of birth (individuals only)
          o    Social Security or tax identification number
          o    Permanent street address (P.O. Box is not acceptable)
          o    Additional  documentation will be required for accounts opened by entities, such as corporations, companies or trusts.

Please note that your application will be returned if you fail to provide any of the information listed above and your account will not be opened. If you require additional assistance when completing your application, please contact the Funds at (800)  799-2113.  If we do not have a reasonable  belief of the identity of a customer,  the account will be rejected or the  customer  will not be allowed to perform a transaction in the account until we receive  information we believe is sufficient  to identify  the  account.  The Funds  reserve the right to close an account within five business days if clarifying information is not received.

FREQUENT TRADING OF FUND SHARES

Although the Funds  provide  shareholders  with daily  liquidity,  the Funds are designed for long-term  investors and are not intended for investors that engage in excessive  short-term trading activity (including purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the
Funds,  including,  but not limited to,  market  timing.  The Funds believe that short-term  or excessive  trading into and out of the Funds has the potential to disrupt  portfolio  management  strategies,  harm  performance and increase Fund expenses for all shareholders,  including long-term  shareholders.  The Funds do not encourage or accommodate excessive, short-term trading.

The Funds monitor  shareholder  trading activity and seek to identify  investors who are engaging in market timing or short term trading.  In instances where the
Funds identify  investors who may be engaging in abusive market timing  patterns
(directly or through their financial advisors), the Funds may reject trades from those investors (or from clients of those financial advisors).

Because the Funds are designed for  long-term  investors,  the Board of Trustees has adopted  policies and procedures  that are designed to discourage  excessive short-term  trading.  None of  these  procedures  alone  nor  all of them  taken together completely  eliminate the possibility that excessive short-term trading activity in the Funds will occur.  Moreover,  these procedures involve judgments that are  inherently  subjective.  Olstein  and its  agents  seek to make  these judgments  to the best of their  abilities  in a manner  that  they  believe  is
consistent  with   shareholder   interests.   For  purposes  of  applying  these
procedures,  Olstein may  consider,  among other things,  an investor's  trading history in the Funds, and accounts under common ownership, influence or control.

The Funds and Olstein  monitor  selected trades and flows of money in and out of the Funds in an effort to detect excessive  short-term trading  activities,  and for consistent  enforcement of its policies.  In monitoring  such flows of money into  and out of the  Funds,  the  Funds  will  consider  a number  of  factors, including,  but not limited to, cash flows of a  relatively  large size within a short time frame. The Funds,  Olstein and their agents may use automated systems that are designed  specifically to monitor flows of funds and identify potential violations of the Funds'  policies.  If, as a result of  monitoring,  the Funds,
Olstein  or one of their  agents  believes  that a  shareholder  has  engaged in
excessive  short-term  trading,   Olstein  may,  in  its  discretion,   ask  the
shareholder to stop such activities or refuse to process  purchases or exchanges in the shareholder's account. The Funds may refuse or cancel purchase orders for any reason,  without prior notice,  particularly  purchase orders that the Funds believe  are made by or on  behalf  of  market  timers.  All  investors  and all transactions  are subject to the same policy  regarding  excessive or short-term trading.

PURCHASES THROUGH FINANCIAL ADVISORS

If you have chosen to use the services of a financial advisor you should contact such professional advisor to open or add to your account.

PURCHASES BY MAIL

To  purchase  shares  of a Fund by  mail,  complete  and  sign  the New  Account
Application.  Make  check  payable  to [Name of Fund]  [Name of  Class].  Please remember that there are initial  investment  minimums  ($1,000  minimum) and any lesser amount must be approved in advance by the Fund.

All checks must be in U.S.  dollars only. No cash will be accepted.  NOTE:  U.S.
Bancorp Fund Services, LLC ("U.S. Bancorp"),  the Funds' Transfer Agent, charges a $25 fee for any  returned  checks.  You  will be  responsible  for any  losses suffered by a Fund as a result.

Please mail the New Account Application and check to:

REGULAR MAIL TO:                          OVERNIGHT OR EXPRESS MAIL TO:
[Name of Fund] [Name of Class]            [Name of Fund] [Name of Class]
c/o U.S. Bancorp Fund Services, LLC       c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                  Milwaukee, WI 53202

    If a purchase request is inadvertently sent to a Fund at its address, the request will be forwarded to the Funds' Transfer Agent and the effective date of purchase will be delayed until the request is accepted by the Funds' Transfer Agent.

Setting up an IRA account? Please call the Funds for details at (800) 799-2113.

PURCHASES BY WIRE

Initial Investments

If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer  Agent by telephone to make  arrangements  with a telephone service  representative to submit your completed application via mail, overnight delivery  or  facsimile.  To  establish  a new  account  in a Fund,  call  (800)
799-2113. Upon receipt of your application, your account will be established and a service  representative will contact you within 24 hours to provide an account number and wiring instructions.  The account number assigned will be required as part of the  instruction  that should be provided to your bank to send the wire.
Your bank must  include the name of the Fund and class you are  purchasing,  the account number, and your name so that monies can be correctly applied.

Subsequent Investments

Before sending your wire, please contact the Transfer Agent to advise it of your intent to wire funds.  This will ensure prompt and accurate  credit upon receipt of your wire. There is a $1,000 minimum for wiring subsequent investments.  Your purchase request should be wired through the Federal Reserve Bank as follows:

U.S. Bank, N.A.            Credit to: U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue  Account Number: 112-952-137
Milwaukee, WI 53202        Further credit to: [Name of Fund][Name of Class]
ABA Number: 075000022      Your account name and account number

PURCHASES BY TELEPHONE

The telephone purchase option allows you to move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions  that are Automated  Clearing  House ("ACH")  System members may be used for telephone transactions.

To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, your order must be received before the close of regular trading  (generally  4:00 p.m.  Eastern  time) on that day.  If payment for your order is rejected by your bank, a fee will be charged to your  account.  You may not use telephone transactions for an initial purchase of Fund shares.

The minimum amount that can be transferred by telephone is $100. For information about telephone transactions, please call the Funds at (800) 799-2113.

AUTOMATIC INVESTMENT PLAN

You may purchase  shares of a Fund through an  Automatic  Investment  Plan which allows monies to be deducted  directly from your checking or savings  account to invest in the Fund.  You may make  automatic  investments  in amounts of $100 or more on a weekly, monthly, bi-monthly (every other month) or quarterly basis.

In order to utilize this option, your financial  institution must be a member of the ACH System. If your financial  institution  rejects your payment,  a $25 fee will be charged to your account. Any change or termination to the plan should be made 5 days prior to the  effective  date by  contacting  the Transfer  Agent at
(800) 799-2113.

The Funds may alter,  modify or terminate the Automatic  Investment  Plan at any time. For information  about  participating  in the Automatic  Investment  Plan, please call the Funds at (800) 799-2113.

We are unable to debit mutual fund or pass through accounts.

ADDITIONAL INVESTMENTS

You may add to your account at any time by  purchasing  shares by mail  (minimum
$100) or by wire (minimum  $1,000)  according to the above wiring  instructions.
You must  notify your Fund at (800)  799-2113  prior to sending  your wire.  You should  send a  remittance  form which is attached  to your  individual  account statement  together with any subsequent  investments  made through the mail. All purchase  requests  must include your  account  registration  number in order to assure that your funds are credited properly.

                              HOW TO REDEEM SHARES

You may redeem your shares of a Fund as described below on any business day that the Fund  calculates its NAV.  Redemption  requests in excess of $50,000 must be made in writing and must contain a signature guarantee. Your shares will be sold at the NAV next  calculated  after your order is accepted by the Transfer Agent.
Any  applicable  CDSC on Class C shares (and in certain  cases,  Class A shares)
will be deducted.

     Remember:  Checks are sent to your address on record.  If you move,  please tell us!

If your redemption  request is in good order, a Fund will normally send you your redemption  proceeds on the next  business day and no later than seven  calendar days after receipt of the redemption  request.  A Fund can send payments by wire directly to any bank previously designated by you in the New Account Application or in  subsequent  arrangements  in  writing.  A fee is  charged  for each  wire redemption or for redemption proceeds sent by overnight courier.

If you purchase  shares of a Fund by check and request a  redemption  soon after the purchase,  the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared  (usually within 12 days). If you make a purchase with a check that does not clear,  the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.

Checks will be made  payable to you and will be sent to your  address of record.
If the proceeds of the  redemption  are requested to be sent to an address other than the address of record or if the address of record has been  changed  within
15 days of the  redemption  request,  the request  must be in writing  with your
signature(s)  guaranteed.   The  Funds  are  not  responsible  for  interest  on
redemption amounts due to lost or misdirected mail.

Financial  advisors  may charge their  customers a processing  or service fee in connection with the redemption of Fund shares.  The amount and  applicability of such a fee is  determined  and  disclosed  to its  customers  by each  financial advisor.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges  described in this Prospectus and the SAI. Your financial advisor should provide you with specific information about any processing or service fees you will be charged.

Certain authorized financial advisors (or their agents) are authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a  redemption  order  when the  financial  advisor  (or its agent)  accepts  the redemption  order and such order will be priced at the NAV next computed for the
Fund after such order is accepted by the financial advisor (or its agent).

     If your  account  in a Fund  falls  below  $1,000,  the Fund may ask you to increase your balance.  If you do not do so, your shares could be  automatically redeemed.

SIGNATURE GUARANTEES

     Signature guarantees are needed for:

          o    Redemption requests over $50,000;
          o    Redemption  requests  to be sent to an  address  other  than  the address of record;
          o    Obtaining or changing telephone redemption privileges;
          o    When proceeds are made payable to other than the requested owner
          o    When changing account ownership;
          o    When  changing  bank   instructions   for  any  electronic  funds
               transfer; and
          o    For any redemption within 15 days of an address change.

Please note that signature  guarantees can be obtained from banks and securities dealers, but not from a notary public. The Transfer Agent may require additional
supporting   documents  for  redemptions   made  by   corporations,   executors,
administrators,  trustees and guardians.  The New Account  Application  contains information regarding, and a form on which to make, the signature guarantee.

CONTINGENT DEFERRED SALES CHARGES

If you submit a  redemption  request  for Class C shares  (or in certain  cases,
Class A shares)  of a Fund for a  specific  dollar  amount,  and the  redemption request  is  subject  to a CDSC,  the Fund  will  redeem  the  number  of shares necessary to deduct the applicable  CDSC and tender the requested  amount to you if you have enough  shares in the account.  Class C shares (and certain  Class A shares  purchased  without a front-end  sales  charge)  that are sold within the first year after their  purchase  will be assessed  the  applicable  CDSC on the lesser of the original purchase price or the value of such shares at the time of redemption.  The CDSC may be waived under certain circumstances.  Please see the sections above entitled  "Class A Shares" and "Class C Shares" under the heading
"Share Classes of the Funds" for more information on CDSCs and waivers of CDSCs.

REDEMPTIONS IN-KIND

If your redemption  request exceeds the lesser of $250,000 or 1% of a Fund's net assets (an amount that could  affect Fund  operations),  the Fund  reserves  the right to make a  "redemption  in-kind."  A  redemption  in-kind  is a payment in portfolio  securities rather than cash. The portfolio securities would be valued using  the same  method  that  the  Fund  uses to  calculate  its  NAV.  You may experience  additional  expenses such as brokerage  commissions in order to sell the  securities  received  from  the  Fund.  In-kind  payments  do not  have  to constitute a cross section of the Fund's portfolio.  The Fund will not recognize gain or loss for federal  tax  purposes  on the  securities  used to complete an in-kind redemption,  but you will recognize gain or loss equal to the difference between the fair market value of the  securities  received and your basis in the
Fund shares redeemed.

REDEMPTION THROUGH YOUR FINANCIAL ADVISOR

To redeem shares held by a financial  advisor,  you should  contact that advisor for assistance.

REDEMPTION BY MAIL

     Send written redemption requests to:

     [Name of Fund] [Name of Class]
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701

  If a redemption request is inadvertently sent to a Fund at its address, the request will be forwarded to the Funds' Transfer Agent and the effective date of redemption will be delayed until the request is accepted by the Funds' Transfer
                                     Agent.

The Funds cannot honor any redemption  requests with special  conditions or that specify an  effective  date other than as provided.  In  addition,  a redemption request must be received in good order by the  Transfer  Agent before it will be processed.  "Good Order" means the request for redemption  must include a Letter of Instruction specifying or containing:

          o    the NAME and CLASS of the Fund;
          o    the  NUMBER  of  shares  or the  DOLLAR  amount  of  shares to be redeemed;
          o    SIGNATURES of all registered  shareholders  exactly as the shares are registered;
          o    the ACCOUNT registration number;
          o    a signature guarantee if applicable; and
          o    any  additional  requirements  listed  below  that  apply to your particular account.

---------------------------------- ---------------------------------------------
         TYPE OF REGISTRATION                      REQUIREMENTS
---------------------------------- ---------------------------------------------
Individual, Joint Tenants, Sole    Redemption requests must be signed by all
Proprietorship, Custodial (Uniform person(s) required to sign for the account,
Gift to Minors Act) and General    exactly as it is registered.
Partners
---------------------------------- ---------------------------------------------
Corporations and Associations      Redemption request and a corporate
                                   resolution, signed by person(s) required to
                                   sign for the account, accompanied by
                                   signature guarantee(s).
---------------------------------- --------------------------------------------
Trusts                             Redemption request signed by the
                                   trustee(s), with a signature guarantee.
                                   (If the Trustee's name is not registered on
                                   the account, a copy of the trust document
                                   certified within the past 60 days is also
                                   required.)
---------------------------------- ---------------------------------------------

IRA REDEMPTIONS

If you have an IRA, you must indicate on your redemption  request whether or not to withhold federal income tax.  Redemption  requests not indicating an election to  have  federal  tax  withheld  will be  subject  to  withholding.  If you are uncertain of the redemption  requirements,  please contact the Transfer Agent in advance at: (800) 799-2113.

REDEMPTION BY TELEPHONE

If you are set up to perform  telephone  transactions  (either  through your New
Account  Application or by subsequent  arrangements in writing),  you may redeem shares  in any  amount  up to  $50,000  by  instructing  the  Transfer  Agent by telephone at (800)  799-2113.  You must redeem at least $100 for each  telephone redemption.  Redemption  requests for amounts  exceeding $50,000 must be made in writing and include a signature guarantee.

Neither the Funds nor any of its service contractors will be liable for any loss or  expense  in  acting  upon any  telephone  instructions  that are  reasonably believed to be genuine.  The Funds will use reasonable  procedures to attempt to confirm  that all  telephone  instructions  are  genuine,  such as  requesting a shareholder to correctly state his or her:

     o    Fund account number
     o    the name in which his or her account is registered,
     o    his or her banking institution,
     o    bank account number, and
     o    the name in which his or her bank account is registered.

ACH TRANSFER

Redemption  proceeds can be sent to your bank account by ACH  transfer.  You can elect this  option by  completing  the  appropriate  section of the New  Account
Application.  If money is moved by ACH transfer,  you will not be charged by the
Funds for these services. There is a $100 minimum per ACH transfer.

NOTE ON TELEPHONE AND WIRE REDEMPTIONS

To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account  designated to receive redemption  proceeds,  a written  request must be sent to the Transfer Agent at the address listed above.
A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

The Funds and their  Transfer  Agent each reserves the right to refuse a wire or telephone  redemption  if it is  believed  advisable  to do so.  Procedures  for redeeming  Fund shares by wire or telephone may be modified or terminated at any time by the Funds.

In  addition,  please note that the Funds are not  responsible  for  interest on redemptions due to lost or misdirected mail.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more,  you may  participate  in the
Systematic  Withdrawal Plan. The Funds' systematic  withdrawal option allows you to move  money  automatically  from  your  Fund  account  to your  bank  account according to the schedule you select. The minimum  systematic  withdrawal amount is $100.

To select the systematic withdrawal option you must check the appropriate box on the New Account Application. A systematic withdrawal for an account with Class C shares (or in certain  cases,  Class A shares) may be subject to a CDSC.  If you expect to purchase  additional  Fund shares,  it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous  purchases and redemptions may result in adverse tax consequences.

For further details about this service,  see the New Account Application or call the Transfer Agent at (800) 799-2113.

                             HOW TO EXCHANGE SHARES

You may  exchange  Class A or Class C shares of one Fund of the Trust for shares of the same class of the other Fund of the  Trust.  If you do so, you  generally will not be  subject  to  either a  front-end  sales  charge  or a CDSC when you exchange the shares. You may, however,  have to pay a CDSC if you later sell the shares you acquired in the  exchange.  A Fund will use the date of your original share purchase to determine whether you must pay a CDSC when you sell the shares of the Fund acquired in the exchange.

Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences  of the exchange.  A shareholder  could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the
New York  Stock  Exchange  will be made at that  day's  closing  NAV.  The Funds reserve the right to refuse the purchase  side of any exchange that would not be in the best interests of a Fund or its  shareholders  and could adversely affect the Fund or its  operations.  The Funds may  modify or  terminate  the  exchange privilege at any time.

You may  exchange  shares of one Fund for shares of another  Fund only after the first  purchase has settled and the first Fund has received  your payment on any business day that the Fund calculates its NAV.

Financial  advisors  may charge their  customers a processing  or service fee in connection with an exchange of Fund shares. The amount and applicability of such a fee is determined  and disclosed to its customers by each  financial  advisor.
Processing or service fees  typically are fixed,  nominal dollar amounts and are in addition to the sales and other charges  described in this Prospectus and the
SAI. Your financial  advisor should provide you with specific  information about any processing or service fees you will be charged.

Certain authorized financial advisors (or their agents) are authorized to accept exchange  orders on behalf of the Funds.  A Fund will be deemed to have received an exchange order when the financial advisor (or its agent) accepts the exchange order and such order will be priced at the NAV next computed after such order is accepted by the financial advisor (or its agent).

EXCHANGES BY MAIL

     Send written exchange requests to:

     [Name of Current Fund] [Name of Class]
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701

   If an exchange request is inadvertently sent to a Fund at its address, the request will be forwarded to the Funds' Transfer Agent and the effective date of redemption will be delayed until the request is accepted by the Funds' Transfer
                                     Agent.

The Funds cannot honor any exchange  requests  with special  conditions  or that specify an  effective  date other than as  provided.  In  addition,  an exchange request must be received in good order by the  Transfer  Agent before it will be processed.  "Good Order" means the request for exchange must include a Letter of
Instruction specifying or containing:

     o    the NAME and CLASS of the current Fund in which the shareholder  holds
          Fund shares;
     o    the NAME and CLASS of the Fund into which the shareholder wishes to be exchanged;
     o    the DOLLAR amount of shares to be exchanged;
     o    SIGNATURES of all  registered  shareholders  exactly as the shares are registered;
     o    the ACCOUNT registration number;
     o    a signature guarantee if applicable; and
     o    any additional requirements listed below that apply to your particular account.

------------------------------------ ------------------------------------------------
       TYPE OF REGISTRATION                            REQUIREMENTS
------------------------------------ ------------------------------------------------
Individual, Joint Tenants, Sole      Exchange requests must be signed by all
Proprietorship, Custodial (Uniform   person(s) required to sign for the account,
Gift to Minors Act) and General      exactly as it is registered.
Partners
------------------------------------ ------------------------------------------------
Corporations and Associations        Exchange request and a corporate resolution,
                                     signed by person(s) required to sign for the
                                     account, accompanied by signature guarantee(s).
------------------------------------ ------------------------------------------------
Trusts                               Exchange request signed by the trustee(s), with
                                     a signature guarantee.  (If the Trustee's name
                                     is not registered on the account, a copy of the
                                     trust document certified within the past 60
                                     days is also required.)
------------------------------------ ------------------------------------------------

EXCHANGES BY TELEPHONE

If you are set up to perform  telephone  transactions  (either  through your New
Account Application or by subsequent  arrangements in writing), you may exchange shares  in any  amount  up to  $50,000  by  instructing  the  Transfer  Agent by telephone at (800) 799-2113.  You must exchange at least $100 for each telephone exchange.  Exchange  requests  for  amounts  exceeding  $50,000  must be made in writing and include a signature guarantee, as described above.

Neither the Funds nor any of its service contractors will be liable for any loss or  expense  in  acting  upon any  telephone  instructions  that are  reasonably believed to be genuine.  The Funds will use reasonable  procedures to attempt to confirm  that all  telephone  instructions  are  genuine,  such as  requesting a shareholder to correctly state his or her:

     o    Fund account number,
     o    the name in which his or her account is registered,
     o    his or her banking institution,
     o    bank account number, and
     o    the name in which his or her bank account is registered.

NOTE ON TELEPHONE AND WIRE EXCHANGES

In order to arrange for exchanges by wire or telephone after an account has been opened,  a written  request  must be sent to the  Transfer  Agent at the address listed above. A signature  guarantee is required of all shareholders in order to qualify for or to change telephone exchange privileges.

The Funds and their  Transfer  Agent each reserves the right to refuse a wire or telephone  exchange  if it  is  believed  advisable  to do  so.  Procedures  for exchanging Fund shares by wire or telephone may be modified or terminated at any time by the Funds.

                                RETIREMENT PLANS

Shares  of  the  Funds  are  available  for  use in all  types  of  tax-deferred retirement plans such as:

     o    IRAs,
     o    Educational IRAs (Coverdell Education Savings Accounts),
     o    employer-sponsored   defined   contribution  plans  (including  401(k)
          plans), and
     o    tax-deferred  custodial accounts described in Section 403(b)(7) of the
          Internal Revenue Code.

Qualified  investors  benefit from the tax-free  compounding of income dividends and capital gains  distributions.  Application  forms and  brochures  describing investments  in the Funds for  retirement  plans can be  obtained by calling the
Funds at (800) 799-2113. Below is a brief description of the types of retirement plans that may invest in the Funds:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

If you are under age 70-1/2,  you are  eligible to  contribute  on a  deductible basis to an IRA  account  if you are not an active  participant  in an  employer maintained  retirement plan and, when a joint return is filed, you do not have a spouse who is an active  participant.  The IRA  deduction is also  available for individual  taxpayers  and  married  couples  with  adjusted  gross  incomes not exceeding certain limits, regardless of whether you or, if you are married, your spouse is an active  participant.  All  individuals  under age  70-1/2  who have earned income may make  nondeductible  IRA contributions to the extent that they are not eligible for a deductible contribution.  Income earned by an IRA account accumulates on a tax deferred basis.

ROTH IRAs

Roth IRAs permit tax free  distributions  of account balances if the assets have been  invested  for  five  years  or more  and the  distributions  meet  certain qualifying restrictions.  Investors filing as single taxpayers who have modified adjusted  gross  incomes  of  $95,000  or more,  and  investors  filing as joint taxpayers  with modified  adjusted  gross incomes of $150,000 or more,  may find their participation in this IRA to be restricted.

COVERDELL EDUCATION SAVINGS ACCOUNTS

Coverdell Education Savings Accounts permit annual contributions of up to $2,000 per beneficiary (under age 18) to finance qualified education expenses,  subject to limitations based on the income status of the contributor.

SEP - IRAs

A special IRA program is  available  for  employers  under which  employers  may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans.  SEP-IRAs (Simplified Employee  Pension-IRA) free the employer of many of the  requirements  of  establishing  and  maintaining a tax qualified retirement plan.

If you are entitled to receive a distribution from a qualified  retirement plan, you may be  eligible to rollover  all or part of that  distribution  into an IRA with the Fund. Your rollover contribution is not subject to the limits on annual
IRA  contributions.  You can  continue  to defer  federal  income  taxes on your contribution and on any income that is earned on that contribution.

U.S.  Bank,  N.A.,  makes  available  its services as an IRA  Custodian for each shareholder account established as an IRA. For these services,  U.S. Bank, N.A., receives  an annual  fee of $15.00 per  account  with a cap of $30.00 per social security  number,  which fee is paid  directly to U.S.  Bank,  N.A.,  by the IRA shareholder.  If the fee is not paid by the date due,  shares of the Funds owned by the shareholder in the IRA account may be redeemed automatically for purposes of making the payment.  IRAs are subject to special  rules and  conditions  that must be reviewed by the investor when opening a new account.

401(k) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

Both self-employed individuals (including sole proprietorships and partnerships)
and  corporations  may  use  shares  of the  Funds  as a  funding  medium  for a retirement  plan  qualified  under the Internal  Revenue Code.  Such plans often allow participants to make annual pre-tax contributions, which may be matched by
their  employers  up  to  certain   percentages   based  on  the   participant's
pre-contribution earned income.

403(b)(7) RETIREMENT PLANS

Schools,  hospitals,  and certain other tax-exempt organizations or associations may use shares of the Funds as a funding medium for a retirement  plan for their employees.  Contributions  are made to the 403(b)(7)  Plan as a reduction to the employee's  regular  compensation.  Such  contributions  are excludable from the gross income of the employee for federal  income tax purposes to the extent they
do  not  exceed  applicable   limitations   (including  a  generally  applicable
limitation of $15,000 beginning January 1, 2006).

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Each Fund intends to make a  distribution  at least annually from its investment income net of expenses  incurred in the  operation  of the Fund and any realized capital gains net of realized  capital  losses.  The amount of any  distribution will vary,  and there is no guarantee a Fund will pay either an income  dividend or a capital gains distribution.

Expenses of the Funds,  including the investment management fees and 12b-1 fees, are accrued each day. Reinvestments of dividends and distributions in additional shares of a Fund will be made at the NAV determined on the payable date,  unless you elect to receive the  dividends  and/or  distributions  in cash. No interest will  accrue on amounts  represented  by  uncashed  distribution  or  redemption checks.  If you elect to receive  distributions  and  dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months,  the Funds reserve the right to reinvest the distribution  check in your account at the applicable Fund's then current NAV and to reinvest all subsequent distributions  in shares of the  applicable  Fund  until an  updated  address is received.  You may change your  election at any time by  notifying  the Funds in writing  thirty  days prior to the record  date.  Please call the Funds at (800)
799-2113 for more information.

If  you  invest  in  a  Fund  shortly  before  the  record  date  of  a  taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution  and,  in  effect,  you will  receive  some of your investment back in the form of a taxable distribution.

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary  income or capital gains tax rates.  This is true whether you reinvest your  distributions  in additional Fund shares or receive them in cash.
Distributions that are declared in December,  but paid in January are taxable as if they were paid in December.  Every  January,  you should  receive a statement that shows the tax status of distributions you received for the previous year.

For  federal  income  tax  purposes,  if  you  are  a  taxable  investor,   Fund
distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends  designated by a Fund may be qualified  dividend  income  eligible for taxation by individual  shareholders at long-term capital gains rates,  provided certain holding period requirements are met.

If you do not provide the Funds with your proper taxpayer  identification number and certain required certifications, you may be subject to backup withholding on any  distributions  of income,  capital  gains or proceeds from the sale of your shares.  The Funds also must  withhold  if the IRS  instructs  it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares of a Fund, you may realize a capital gain or loss.

Fund  distributions  and gains from the sale of your  shares  generally  will be subject to federal,  state and local  taxes.  Capital  gains tax rates will vary depending on the length of time a Fund holds its assets. Non-U.S.  investors may be subject to U.S. withholding and/or estate tax, and will be subject to special
U.S. tax certification requirements.

The tax  discussion  set forth above is included for general  information  only.
Prospective  investors  should  consult  their own tax advisers  concerning  the federal,  state,  local and/or  foreign tax  consequences  of investments in the
Funds.

                              FINANCIAL HIGHLIGHTS

[TO BE UPDATED IN RULE 485(b) FILING:]

The financial  highlights  table is intended to help you understand  your Fund's financial  performance  for the past five years.  Certain  information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund  (assuming  reinvestment  of all dividends and  distributions).  The information for each of the fiscal years has been audited by Ernst & Young, LLP, whose report,  along with the Fund's financial  statements,  are included in the annual report.  Further information about the Fund's performance is contained in the annual  and  semi-annual  reports,  which are  available  upon  request.  No financial  information is presented for the Strategic  Opportunities  Fund as it was not publicly offered prior to the date of this Prospectus.

CLASS A
                                     For the      For the     For the      For the      For the
                                     Period       Period       Period       Year         Year
                                      Ended        Ended       Ended        Ended        Ended
                                    June 30,     June 30,     June 30,    Aug. 31,     Aug. 31,
                                      2006         2005       2004(4)       2003         2002

Net Asset Value - Beginning of      $[_____]       $18.09       $14.93      $12.66       $15.77
Period
Investment Operations:
Net investment income (loss)(1)      [____]         (0.05)       (0.03)      (0.05)       (0.07)
Net realized and unrealized
gain (loss) on investments           [____]          0.62         3.19        2.32        (1.84)
Total from investment operations     [____]          0.57         3.16        2.27        (1.91)
Distributions from net realized
gain on investments                  [____]         (0.28)          --          --        (1.20)
Net Asset Value - End of Period     $[____]        $18.38       $18.09      $14.93       $12.66

Total Return                         [____]%         3.18%       21.17%++    17.93%      (13.21)%
Ratios (to average net assets)/
Supplemental Data:
Expenses(2)                          [____]%         1.42%        1.41%*      1.48%        1.43%
Net investment income (loss)         [____]%        (0.28)%      (0.25)%*    (0.41)%      (0.46)%
Portfolio turnover rate(3)           [____]%        68.46%       52.45%      79.55%       81.86%
Net assets at end of period (000    $[____]      $413,800     $451,620    $350,583     $356,839
omitted)

++ Non-annualized.
*  Annualized.
(1)  Net investment  income (loss) per share  represents  net investment  income
     (loss) divided by the average shares outstanding throughout the period.
(2)  The expense ratio includes  dividends on short positions where  applicable.
     The ratio of dividends on short  positions for the periods ended August 31,
     2003 and August 31, 2002 were 0.02% and 0.01%, respectively.  For the other periods,  there either were no  dividends  on short  positions or they were less than 0.01%.
(3)  Portfolio  turnover  is  calculated  on the  basis  of the  Fund as a whole without distinguishing between the classes of shares issued.
(4)  On April 29, 2004,  the Fund's Board  approved  changing the Fund's  fiscal year end to June 30.

CLASS C
                                                                     For the
                                       For the        For the        Period        For the      For the
                                      Year Ended    Year Ended        Ended      Year Ended   Year Ended
                                       June 30,      June 30,       June 30,      Aug. 31,     Aug. 31,
                                         2006          2005          2004(4)        2003         2002

Net Asset Value -
Beginning of Period                     [_____]        $17.40         $14.45         $12.34       $15.51
Investment Operations:
Net investment loss(1)                  [____]          (0.18)         (0.13)         (0.14)       (0.18)
Net realized and unrealized
gain (loss) on investments              [____]           0.60           3.08           2.25        (1.79)
Total from
investment operations                   [____]           0.42           2.95           2.11        (1.97)
Distributions from net realized
gain on investments                     [____]          (0.28)         --             --           (1.20)
Net Asset Value - End of Period        $[____]         $17.54         $17.40         $14.45       $12.34
Total Return++                          [____]%          2.43%         20.42%*        17.10%      (13.86)%
Ratios (to average net assets)/
Supplemental Data:
Expenses(2)                             [____]%          2.17%          2.16%**        2.23%        2.18%
Net investment loss                     [____]%         (1.03)%        (1.00)%**      (1.16)%      (1.21)%
Portfolio turnover rate(3)              [____]%         68.46%         52.45%         79.55%       81.86%
Net assets at end of
period (000 omitted)                   $[____]     $1,473,175     $1,556,190    $1,194,726    $1,020,455

++Total returns do not reflect any deferred sales charge for Class C Shares.
*  Not annualized.
** Annualized.
(1)  Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)  The expense ratio includes  dividends on short positions where  applicable.
     The ratio of dividends on short  positions for the periods ended August 31,
     2003 and August 31, 2002 were 0.02% and 0.01%, respectively.  For the other periods,  there either were no  dividends  on short  positions or they were less than 0.01%.
(3)  Portfolio  turnover  is  calculated  on the  basis  of the  Fund as a whole without distinguishing between the classes of shares issued.
(4)  On April 29, 2004,  the Fund's Board  approved  changing the Fund's  fiscal year end to June 30.

                      (This Page Intentionally Left Blank.)

                                THE OLSTEIN FUNDS

                         The Olstein All Cap Value Fund
                  (formerly, The Olstein Financial Alert Fund)

                    The Olstein Strategic Opportunities Fund

                              4 Manhattanville Road
                               Purchase, NY 10577

FOR MORE INFORMATION

You may obtain the following and other information on the Funds, free of charge, upon request:

o    Annual and Semi-Annual  Reports to Shareholders

The annual and  semi-annual  reports  provide each Fund's most recent  financial report and portfolio  listings.  The annual report  contains a discussion of the
market   conditions  and  investment   strategies   that  affected  each  Fund's
performance  during its last  fiscal  year.  As of the date of this  Prospectus, annual and semi-annual reports for the Strategic  Opportunities Fund are not yet available because the Strategic Opportunities Fund had not commenced operations.

o    Statement of Additional  Information  ("SAI") dated August __, 2006

The SAI contains  additional  information about the Funds and is incorporated by reference into this Prospectus.

Inquiries may be made to the following:

Telephone:
   (800) 799-2113

Mail:
   [Name of Fund] [Name of Class]
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

Internet:
   www.olsteinfunds.com

SEC:
Information  about the Funds  (including  the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation
of  the  Public   Reference   Room  may  be  obtained  by  calling  the  SEC  at
1-202-551-8090.  Reports and other  information about the Funds are available on the EDGAR  Database on SEC's website at  http://www.sec.gov,  and copies of this information  may be obtained,  after  paying a  duplicating  fee, by  electronic request at the following  email address:  publicinfo@sec.gov,  or by writing the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number: 811-09038

                                THE OLSTEIN FUNDS

                         The Olstein All Cap Value Fund
                  (formerly, The Olstein Financial Alert Fund)

                    The Olstein Strategic Opportunities Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                                 Class A Shares
                                 Class C Shares

                                August ___, 2006

Information  about the Funds is included in their  Prospectus  dated August ___,
2006,  which may be  obtained  without  charge  from the Funds by writing to the address or calling the telephone  number listed below.  Each Fund offers Class A shares  and Class C shares.  Shares of the  Funds are  offered  directly  to the public and through "financial  advisors," such as brokers,  dealers,  investment advisers, and financial planners.  Foreign investors generally are not permitted to invest in the  Funds.  No  investment  in shares of the Funds  should be made
without  first  reading  the  Prospectus.   Information   from  the  Annual  and
Semi-Annual  Reports has been  incorporated  into this  Statement of  Additional
Information by reference.  The Annual and Semi-Annual Reports contain additional performance information and they may be obtained free of charge from the address and telephone number below.

                               INVESTMENT MANAGER
                                 AND DISTRIBUTOR

                        Olstein Capital Management, L.P.
                              4 Manhattanville Road
                               Purchase, NY 10577
                                 1-800-799-2113

This Statement of Additional  Information is not a Prospectus and should be read in conjunction with the Funds'  Prospectus dated August ___, 2006. Please retain this Statement of Additional Information for future reference.

                         THE OLSTEIN ALL CAP VALUE FUND
                    THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

                         ORGANIZATION AND CLASSIFICATION

Organization

     The Olstein  All Cap Value Fund (the "All Cap Value  Fund") and The Olstein
Strategic Opportunities Fund (the "Strategic  Opportunities Fund") are series of
The Olstein Funds (the  "Trust"),  which is an open-end,  management  investment company.  Each Fund  offers two  classes  of shares,  Class A shares and Class C shares.  On August ___, 2006, The Olstein  Financial Alert Fund changed its name to The Olstein All Cap Value Fund. In addition, on August ___, 2006, The Olstein
All Cap Value Fund's Adviser class shares were  redesignated  as Class A shares.
The Trust was organized as a Delaware statutory trust (a form of entity formerly known as a Delaware business trust) on March 31, 1995.

Classification

     For purposes of the  Investment  Company Act of 1940, as amended (the "1940
Act"),  the All Cap Value Fund is classified as a  "diversified"  fund,  and the
Strategic   Opportunities  Fund  is  classified  as  a  "non-diversified"  fund.
Diversified  funds are  limited  by the 1940 Act with  regard to the  portion of their  assets that may be  invested  in the  securities  of a single  issuer.  A non-diversified  fund is not so limited.  To the extent  that a  non-diversified fund  invests  increasing  amounts of its total  assets in the  securities  of a particular  issuer,  its  exposure to the risks  associated  with that issuer is increased. Because a non-diversified fund may invest only in a limited number of issuers,  the  performance  of the  particular  securities  in its portfolio may adversely  affect the  performance  of the fund or  subject  the fund to greater price volatility than that experienced by a diversified fund.

                         INVESTMENT STRATEGIES AND RISKS

THE OLSTEIN INVESTMENT PHILOSOPHY

     Each Fund is managed in accordance with the Olstein Investment  Philosophy.
The Olstein Investment Philosophy is a value-oriented approach to investing that relies on a detailed  analysis of a company's  financial  statements and related disclosures in an effort to identify undervalued  companies.  This philosophy is the foundation upon which the management of both Funds is based. Each Fund seeks to achieve  its  objectives  by making  investments  selected  according  to its investment policies and restrictions.

THE ALL CAP VALUE FUND

     The All Cap Value Fund's primary investment  objective is long-term capital appreciation and its secondary objective is income. The All Cap Value Fund seeks to achieve its  investment  objectives  by investing  primarily in a diversified portfolio of common stocks that Olstein  Capital  Management,  L.P.  ("Olstein")
(formerly Olstein & Associates,  L.P.) believes are  significantly  undervalued.
The All Cap Value Fund invests in companies  without  regard to whether they are conventionally categorized as small, medium or large capitalization.

THE STRATEGIC OPPORTUNITIES FUND

     The  Strategic   Opportunities   Fund's  primary  investment  objective  is
long-term  capital  appreciation  and its  secondary  objective  is income.  The
Strategic  Opportunities  Fund seeks to achieve  its  investment  objectives  by investing  primarily in the common stocks of small- to mid-sized  companies that
Olstein  believes  are  selling  at a  significant  discount  to  the  manager's proprietary cash flow-based calculation of private market value. For purposes of this  investment  policy,  the Fund  considers  "small-  and  mid-capitalization companies"  to be  companies  with market  capitalization  values  (share  price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell  2500(TM) Index.  The Russell 2500(TM) Index measures the  performance of the 2,500 smallest  companies in the Russell  3000(R) Index, which  represents  approximately  16%  of  the  Russell  3000(R)  Index.  As  of
________________________,  the average market  capitalization  was approximately
$___ billion; the median market  capitalization was approximately $____ million;
the smallest company had a market  capitalization of approximately $____ million and the  largest  company  had a market  capitalization  of  approximately  $___
billion.  If the Fund  changes  this  investment  policy,  the Fund will  notify shareholders  at  least 60 days in  advance  of the  change.  In  addition,  the
Strategic  Opportunities  Fund may employ a  distinctive  approach that involves engaging as an activist investor in situations where Olstein perceives that such an approach is likely to add value to the investment process. The Fund may be an activist  investor  in only a few  holdings  at any one time,  and may not be an activist investor in any holdings from time to time.

BOTH FUNDS

     In addition to the  securities and financial  instruments  described in the
Funds'  Prospectus,  each Fund is authorized to employ certain other  investment strategies  and to invest in certain  other types of  securities  and  financial instruments.  This Statement of Additional  Information ("SAI") contains further
information   concerning  the  techniques  and  operations  of  the  Funds,  the securities  in which each Fund may invest,  and the policies  each Fund follows.
Unless  otherwise  noted,  set  forth  below  are  descriptions  of the types of investment  strategies that each Fund may utilize from time to time, the various types of securities and other  instruments in which each Fund may invest and the risks associated with each.

Primary Investment - Common Stock

     Each Fund will invest  primarily in common stocks that Olstein believes are undervalued. Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation,  if any, without a preference  over any  other  shareholder  or class  of  shareholders,  including holders of the  corporation's  preferred  stock and other senior equity.  Common stock  usually  carries with it the right to vote and  frequently,  an exclusive right to do so.

Preferred Stock

     Generally,  preferred stock receives  dividends prior to  distributions  on common stock and  preferred  stockholders  usually have a priority of claim over common  stockholders  if the issuer of the stock is  liquidated.  Unlike  common stock,  preferred  stock does not usually have voting rights;  however,  in some instances,  preferred  stock is  convertible  into common stock.  In order to be payable,  dividends on preferred stock must be declared by the issuer's board of directors.  Dividends on the typical  preferred  stock are  cumulative,  causing dividends  to accrue even if not declared by the board of  directors.  There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which a Fund invests.

Convertible Securities

     Traditional  convertible  securities  include  corporate  bonds,  notes and preferred  stocks that may be converted into or exchanged for common stock,  and other  securities  that also provide an  opportunity  for equity  participation.
These securities are generally  convertible either at a stated price or a stated
rate  (that is,  for a  specific  number  of  shares  of  common  stock or other security).

     As with other fixed income securities,  the price of a convertible security to  some  extent  varies  inversely  with  interest  rates.  Income  streams  of convertible  securities are generally  higher in yield than the income derivable from a common  stock,  but lower than that  afforded by a  non-convertible  debt security.  While providing a fixed-income  stream,  a convertible  security also affords  the  investor  an  opportunity,  through  its  conversion  feature,  to participate  in the capital  appreciation  of the common  stock into which it is convertible.  As the  market  price of the  underlying  common  stock  declines, convertible  securities  tend to trade  increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a  convertible  security  tends to rise as a  reflection  of the value of the underlying  common stock.  To obtain such a higher yield, a Fund may be required to pay for a  convertible  security  an  amount  greater  than the  value of the underlying  common stock.  Common stock acquired by a Fund upon  conversion of a convertible  security will generally be held for as long as Olstein  anticipates such stock will provide the Fund with  opportunities  which are consistent  with the Fund's investment objectives and policies.

Foreign Investments

     Each  Fund may  invest  in  foreign  securities  which  are  traded in U.S.
dollars.  Additionally,  each  Fund may make  foreign  investments  through  the purchase and sale of  sponsored  or  unsponsored  American  Depositary  Receipts
("ADRs").  ADRs are receipts  typically  issued by a U.S.  bank or trust company
that  evidence   ownership  of  underlying   securities   issued  by  a  foreign
corporation. Generally, ADRs in registered form are designed for use in the U.S.
securities markets.  The Funds may purchase ADRs whether they are "sponsored" or
"unsponsored." Sponsored ADRs are issued jointly by the issuer of the underlying
security  and  a  depository,   whereas  unsponsored  ADRs  are  issued  without
participation  of the issuer of the deposited  security.  Holders of unsponsored
ADRs  generally  bear all the costs of such  facilities.  The  depository  of an unsponsored facility frequently is under no obligation to distribute shareholder communications  received  from the issuer of the  deposited  security or to pass through  voting  rights  to the  holders  of such  receipts  in  respect  to the deposited  securities.  Therefore,  there  may  not  be  a  correlation  between information  concerning  the issuer of the  security  and the market value of an unsponsored  ADR. ADRs may result in a withholding tax by the foreign country of source,  which  will  have  the  effect  of  reducing  the  income  that  may be distributed to shareholders.

     Investments  in such foreign  investments  may involve  greater  risks than investments in domestic securities. Foreign issuers are not generally subject to uniform accounting,  auditing and financial  reporting  standards  comparable to those of U.S.  public  companies.  Also,  there is  generally  less  information
available  to  the  public  about  non-U.S.   companies.  In  addition,  foreign
investments  may include risks  related to legal,  political  and/or  diplomatic actions of foreign governments. These include imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization  of  foreign  deposits,  limited  legal  remedies  available  to investors,  and  establishment  of exchange  controls  or the  adoption of other foreign  governmental  restrictions  which might adversely affect the value of a foreign  issuer's stock.  Each Fund is authorized to invest up to 20% of its net assets in ADRs and foreign securities traded in U.S. dollars.

Warrants

     The Funds may invest in warrants, in addition to warrants acquired in units or attached to  securities.  A warrant is an instrument  issued by a corporation which  gives the  holder the right to  subscribe  to a  specified  amount of the issuer's capital stock at a set price for a specified period of time.

Short Sales

     The All Cap Value Fund may engage in short sales.  If the Fund  anticipates that the price of a security  will decline,  it may sell the security  short and borrow the same  security  from a broker or other  institution  to complete  the sale.  The Fund may realize a profit or loss  depending  upon whether the market price of a security  decreases or  increases  between the date of the short sale and the date on which the Fund must replace the borrowed security.  As a hedging technique,  the Fund may purchase  options to buy  securities  sold short by the
Fund. Such options would lock in a future purchase price and protect the Fund in case of an  unanticipated  increase in the price of a security sold short by the
Fund.  The Fund has no obligation  to hedge its short sales.  Short selling is a technique  that may be  considered  speculative  and  involves  risk  beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

     Whenever  the Fund  effects a short sale,  it will set aside in  segregated accounts cash,  U.S.  Government  Securities or other liquid assets equal to the difference between:

          (a)  the market value of the securities sold short; and

          (b)  any cash or U.S.  Government  Securities required to be deposited as collateral  with the broker in connection  with the short sale
               (but not including the proceeds of the short sale).

     Until the Fund replaces the security it borrowed to make the short sale, it must  maintain  daily the  segregated  account  at such  levels  that the amount deposited in it plus the amount  deposited  with the broker as  collateral  will equal the current market value of the securities sold short.

     The value of the securities of any one issuer which the Fund has sold short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of any issuer's securities.  In addition,  short sales will only be made in those securities that are listed on a national securities exchange. When added  together,  no more than 25% of the value of the  Fund's  total net assets will be:

          o    deposited as collateral for the obligation to replace  securities borrowed to effect short sales; and

          o    allocated to segregated accounts in connection with short sales.

Options

     Generally,  each Fund will only purchase  options for hedging  purposes and not for speculation.  In this regard,  each Fund will only purchase call options on  underlying  securities  that are sold  short by such Fund.  Purchasing  call options  allows a Fund to hedge  against an increase in the price of  securities that are sold short by the Fund,  by locking in a future  purchase  price.  Such options on securities  will  generally be held no longer than a Fund maintains a short position in the underlying security.

     The  purchase  of  call  options  gives  a Fund  the  right,  but  not  the obligation, to buy (call) a security at a fixed price during a specified period.
When purchasing call options, a Fund pays a non-refundable  premium to the party who sells (writes) the option.  This practice allows a Fund to protect itself in the event of an  unexpected  increase  in the price of a  security  sold  short.
Premiums paid by a Fund in connection  with option  purchases will not exceed 5%
of the Fund's net assets.  Following  the purchase of a call option,  a Fund may liquidate its position by entering into a closing  transaction in which the Fund sells an option of the same series as previously purchased.

     The success of  purchasing  call  options for hedging  purposes  depends on
Olstein's judgment and ability to predict the movement of stock prices. There is generally an imperfect  correlation  between  options and the  securities  being hedged.  If Olstein  correctly  anticipates  the  direction  of the price of the underlying  security  that is the  subject of the hedge,  the option will not be exercised,  and any premium paid for the option may lower a Fund's return. If an option position is no longer needed for hedging  purposes,  it may be closed out by selling an option of the same series  previously  purchased.  There is a risk that a liquid secondary market may not exist and a Fund may not be able to close out an option position, and therefore would not be able to offset any portion of the premium paid for that option. The risk that a Fund will not be able to close out an options contract will be minimized  because the Fund will only enter into options  transactions  on a national  securities  exchange  and for which  there appears to be a liquid  secondary  market. A Fund has no obligation to engage in hedging.

Cash and Short-Term Investments

     Each Fund may invest a portion of its assets in short-term  debt securities
(including repurchase  agreements) of corporations,  the U.S. Government and its agencies  and  instrumentalities  and banks and finance  companies.  A Fund will select cash and  short-term  investments  when such  securities  offer a current market rate of return that the Fund considers reasonable in relation to the risk
of  the  investment,   and  the  issuer  can  satisfy   suitable   standards  of
creditworthiness  set by the Fund.  Each Fund also may  invest a portion  of its assets in shares issued by money market mutual funds.  Cash equivalent  holdings may be in any currency  (although such holdings may not constitute "cash or cash equivalents" for tax diversification  purposes under the Internal Revenue Code).
When Olstein believes that suitable undervalued common stocks are not available, a Fund  may  invest  all or a  portion  of its  assets  in cash  and  short-term investments and pursue its secondary objective of income.

Repurchase Agreements

     When a Fund enters into a repurchase  agreement,  it  purchases  securities from a bank or  broker-dealer,  which  simultaneously  agrees to repurchase  the securities at a mutually  agreed upon time and price,  thereby  determining  the yield during the term of the  agreement.  As a result,  a  repurchase  agreement provides a fixed rate of return  insulated from market  fluctuations  during the term of the agreement.  The term of a repurchase  agreement  generally is short, possibly  overnight  or for a few days,  although it may extend over a number of months (up to one year) from the date of  delivery.  Repurchase  agreements  are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be
fully  collateralized  and  the  collateral  will  be  marked-to-market   daily.
Investments  in  repurchase  agreements  that do not mature in seven days may be considered illiquid securities.

Illiquid Securities

     The All Cap  Value  Fund may  invest up to 10% of its net  assets,  and the
Strategic  Opportunities  Fund  may  invest  up to  15% of its  net  assets,  in
securities  that  may  be  considered  illiquid.   Illiquid  securities  include
securities  with  contractual  restrictions  on  resale,  repurchase  agreements maturing in more than seven days, and other  securities  that may not be readily marketable.  Liquidity refers to the ability of the Fund to sell a security in a timely manner at a price that reflects the value of that security.  The relative illiquidity of some of a Fund's  securities may adversely  affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times  when  it may be  necessary  or  advantageous  for the  Fund to  liquidate portfolio securities.  Certain securities in which a Fund may invest are subject to legal or contractual  restrictions as to resale and therefore may be illiquid by their terms.

Equity Swap Agreements

     Either Fund also may enter into equity swap  agreements  for the purpose of attempting to obtain a desired return or exposure to certain  equity  securities or equity indices in an expedited  manner or at a lower cost to the Fund than if the Fund had invested  directly in such  securities and,  indirectly,  to better manage the Fund's ability to experience  taxable gains or losses in an effort to maximize the after-tax returns for shareholders.

     Swap  agreements  are  two-party   contracts   entered  into  primarily  by
institutional  investors  for periods  ranging from a few weeks to more than one year. In a standard swap transaction,  two parties agree to exchange the returns
(or  differentials  in return)  earned or realized on  particular  predetermined investments  or  instruments.  The gross  returns to be  exchanged  or "swapped"
between  the  parties  are  generally  calculated  with  respect to a  "notional amount,"  i.e.,  the return on, or  increase  in value of, a  particular  dollar
amount   invested  in  a  "basket"  of   particular   securities  or  securities
representing  a particular  index.  Forms of swap  agreements  include equity or index  caps,  under  which,  in return for a premium,  one party  agrees to make payments  to the other to the  extent  that the return on  securities  exceeds a specified rate, or "cap";  equity or index floors,  under which, in return for a premium,  one party agrees to make  payments to the other to the extent that the return on securities  fall below a specified  level,  or "floor";  and equity or index  collars,  under which a party  sells a cap and  purchases a floor or vice versa in an attempt to protect itself against movements  exceeding given minimum or maximum levels.  Parties may also enter into bilateral swap agreements  which obligate  one  party to pay the  amount of any net  appreciation  in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

     The  "notional  amount" of the swap  agreement  is only a fictive  basis on which to calculate the  obligations  that the parties to a swap  agreement  have agreed to exchange.  Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis."  Consequently, a Fund's current  obligations  (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the
"net  amount").  A Fund's  current  obligations  under a swap  agreement will be accrued  daily  (offset  against  amounts  owed to the Fund) and any accrued but unpaid  net  amounts  owed  to a  swap  counterparty  will  be  covered  by  the maintenance  of a segregated  account  consisting of liquid assets such as cash,
U.S.  Government  securities,  or high  grade  debt  obligations,  to avoid  any potential leveraging of the Fund's portfolio.  A Fund will not enter into a swap agreement  with any single party if the net amount owed or to be received  under existing contracts with that party would exceed 5% of the Fund's net assets.

     Whether a Fund's use of swap  agreements  will be  successful in furthering its investment  objective will depend on Olstein's  ability to predict correctly whether  certain types of investments are likely to produce greater returns than other  investments.  Because they are  two-party  contracts and because they may have terms of greater than seven days,  swap  agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received  under a swap  agreement in the event of the default or bankruptcy of a swap  agreement  counterparty.  Olstein  will  cause a Fund to enter  into  swap agreements only with  counterparties that would be eligible for consideration as repurchase  agreement  counterparties  under  the  Fund's  repurchase  agreement guidelines.  Certain  restrictions  imposed on the Funds by the Internal Revenue
Code may limit the Funds' ability to use swap agreements.

Investments in Investment Companies

     Each Fund is permitted to invest in other investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.

                             INVESTMENT RESTRICTIONS

     Each Fund has adopted certain investment  restrictions in addition to those discussed in the  Prospectus.  The  restrictions  listed below for each Fund are fundamental policies of the Fund, and cannot be changed as to a Fund without the approval of a majority of the outstanding  voting  securities (as defined in the
1940 Act) of the Fund.

FUNDAMENTAL RESTRICTIONS

          All Cap Value Fund

               As a matter of  fundamental  policy,  the All Cap Value Fund will not:

     1.   as to 75% of the All Cap Value Fund's total  assets,  invest more than
          5% of its  total  assets in the  securities  of any one  issuer  (this limitation  does not  apply to cash and  cash  items,  or  obligations issued or guaranteed by the United States Government,  its agencies or instrumentalities, or securities of other investment companies);

     2.   purchase more than 10% of the voting  securities,  or more than 10% of any class of  securities,  of any one  issuer;  for  purposes  of this restriction,  all outstanding fixed income securities of an issuer are considered as one class;

     3.   make short sales of  securities  in excess of 25% of the All Cap Value
          Fund's total assets or purchase  securities  on margin except for such short-term credits as are necessary for the clearance of transactions;

     4.   purchase or sell commodities or commodity contracts;

     5.   make loans of money or securities, except:

          o    by the purchase of fixed income  obligations in which the All Cap
               Value Fund may invest  consistent  with its investment  objective and policies; or

          o    by   investment  in  repurchase   agreements   (see   "Investment
               Strategies and Risks");

     6.   borrow money, except that the All Cap Value Fund may borrow from banks in the following cases:

          o    for  temporary or  emergency  purposes not in excess of 5% of the
               All Cap Value Fund's net assets, or

          o    to meet  redemption  requests  that might  otherwise  require the untimely disposition of portfolio securities,  in an amount up to
               33 1/3% of the value of the All Cap Value  Fund's  net  assets at the time the borrowing was made;

     7.   pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets, but only to secure  borrowings  authorized  in  the  preceding  restriction;  this restriction  does not limit the authority of the All Cap Value Fund to maintain accounts for short sales of securities;

     8.   purchase the securities of any issuer, if, as a result,  more than 10%
          of the value of the All Cap Value  Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in any combination of securities for which  there  are  no  readily  available  market  quotations,  or  in repurchase agreements maturing in more than seven days;

     9.   engage in the underwriting of securities except insofar as the All Cap
          Value Fund may be deemed an  underwriter  under the  Securities Act of
          1933 in disposing of a portfolio security;

     10.  purchase or sell real estate or interests in real estate,  although it may  purchase  securities  of  issuers  which  engage  in real  estate operations and may purchase and sell  securities  which are secured by interests in real estate; therefore, the All Cap Value Fund may invest
          in  publicly-held   real  estate   investment   trusts  or  marketable
          securities of companies which may represent indirect interests in real estate such as real estate limited  partnerships which are listed on a national  exchange,  however,  the All Cap Value  Fund will not invest more than 10% of its assets in any one or more real estate  investment trusts; and

     11.  invest  more than 25% of the value of the All Cap Value  Fund's  total assets in one particular  industry;  for purposes of this  limitation, utility  companies will be divided  according to their services (e.g., gas,  electric,  water and  telephone)  and each will be  considered a separate  industry;  this restriction does not apply to investments in
          U.S. Government securities, and investments in certificates of deposit and bankers'  acceptances  are not considered to be investments in the banking industry.

          Strategic Opportunities Fund

               As a matter of fundamental  policy,  the Strategic  Opportunities
          Fund will not:

     1.   borrow money or issue senior  securities,  except as the 1940 Act, any rule thereunder,  or SEC staff interpretation thereof, may permit. The following  sentence is intended  to  describe  the current  regulatory limits  relating to senior  securities and borrowing  activities  that apply to  mutual  funds and the  information  in the  sentence  may be changed  without  shareholder  approval to reflect legal or regulatory changes.  The Strategic  Opportunities Fund may borrow up to 5% of its total  assets for  temporary  purposes and may also borrow from banks, provided  that if borrowings  exceed 5%, the  Strategic  Opportunities
          Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Strategic Opportunities Fund's other assets.  The effect of this  provision is to allow the Strategic
          Opportunities  Fund to borrow from banks  amounts up to one-third  (33
          1/3%) of its total assets  (including those assets  represented by the borrowing);

     2.   underwrite the securities of other issuers,  except that the Strategic
          Opportunities   Fund  may  engage  in   transactions   involving   the
          acquisition,  disposition or resale of its portfolio securities, under circumstances  where it may be considered to be an  underwriter  under the Securities Act of 1933;

     3.   purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic  Opportunities  Fund from  investing in issuers which invest, deal or otherwise engage in transactions in real estate or  interests  therein,  or investing  in  securities  that are secured by real estate or interests therein;

     4.   make  loans,  provided  that this  restriction  does not  prevent  the
          Strategic   Opportunities   Fund  from  purchasing  debt  obligations,
          entering   into   repurchase   agreements,   loaning   its  assets  to
          broker-dealers  or  institutional  investors  and  investing in loans, including assignments and participation interests;

     5.   make investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff  interpretation  thereof) of its total assets in  securities  of
          issuers  in  any  one  industry  (other  than  securities   issued  or
          guaranteed  by  the  U.S.   Government  or  any  of  its  agencies  or
          instrumentalities  or securities of other investment  companies).  The following  sentence is intended to describe the current  definition of concentration  and the  information  in the  sentence  may be  changed without  shareholder  approval to reflect legal or regulatory changes.
          Currently,  to  avoid  concentration  of  investments,  the  Strategic
          Opportunities Fund may not invest more than 25% of its total assets in securities  of  issuers in any one  industry  (other  than  securities issued or guaranteed by the U.S.  Government or any of its agencies or instrumentalities or securities of other investment companies); and

     6.   purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder,  unless acquired as a result of  ownership  of  securities  or other  instruments,  and
          provided  that  this   restriction  does  not  prevent  the  Strategic
          Opportunities  Fund from engaging in  transactions  involving  futures contracts  and options  thereon or  investing in  securities  that are secured by physical commodities.

     As long as  percentage  restrictions  are observed by a Fund at the time it purcha ses any  security,  changes in values of  particular  Fund  assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing fundamental or non-fundamental restrictions.

                               PORTFOLIO TURNOVER

     Although the primary objective of each Fund is to achieve long-term capital appreciation,  the  Funds  may  sell  securities  to  recognize  gains  or avoid potential  for loss  without  regard to the time they have been held.  Each Fund intends  to  follow a  strict  "buy and  sell  discipline"  under  which it will purchase or sell  securities  whenever the Fund's value  criteria are met.  When appropriate,  each Fund  takes  into  consideration  the  holding  period of the security.

     Olstein  believes that adhering to a strict sell  discipline  when a Fund's value  criteria  are met reduces  the  potential  severity  of future  portfolio valuation declines. However, such discipline may result in portfolio changes and a portfolio turnover rate higher than that reached by many capital  appreciation funds. High portfolio  turnover produces  additional  transaction costs (such as brokerage  commissions)  which are borne by the Funds.  High portfolio  turnover also may cause adverse tax effects. See "Dividends,  Capital Gains Distributions and Taxes" in the Prospectus.

     The  annualized  portfolio  turnover rate for the past three fiscal periods for the All Cap Value Fund is as follows(1):

[TO BE UPDATED IN RULE 485(b) FILING:]

------------------ ----------------- --------------------
Fiscal year ended  Fiscal year ended Fiscal period ended
  June 30, 2006      June 30, 2005    June 30, 2004(2)
------------------ ----------------- --------------------
    [_______]%           68.46%            52.45%
------------------ ----------------- --------------------

(1) As of the date of this SAI,  the  Strategic  Opportunities  Fund had not yet commenced operations.
(2) On April 29,  2004,  the Board of Trustees  changed the All Cap Value Fund's fiscal  year end to June 30, so the fiscal  period  ended June 30,  2004 was ten months.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures relating to the disclosure of the Funds' portfolio holdings information (the "Policy").  Generally, the Policy restricts the disclosure of portfolio  holdings data as described herein. In all cases,  the Trust's Chief  Compliance  Officer (or designee) is responsible  for authorizing any disclosure of a Fund's portfolio holdings that deviates from the
Trust's Policy.  The Funds do not accept  compensation or  consideration  of any sort in return  for the  release of  portfolio  holdings  information.  Any such disclosure is made only if consistent with the general anti-fraud  provisions of the federal securities laws and Olstein's fiduciary duties to its clients.

     The  Trust's  Chief  Compliance  Officer  and  staff  are  responsible  for monitoring the disclosure of portfolio  holdings  information  and ensuring that any such  disclosures  are made in  accordance  with the Policy.  The Board has, through the adoption of the Policy,  delegated the day-to-day  monitoring of the disclosure of portfolio holdings  information to Olstein's compliance staff. The
Board  receives  reports  from Olstein  with  respect to any  exceptions  to the
Policy.

     In  accordance  with the Policy,  the Funds will disclose  their  portfolio holdings  periodically,  to the extent required by applicable federal securities laws. These disclosures include the filing of a complete schedule of each Fund's portfolio  holdings with the SEC semi-annually on Form N-CSR, and following each
Fund's first and third fiscal  quarters on Form N-Q. These filings are available to the public  through  the EDGAR  Database  on the SEC's  Internet  website at:
http://www.sec.gov.  Each Fund also expects to post top 10 holdings  information on a monthly basis after a 30-day delay on its website (www.olsteinfunds.com).

     The Policy  provides that a Fund's  portfolio  holdings  information may be released to selected third parties only when the Fund has a legitimate  business purpose for doing so and the recipients are subject to a duty of confidentiality
(including  appropriate  related  limitations  on trading),  either  through the nature  of  their  relationship  with  the  Fund or  through  a  confidentiality agreement.

     A Fund also may share  its  portfolio  holdings  information  with  certain service  providers  where the Fund has a legitimate  business need to share such information,  including, but not limited to, the custodian, administrator, proxy voting vendor,  consultants,  legal counsel and  independent  registered  public accounting  firm. The Trust's service  arrangements  with each of these entities include a duty of confidentiality (including appropriate limitations on trading)
regarding  portfolio  holdings data by each service  provider and its employees, either by law or by contract.

                             MANAGEMENT OF THE FUNDS

Board of Trustees and Officers of the Trust

     The Board of Trustees of the Trust  consists  of six  individuals,  four of whom are not "interested  persons" of the Trust or Funds as that term is defined in the 1940 Act. The Trustees are  fiduciaries for the Funds'  shareholders  and are governed by the laws of the State of Delaware in this regard. They establish policy for the  operations  of the Funds and elect the  officers who conduct the daily business of the Funds.

     The officers  conduct and  supervise the daily  business  operations of the
Trust,  while the  Trustees,  in  addition  to the  functions  set  forth  under
"Olstein," and  "Distributor"  below,  review such actions and decide on general policy.  Compensation  to officers and Trustees of the Trust who are  affiliated with Olstein is paid by Olstein and not by the Trust.

     The names, addresses and occupational history of the Trustees and principal executive officers are listed below:

[TO BE UPDATED IN RULE 485(b) FILING:]

                        Position     Term of                         Number of
                           and       Office**      Principal      Portfolios in
                         Office    and Length      Occupation       Fund Complex
    Name, Address       with the    of Time     During the Past     Overseen by    Other Directorships
       And Age            Trust      Served        Five Years         Trustee        Held by Trustee

Independent Trustees:

Fred W. Lange           Trustee    Since 1995   Private Investor.        2            Wagner College
123 Lewisburg Road
Sussex, NJ  07461
Age: [73]

John Lohr               Trustee    Since 1995   Retired; General         2              Crosswater
P.O. Box 771407                                 Counsel, LFG,                           Financial
Orlando, FL                                     Inc. (provider                         Corporation
32877-1407                                      of investment
Age: [60]                                       products), Jan.
                                                1996 to Sept.
                                                2002.

D. Michael Murray       Trustee    Since 1995   President,               2         American Academy of
Murray, Montgomery, &                           Murray,                            Preventive Medicine
O'Donnell                                       Montgomery &
101 Constitution                                O'Donnell
Avenue                                          (consultants),
Suite 900                                       since 1968.
Washington, DC 20001
Age: [65]

Lawrence K. Wein        Trustee    Since 1995   Private                  2            eRooms Systems
27 Rippling Brook                               Consultant for                         Technologies
Drive                                           telecommunications                      (ERMS.OB)
Short Hills, NJ  07078                          industry, since
Age: [63]                                       July 2001;
                                                Former Vice
                                                President-Wholesale
                                                Business
                                                Operations,
                                                Concert
                                                Communications
                                                an ATT/BT
                                                Company, April
                                                2000 to June
                                                2001; Former
                                                Executive
                                                Manager, AT&T,
                                                Inc., for 35
                                                years, retired
                                                July 2001.

Interested Trustees:

Erik K. Olstein*+       Trustee,   Since 1995   President and            2                 None
Olstein Capital         Secretary               Chief Operating
Management, L.P.        and                     Officer, Olstein
4 Manhattanville Road   Assistant               Capital
Purchase, NY  10577     Treasurer               Management,
Age: [38]                                       L.P., since
                                                2000; Vice
                                                President of
                                                Sales and Chief
                                                Operating
                                                Officer, Olstein
                                                Capital
                                                Management, L.P.,
                                                1994-2000.

Robert A. Olstein*+     Trustee,   Since 1995   Chairman, Chief          2                 None
Olstein Capital         Chairman                Executive
Management, L.P.        and                     Officer, and
4 Manhattanville Road   President               Chief Investment
Purchase, NY  10577                             Officer,
Age: [64]                                       Olstein, Capital
                                                Management,
                                                L.P., since
                                                2000; Chairman,
                                                Chief Executive
                                                Officer, Chief
                                                Investment
                                                Officer and
                                                President,
                                                Olstein Capital
                                                Management, L.P.,
                                                1994-2000;
                                                President,
                                                Secretary and
                                                Sole Shareholder
                                                of
                                                Olstein, Inc.,
                                                since June 1994.

                       Position
                      and Office
   Name, Address       with the     Length of              Principal Occupation
      and Age            Trust     Time Served          During the Past Five Years

Officers:

Michael Luper         Chief        Since 1995    Executive Vice President and Chief
Olstein Capital       Accounting                 Financial Officer, Olstein Capital
Management, L.P.      Officer                    Management, L.P., since 2000; Vice
4 Manhattanville      and                        President and Chief Financial Officer,
Road                  Treasurer                  Olstein Capital Management, L.P.,
Purchase, NY  10577                              1994-2000.
Age: [37]

James B. Kimmel       Chief        Since 2004    Vice President, General Counsel and
Olstein Capital       Compliance                 Chief Compliance Officer, Olstein
Management, L.P.      Officer                    Capital Management, L.P. Previously, Of
4 Manhattanville                                 Counsel at Stradley Ronon Stevens &
Road                                             Young LLP (law firm), May 2001 to April
Purchase, NY  10577                              2004; Vice President and Assistant
                                                 Counsel in the Corporate and Securities
Age: 43                                          Group at Summit Bancorp from September
                                                 1996 through May 2001; Associate
                                                 Attorney in the Investment Management
                                                 Practice Group at Morgan Lewis &
                                                 Bockius LLP from September 1990 through
                                                 August 1996.
_____________________________

* Robert and Erik Olstein are each officers of Olstein Capital Management,  L.P.
or its affiliates  and are  considered to be  "interested  persons" of the Funds within the meaning of the 1940 Act.
** Each Trustee holds office for an indefinite term.
+ Erik K. Olstein is the nephew of Robert A. Olstein.

Beneficial Ownership

     The  following  tables  provide  the  dollar  range  of  equity  securities beneficially owned by the board members of the Funds as of December 31, 2005.

[TO BE UPDATED IN RULE 485(b) FILING:]

Independent Trustees

                                                             Aggregate Dollar Range of Equity
                                                               Securities in All Registered
                        Dollar Range of Equity Securities    Investment Companies Overseen by
   Name of Trustee                 in the Funds              Trustee in Family of Investment
                                                                         Companies

Fred W. Lange           All Cap Value Fund - Over $100,000             Over $100,000
                        Strategic Opportunities Fund - $0
John Lohr                      All Cap Value Fund -                   $10,001-$50,000
                                 $10,001-$50,000
                        Strategic Opportunities Fund - $0
D. Michael Murray       All Cap Value Fund - Over $100,000             Over $100,000
                        Strategic Opportunities Fund - $0
Lawrence K. Wein        All Cap Value Fund - Over $100,000             Over $100,000
                        Strategic Opportunities Fund - $0

Interested Trustees

                                                             Aggregate Dollar Range of Equity
                                                               Securities in All Registered
                        Dollar Range of Equity Securities    Investment Companies Overseen by
   Name of Trustee                 in the Funds              Trustee in Family of Investment
                                                                         Companies

Erik K. Olstein         All Cap Value Fund - Over $100,000             Over $100,000
                        Strategic Opportunities Fund - $0
Robert A. Olstein       All Cap Value Fund - Over $100,000             Over $100,000
                        Strategic Opportunities Fund - $0

The Trustees do not own shares of the Strategic  Opportunities Fund because,  as of the date of this SAI, the Fund had not yet commenced operations.

Compensation

     [For their service as Trustees,  the Independent Trustees receive a $24,500 annual  fee and  $1,000  per  meeting  attended,  as well as  reimbursement  for
expenses   incurred  in  connection  with  attendance  at  such  meetings.   The
Independent  Trustees also receive $500 per meeting attended for Audit Committee participation.  The interested Trustees of the Trust receive no compensation for their service as Trustees.  The table below  details the amount of  compensation received by the  Trustees  from the All Cap Value Fund for the fiscal year ended
June 30, 2006.]

[TO BE UPDATED IN RULE 485(b) FILING:]

Independent Trustees

                                                                                        Total
                                                 Pension or                         Compensation
                                                 Retirement                        from Trust and
                            Aggregate         Benefits Accrued      Estimated       Fund Complex
 Name and Position      Compensation From     As Part of Fund    Annual Benefits       Paid to
                              Funds               Expenses       Upon Retirement      Trustees

Fred W. Lange               $[_______]              None               None          $[_______]
Trustee
John Lohr                   $[_______]              None               None          $[_______]
Trustee
D. Michael Murray           $[_______]              None               None          $[_______]
Trustee
Lawrence K. Wein            $[_______]              None               None          $[_______]
Trustee

     None of the Interested Trustees receive any compensation from the Trust.

Audit Committee

     The Trust has an Audit  Committee,  which  assists the Board of Trustees in fulfilling its duties relating to the Trust's accounting and financial reporting practices,  and also serves as a direct line of communication  between the Board of Trustees and the Funds'  independent  registered  public accounting firm. The specific  functions  of the  Audit  Committee  include:  (i)  pre-approving  and recommending  the engagement or retention of the independent  registered  public
accounting  firm;  (ii)  reviewing  with  the  independent   registered   public
accounting  firm the scope and the  results of the  auditing  engagement;  (iii)
pre-approving  professional  services  provided  by the  independent  registered public  accounting  firm  prior  to  the  performance  of  such  services;  (iv)
considering   the  range  of  audit  and  non-audit   fees;  (v)  reviewing  the
independence  of  the  independent   registered  public  accounting  firm;  (vi)
reviewing the scope and results of the Trust's procedures for internal auditing;
and (vii) reviewing the Trust's system of internal accounting controls.

     The  Audit  Committee  is made  up of all of the  Independent  Trustees  as follows:  Fred W. Lange,  John Lohr,  D.  Michael  Murray and  Lawrence K. Wein.
During the fiscal year ended June 30, 2006, the Audit Committee met two times.

                              MANAGEMENT OWNERSHIP

[TO BE UPDATED IN RULE 485(b) FILING:]

     As of [July 31,  2006],  the All Cap Value  Fund's  officers,  trustees and members of Olstein as a group  owned  [_____]% of the Class A shares of the Fund and  [_____]% of the Class C shares of the Fund,  for a total of [_____]% of the outstanding shares of the Fund. The officers, trustees and members of Olstein do not own shares of the Strategic  Opportunities  Fund because,  as of the date of this SAI, the Fund had not yet commenced operations.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Principal Holders

[TO BE UPDATED IN RULE 485(b) FILING:]

     As of [July 31, 2006],  there were no control persons of either Fund. As of
[July 31,  2006],  the  following  shareholders  were  known to own of record or beneficially more than 5% of the outstanding  voting shares of the All Cap Value
Fund's Class A shares, the Class C shares, or the All Cap Value Fund as a whole, as shown(1):

          Name and Address            Percentage of    Percentage of     Ownership
                                          Class            Fund
Saxon and Company
P.O. Box 7780-1888
Philadelphia, PA  19182               Class A Shares
                                        [______]%        [______]%         Record
Charles Schwab & Company, Inc.
101 Montgomery Street                 Class A Shares
San Francisco, CA  94104                [______]%        [______]%         Record

___________________________

(1) As of the date of this SAI,  the  Strategic  Opportunities  Fund had not yet commenced operations and, therefore, has no shareholders.

                        OLSTEIN CAPITAL MANAGEMENT, L.P.

     Effective  August 18, 1995 and August ___,  2006,  the Trust  entered  into investment  management  agreements  on behalf of the All Cap Value  Fund and the
Strategic  Opportunities  Fund,  respectively,  with  Olstein  (the  "Investment
Management  Agreements").  Olstein provides  investment advisory services to the
Funds.  The  services  provided by Olstein are  subject to the  supervision  and direction of the Trust's Board of Trustees.

     Olstein is organized as a New York limited  partnership  and is  controlled and operated by its general partner, Olstein Capital Management, LLC, a Delaware limited  liability  company,  which is jointly owned by Olstein,  Inc.,  Erik K.
Olstein and Michael Luper. Olstein, Inc., the managing member of Olstein Capital
Management,  LLC, is wholly  owned by Robert A.  Olstein.  Robert A. Olstein and
Erik  K.  Olstein  are  also  Trustees  of the  Trust,  and,  consequently,  are considered affiliated persons of both Olstein and the Funds. Similarly,  Michael
Luper is an officer of the Trust and is also considered an affiliated  person of both Olstein and the Funds.

     The Investment  Management Agreements are initially approved by the initial shareholder  of a Fund for a period of two years after the date of approval and, thereafter,  must be renewed  annually.  After their initial two year term,  the
Investment  Management  Agreements will be renewed each year only so long as its renewal and continuance are specifically approved at least annually by:

          (a)  the Board of Trustees, or

          (b)  by vote of a majority of the outstanding  voting  securities of a
               Fund.

     In either case,  the terms of the renewal must be approved by the vote of a majority  of the  Trustees  of the Trust who are not  parties of the  Investment
Management  Agreements or interested persons of any such party (the "Independent
Trustees").  The vote of the Trustees must be cast in person at a meeting called for the purpose of voting on such approval.

     During the term of the Investment Management  Agreements,  Olstein pays all expenses incurred by it in connection with its activities  thereunder except the cost of securities  (and any brokerage  commissions,)  purchased for a Fund. The services furnished by Olstein under the Investment Management Agreements are not exclusive, and Olstein is free to perform similar services for others.

     Each Investment  Management  Agreement will automatically  terminate in the event of its  "assignment"  as that term is defined in the 1940 Act,  aId may be terminated without penalty at any time upon 60 days' written notice to the other party:  (i) by the majority  vote of all the Trustees or by majority vote of the outstanding voting securities of a Fund; or (ii) by Olstein.

     The  Investment  Management  Agreements  may  be  amended  by  the  parties provided,  in most cases,  that such amendment is  specifically  approved by the vote of a majority of the outstanding  voting securities of such Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of Olstein  cast in person at a meeting  called for the  purpose of voting  upon such approval.

     According to the Investment Management  Agreements,  each Fund is obligated to pay Olstein a monthly fee equal to an annual rate of 1% of the Fund's average daily net assets.  This fee is higher than that  normally  charged by funds with similar  investment  objectives.  Each  class  of  shares  of a  Fund  pays  its proportionate  share of the fee.  The  advisory  fees  paid to  Olstein  for the services  provided to the All Cap Value Fund for the past three  fiscal  periods were as follows(1):

[TO BE UPDATED IN RULE 485(b) FILING:]

----------------- ----------------- --------------------
Fiscal year ended Fiscal year ended Fiscal period ended
  June 30, 2006     June 30, 2005    June 30, 2004(2)
----------------- ----------------- --------------------
  $[__________]      $19,539,022        $14,956,925
----------------- ----------------- --------------------

(1) The Strategic  Opportunities Fund had not yet commenced operations as of the date of this SAI.

(2) On April 29, 2004, the Board of Trustees approved changing the All Cap Value
Fund's fiscal year end to June 30 from August 31. The amount shown  reflects the amount of advisory fees paid for the ten-month  period from September 1, 2003 to
June 30, 2004.

     The Strategic  Opportunities Fund is subject to a contractual expense limit at the rate of 1.35% for Class A shares and Class C shares of the Fund's average daily net assets,  excluding any 12b-1 Plan and shareholder  servicing fees. The contractual expense limitation  agreement will remain in place until October 28,
2007. Thereafter,  the expense limit for the Fund will be reviewed each year, at which  time  the  continuation  of the  expense  limitation  agreement  will  be considered  by  Olstein  and the  Board of  Trustees.  The  contractual  expense limitation  agreement also provides that Olstein is entitled to reimbursement of fees it  waived  and/or  expenses  it  reimbursed  for a period  of three  years following  such  fee  waivers  and  expense  reimbursements,  provided  that the reimbursement by the Fund of Olstein will not cause the total operating  expense ratio to exceed the contractual limit as then may be in effect for the Fund.

ADDITIONAL PORTFOLIO MANAGER INFORMATION

     Set forth below are descriptions of the  compensation  arrangements for the investment  professionals  that manage the Funds.  The  portfolio  managers  may provide portfolio management services to various other entities, including other registered  investment  companies,  pooled  investment  vehicles  that  are  not registered  investment  companies,  and other  investment  accounts  managed for organizations or individuals. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment company or other account.  Specifically, a portfolio manager who manages  multiple  investment  companies  and/or  other  accounts is presented with potential  conflicts of interest that may include,  among others:
(i) an inequitable  distribution of the portfolio manager's time,  attention and other resources; (ii) the unequal distribution or allocation between accounts of
a   limited   investment   opportunity;    and   (iii)   incentives,   such   as
performance-based advisory fees, that relate only to certain accounts.

     Olstein  currently  manages three  accounts,  each of which is a registered investment company.  Olstein follows policies and procedures designed to ensure, where applicable,  that investment  opportunities and brokerage transactions are allocated among the accounts in an equitable manner.  The equity  investments of
Olstein  personnel are largely  restricted to  investments  in the Funds,  which limits  potential  conflicts of  interest.  The Funds and Olstein have adopted a code of ethics that they believe  contains  provisions  reasonably  necessary to mitigate such conflicts.

     Robert A. Olstein is each Fund's lead portfolio  manager and Sean Reidy and
Eric R. Heyman serve as co-portfolio managers for the All Cap Value Fund and the
Strategic Opportunities Fund, respectively. The portfolio managers are supported by a team of research  analysts.  Mr.  Olstein's  compensation  is derived  from
Olstein's  profits,  as he is the primary  equity owner of  Olstein's  corporate general  partner.  Other investment  professionals,  including Mr. Reidy and Mr.
Heyman,  receive a base salary plus  incentive  compensation  determined  by Mr.
Olstein.  The incentive  compensation  may be as much as 100% of the base salary and is  determined  as a  percentage  of pre-tax  profits of  Olstein,  which is related  to the  amount  of assets  under  management.  Approximately  60% of an individual's  incentive compensation is based on how well the portfolio performs over rolling 3-year periods, and the remaining 40% of the incentive compensation is based on the individual's performance.

[TO BE UPDATED IN RULE 485(b) FILING:]

     In  addition  to the  Funds,  Messrs.  Olstein  and Reidy  manage one other registered  investment  company with total assets of  $[____________] as of June
30,  2006.  The  other   registered   investment   company  does  not  charge  a
performance-based  advisory fee. As of May 31, 2006,  Mr. Heyman does not manage any other accounts.

[TO BE UPDATED IN RULE 485(b) FILING:]

     As of June 30, 2006, Mr. Olstein  beneficially  owned  $[________]  and Mr.
Reidy owned  $[________] of the All Cap Value Fund.  Neither Mr. Olstein nor Mr.
Heyman  beneficially owns any equity  securities in the Strategic  Opportunities
Fund,  because  as of the  date  of  this  SAI the  Fund  had not yet  commenced operations.

                                   DISTRIBUTOR

     Olstein Capital Management, L.P., 4 Manhattanville Road, Purchase, New York
10577-2119 (the  "Distributor"),  acts as distributor of the Funds' shares under an Amended and Restated  Distribution  Agreement (the "Distribution  Agreement")
approved  by the Board of  Trustees  of the Trust on  behalf of the  Funds.  The
Distributor assists in the sale and distribution of the Funds' shares as well as assisting with the servicing of shareholder accounts. Mr. Robert A. Olstein, Mr.
Erik K. Olstein and Mr. Michael Luper are considered to be affiliated persons of both the Distributor and the Funds.

     The  Distributor  has sole authority to enter into  agreements with selling dealers or other parties who offer the Funds' shares for sale and is responsible for the payment of any  up-front  commissions  and 12b-1 fees payable to selling
dealers  or  others.   The   Distribution   Agreement  also  provides  that  the
Distributor,  in  the  absence  of  willful  misfeasance,  bad  faith  or  gross negligence in the  performance of its duties or by reason of reckless  disregard of its  obligations  and duties under the  agreement,  will not be liable to the
Trust or its shareholders for losses arising in connection with the sale of Fund shares.

     The  Distribution  Agreement  became  effective  as of August 18,  1995 (as revised on February 23, 2006), and is subject to renewal on an annual basis. The
Distribution  Agreement will be renewed each year if its continuance is approved at least  annually  by a majority of the  Trustees,  including a majority of the
Independent  Trustees,  or by a vote of a  majority  of the  outstanding  voting securities of each Fund.  Shares of the Funds are offered on a continuous basis.
The  Distribution  Agreement  terminates  automatically  in  the  event  of  its assignment.  The  Distribution  Agreement  may be terminated in two ways without payment of a penalty:

     (1)  as to the  Distributor,  by a  Fund  (by  vote  of a  majority  of the
Independent  Trustees or by a vote of the outstanding  voting  securities of the
Fund) on not less than 60 days' written notice; or

     (2) as to the Distributor's own  participation,  by the Distributor upon 60 days' written notice.

     Class A shares are  subject to a maximum  front-end  sales  charge of 5.50%
that is included in the offering price of the Class A shares.  This sales charge is paid by the  investor  at the time of  purchase  and the  amount of the sales charge is not invested in the Fund. The Distributor may reallow all or a portion of the front-end sales charge to selling dealers in order to facilitate the sale of Class A shares.  The front-end sales charges and selling dealer  reallowances for Class A shares are as follows(1):

Amount of Investment  Sales Charge as a            Reallowance to
                        Percentage of    Selling Dealers as a Percentage of
                       Offering Price              Offering Price
Less than $50,000           5.50%                       5.82%
$50,000 to $99,999          4.50%                       4.71%
$100,000 to $249,999        3.50%                       3.63%
$250,000 to $499,999        2.50%                       2.56%
$500,000 to $999,999        2.00%                       2.04%
$1,000,000 and over(2)      0.00%                       0.00%

(1)  Shareholders  who were  shareholders of Class A shares  (formerly,  Adviser
     Class  shares) of the All Cap Value  Fund prior to August __,  2006 are not subject to these sales charges only in the account that was opened prior to
     August __, 2006.

(2)  A contingent  deferred  sales  charge of 1.00%,  based on the lesser of the original  purchase  price  or the  value  of  such  shares  at the  time of redemption,  is  charged  on sales of shares  made  within  one year of the purchase date.  Class A shares  representing  reinvestment of dividends are not subject to this 1.00% charge. In addition,  Class A shareholders of the
     All Cap Value Fund who were  shareholders of the Adviser Class of shares of the All Cap Value  Fund prior to August  __,  2006 are not  subject to this
     1.00% charge only in the account that was opened prior to August __, 2006.

     The Funds and the Distributor do not endorse the purposeful sale of Class A shares at a  specified  amount so as to prevent an  investor  from  receiving  a beneficial breakpoint in the front-end sales charge. In addition,  the Funds and the Distributor discourage selling dealers from engaging in this practice.

     Investors  also pay ongoing Rule 12b-1 fees for Class A shares as described below under "Distribution (Rule 12b-1) Plans."

     Class C shares are offered  without a front end sales  charge,  which means that investors pay no initial sales charge in connection  with their purchase of
Class C shares.  However,  investors  pay ongoing  Rule 12b-1 fees as  described below under  "Distribution  (Rule 12b-1) Plans." The  Distributor  pays up-front commissions of 1.00% of the purchase amount of Class C shares to selling dealers and others from its own assets to facilitate sales of the Funds' Class C shares.
Where  investors  remain with a Fund long term, the  Distributor  may recoup the amount of these up-front commissions through 12b-1 payments the Fund makes to it in connection with the distribution of the Fund's Class C shares. When investors sell their Class C shares of a Fund within the first year of their purchase, the
Distributor  is  unable to  recoup  these  up-front  commissions  through  12b-1 payments.  Therefore,  the Funds also impose a 1.00%  contingent  deferred sales charges  ("CDSCs") on  redemptions  of Class C shares within the first year that are paid to the Distributor.

[TO BE UPDATED IN RULE 485(b) FILING:]

     For the fiscal  year ended June 30,  2006 the  Distributor  received  CDSCs imposed  on certain  redemptions  of Class C shares of the All Cap Value Fund in the amount of $[_________].  The Distributor also received other compensation in the form of 12b-1  payments  for both  share  classes  of the All Cap Value Fund which, for year ended June 30, 2006, totaled $[___________]. For the fiscal year ended June 30, 2006, the Distributor paid  $[__________]  to compensate  selling dealers,  pay  administration  and shareholder  servicing costs, pay salaries of sales  personnel and pay other marketing  related  expenses of the All Cap Value
Fund.

Distribution (Rule 12b-1) Plans

     As noted in the  Prospectus,  the Funds have adopted plans pursuant to Rule
12b-1 under the 1940 Act for each class of each Fund's  shares  (each,  a "Plan"
and collectively, the "Plans").

     For the Class A shares, each Plan provides for the payment of fees of 0.25%
per  year of the  average  daily  net  assets  of the  class to  compensate  the
Distributor  or  other  persons  for  distribution  and  shareholder   servicing
activities  undertaken on behalf of the Class A shares and Class A shareholders.
The fees are  accrued and may be paid on a monthly  basis,  based on the average daily net assets of the Class A shares of a Fund.  In addition  to  distribution and shareholder  servicing activities such as those described below with respect to the  Class  C  Plans,  Olstein  anticipates  that  the  fees  will be used to compensate  third  parties  who  provide a  platform  through  which  investment advisers,  financial planners and other financial advisors are able to offer the shares of the Class for sale. The  Distributor,  from its own resources  without any reimbursement  from the Class A shares or shareholders,  may make additional payments to those third  parties in  connection  with their  services.  Payments under  the  Plans  are not  tied  exclusively  to  distribution  or  shareholder servicing  expenses  actually  incurred by the  Distributor  or others,  and the payments may exceed or be less than the amount of expenses actually incurred.

     For the Class C shares, each Plan provides for the payment of fees of 1.00%
per  year of the  average  daily  net  assets  of the  Class to  compensate  the
Distributor  or other persons for their efforts and expenses in connection  with the  distribution  of the shares of the Class and the  servicing of  shareholder accounts.  The fees are accrued and may be paid on a monthly  basis,  based on a
Fund's average daily net assets of the Class C shares. Included within the 1.00%
payable  under  the  Plan  is a  0.75%  fee  that  may be  paid  to  persons  as compensation  for time  spent and  expenses  incurred  in the  distribution  and promotion of the Class C shares.  These  include,  but are not limited to, sales calls and presentations to potential shareholders, media relations, the printing
of  prospectuses  and  reports  used  for  sales  purposes,   expenses  for  the
preparation   and   printing  of  sales   literature   and   related   expenses,
advertisements,   and  other  distribution-related  expenses,  as  well  as  any distribution or service fees paid to selling dealers or others who have executed a dealer agreement with the Distributor and allocable  overhead and compensation of Olstein officers and personnel. The fees also may be used to compensate third parties who provide a platform  through  which  investment  advisers,  financial planners and other financial  advisors are able to offer the shares of the Class for sale. In addition,  the Plans include a payment of 0.25% per year of average daily net assets of Class C shares of a Fund for  shareholder  servicing  costs.
Any expense for distribution or shareholder servicing efforts related to Class C shares  greater  than  1.00%  annually  will be borne  by  Olstein  without  any reimbursement or payment by the Class C shares. Payments under the Plans are not tied  exclusively to distribution  or shareholder  servicing  expenses  actually incurred by the  Distributor  or others,  and the payments may exceed or be less than the amount of expenses actually incurred.

     Each Plan has been approved by the Trust's Board of Trustees, including all of the Independent  Trustees as defined in the 1940 Act. The Board believes that it will likely benefit the Funds to have monies  available for the  distribution activities of the Distributor in promoting the sale of the Funds' shares, and to avoid any  uncertainties  as to whether other  payments by the Funds  constitute distribution  expenses on behalf of the Funds. The Board of Trustees,  including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties,  there is a reasonable likelihood  that each Plan will  benefit the Funds and the  shareholders  of the respective Classes. Each Plan must be renewed annually by the Board of Trustees, including a majority of the Independent  Trustees who have no direct or indirect financial  interest in the  operation  of the Plan,  cast in person at a meeting called for that purpose.  It is also required that the selection and  nomination of such Trustees be done by the Independent Trustees.  The Plans and any related agreements may not be amended to increase materially the amounts to be spent for distribution  expenses without approval by a majority of the outstanding  shares of the  affected  Class,  and all material  amendments  to a Plan or any related agreements  shall be approved  by a vote of the  Independent  Trustees,  cast in person at a meeting called for the purpose of voting on any such amendment.

     The  Distributor is required to report in writing to the Board of Trustees, at least quarterly, the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order for the Board to make an informed determination as to whether the Plans should be continued.

     Below are the itemized  expenditures  made by the  Distributor  pursuant to payments made under the Class A Plan of the All Cap Value Fund during the fiscal year ended June 30, 2006:

[TO BE UPDATED IN RULE 485(b) FILING:]

-------------------------------------------------------- ---------------
 Advertising and Printing and Mailing of Prospectuses
 to Other Than Current Shareholders                        $[_________]
-------------------------------------------------------- ---------------
 Compensation to Dealers                                    [_________]
-------------------------------------------------------- ---------------
 Compensation to Sales Personnel                            [_________]
-------------------------------------------------------- ---------------
 Interest or Other Finance Charges                          [_________]
-------------------------------------------------------- ---------------
 Administration and Shareholder Servicing                   [_________]
-------------------------------------------------------- ---------------
 Other Fees                                                 [_________]
-------------------------------------------------------- ---------------
-------------------------------------------------------- ---------------
     TOTAL                                                 $[_________]
-------------------------------------------------------- ---------------

     Below are the itemized  expenditures  made by the  Distributor  pursuant to payments made under the Class C Plan of the All Cap Value Fund during the fiscal year ended June 30, 2006:

-------------------------------------------------------- ---------------
 Advertising and Printing and Mailing of Prospectuses
 to Other Than Current Shareholders                        $[_________]
-------------------------------------------------------- ---------------
 Compensation to Dealers                                    [_________]
-------------------------------------------------------- ---------------
 Compensation to Sales Personnel                            [_________]
-------------------------------------------------------- ---------------
 Interest or Other Finance Charges                          [_________]
-------------------------------------------------------- ---------------
 Administration and Shareholder Servicing                   [_________]
-------------------------------------------------------- ---------------
 Other Fees                                                 [_________]
-------------------------------------------------------- ---------------
-------------------------------------------------------- ---------------
     TOTAL                                                 $[_________]
-------------------------------------------------------- ---------------

Note Regarding Arrangements with Selling Dealers

     With  respect to any  agreements  entered  into by the  Distributor  with a selling  dealer,  if the selling dealer places an order with a Fund, and payment by the selling  dealer is not  received  within the time  customary  or the time required by law for such payment,  the sale of Fund shares to the selling dealer may be  canceled  without  notice or demand and without  any  responsibility  or liability on the part of the Distributor or the Funds, or alternatively,  at the
Distributor's  option,  the  Distributor  may sell the shares  which the selling dealer  ordered back to such Fund, in which latter case the  Distributor  and/or the Fund may hold the  selling  dealer  responsible  for any loss to the Fund or loss of  profit  suffered  by the  Distributor  or the Fund  resulting  from the selling  dealer's failure to make the aforesaid  payment.  Also, the Distributor and the Funds  shall  have no  liability  for any check or other  item  returned unpaid to the selling dealer after the selling  dealer has paid the  Distributor on behalf of an investor.  All redemption,  repurchase or exchange requests by a selling  dealer are subject to the timely  receipt of required  instructions  or documents  (including  certificates) by the Distributor or the Fund, and if such information  is not  received  by the  Distributor  or a Fund  within  the  time customary  or required by law,  the  redemption  may be canceled and the selling dealer will be responsible  for any loss to the  Distributor  or the Funds.  All sales are subject to acceptance by the  Distributor and the Fund or its transfer agent and are effective only upon confirmation.

Revenue Sharing

     Olstein also pays additional compensation, at its own expense and not as an expense  of the Funds,  to certain  unaffiliated  "financial  advisors"  such as brokers, dealers, banks (including bank trust departments), investment advisers,
financial   planners,   retirement  plan   administrators  and  other  financial
intermediaries  that  have  a  selling,  servicing,  administration  or  similar agreement  with Olstein.  These  payments may be for  marketing,  promotional or related  services in connection with the sale or retention of Fund shares and/or for shareholder servicing.  Such payments may also be paid to financial advisors for providing  recordkeeping,  sub-accounting,  transaction processing and other shareholder or  administrative  services in connection  with  investments in the
Funds. The existence or level of payments made to a qualifying financial advisor in any year will vary and may be substantial. Such payments are based on factors that include differing levels of services provided by the financial advisor, the level of assets maintained in the financial  advisor's customer accounts,  sales of new  shares  by  the  financial  advisor,  the  placing  of  the  Funds  on a recommended or preferred  list,  providing the Funds with "shelf space" and/or a higher  profile for the financial  advisor's  consultants,  sales  personnel and customers,  access to a financial  advisor's  sales personnel and other factors.
These  payments to financial  advisors are in addition to the  distribution  and service  fees and sales  charges  described  in the  Prospectus.  Olstein  makes revenue sharing payments from its own profits and resources.  Generally, Olstein pays such amounts when the selling  and/or  servicing fees required by financial advisors  exceed the amount of 12b-1 fees that may be available  from the Funds.
Any such  revenue  sharing  payments  will not change the net asset value or the price of a Fund's  shares.  To the  extent  permitted  by SEC and NASD rules and
other  applicable  laws  and  regulations,   Olstein  may  pay  or  allow  other
promotional incentives or payments to financial advisors.

     Revenue  sharing  payments may create a financial  incentive  for financial advisors and their sales  personnel  to  highlight,  feature or recommend  funds based,  at least in part,  on the  level  of  compensation  paid by such  fund's advisor or distributor.  If one mutual fund sponsor or distributor makes greater payments for  distribution  assistance  than sponsors or  distributors  of other mutual  funds,  a financial  advisor and its  salespersons  may have a financial incentive to favor sales of shares of the higher paying mutual fund complex over another or over other investment options. You should consult with your financial advisor  and  review  carefully  any  disclosures  they  provide  regarding  the potential  conflicts of interest associated with the compensation it receives in connection with investment products it recommends or sells to you.

                                  ADMINISTRATOR

     U.S.  Bancorp Fund  Services,  LLC, 615 East  Michigan  Street,  Milwaukee,
Wisconsin, 53202, provides certain administrative services to the Funds pursuant to a Fund  Administration  Services  Agreement.  Under  the Fund  Administration
Services Agreement, the administrator:

          o    coordinates  with  the  Custodian  and  monitors  the  custodial, transfer agency and accounting services provided to the Funds;

          o    coordinates with and monitors any other third parties  furnishing services to the Funds;

          o    provides the Funds with  necessary  office space,  telephones and
               other  communications   facilities  and  personnel  competent  to
               perform administrative and clerical functions;

          o    maintains  such books and records of the Funds as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties;

          o    prepares or supervises  the  preparation  by third parties of all federal,  state and local tax  returns  and  reports of the Funds required by applicable law;

          o    prepares and, after approval by the Funds, files and arranges for the  distribution  of proxy  materials  and  periodic  reports to shareholders of the Funds as required by applicable law;

          o    prepares and after approval by the Funds, arranges for the filing of such registration statements and other documents with the U.S.
               Securities and Exchange  Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law;

          o    reviews  and  submits  to the  officers  of the  Trust  for their approval  invoices  or other  requests  for payment of the Funds'
               expenses and  instructs  the Custodian to issue checks in payment thereof;

          o    assists the Funds in the preparation of documents and information needed for  meetings of the Board of Trustees  and  prepares  the minutes of Board meetings;

          o    monitors the Funds'  compliance with applicable  state securities laws;

          o    assists the Distributor with the preparation of quarterly reports to the  Board of  Trustees  relating  to the  distribution  plans adopted by the Funds pursuant to Rule 12b-1; and

          o    takes  such  other  action  with  respect  to the Funds as may be necessary  in the  opinion of the  Administrator  to perform  its duties under the agreement.

     The All Cap  Value  Fund  has paid the  following  fees for  administrative services over the past three fiscal periods(1):

[TO BE UPDATED IN RULE 485(b) FILING:]

----------------- ------------------ -----------------------
Fiscal year ended  Fiscal year ended   Fiscal period ended
  June 30, 2006      June 30, 2005      June 30, 2004(2)
----------------- ------------------ -----------------------
   $[_________]         $901,576            $707,584
----------------- ------------------ -----------------------

(1) The Strategic  Opportunities Fund had not yet commenced operations as of the date of this SAI.

(2) On April 29, 2004, the Board of Trustees approved changing the Fund's fiscal year end to June 30 from August 31. The amount shown reflects the amount of fees paid for the ten-month period from September 1, 2003 to June 30, 2004.

                       TRANSFER AGENT AND FUND ACCOUNTANT

     U.S. Bancorp Fund Services,  LLC also serves as transfer agent and dividend disbursing  agent for the Funds  under a  Shareholder  Servicing  Agreement.  As transfer and dividend  disbursing  agent,  U.S.  Bancorp Fund Services,  LLC has agreed to:

               o    issue and redeem shares of the Funds,

               o    make dividend and other distributions to shareholders of the
                    Funds,

               o    respond to  correspondence  by Fund  shareholders and others relating to its duties,

               o    maintain shareholder accounts, and

               o    make periodic reports to the Funds.

     In  addition,  the Trust has  entered  into an Amended  and  Restated  Fund
Accounting Servicing Agreement with U.S. Bancorp Fund Services,  LLC pursuant to which U.S.  Bancorp  Fund  Services,  LLC has agreed to maintain  the  financial accounts and records of the Funds and provide other  accounting  services to the
Funds.

                                    CUSTODIAN

     U.S. Bank,  N.A., [425 Walnut Street,  Cincinnati,  Ohio 45202],  serves as custodian of the Trust's  assets  pursuant to a Custodian  Servicing  Agreement.
Under the Custodian Servicing Agreement, U.S. Bank, N.A. has agreed to:

               o    maintain a separate account in the name of each Fund,

               o    make  receipts and  disbursements  of money on behalf of the
                    Funds,

               o    collect  and  receive  all  income  and other  payments  and
                    distributions   on   account   of  each   Fund's   portfolio
                    investments,

               o    respond  to  correspondence   from  shareholders,   security
                    brokers and others relating to its duties, and

               o    make  periodic  reports to the Funds  concerning  the Funds'
                    operations.

     U.S.  Bank,  N.A.,  does not exercise  any  supervisory  function  over the purchase and sale of securities.

ALLOCATION OF PORTFOLIO BROKERAGE

     The Funds' portfolio  securities  transactions  are placed by Olstein.  The objective  of  each  Fund is to  obtain  the  best  available  execution  in its portfolio transactions,  taking into account the costs, promptness of executions and other quantitative and qualitative considerations.  There is no pre-existing commitment  to place  orders with any broker,  dealer or member of an  exchange.
Olstein  evaluates a wide range of criteria in seeking the most favorable  price and market  for the  execution  of  transactions.  These  include  the  broker's
commission   rate,   execution   capability,    positioning   and   distribution
capabilities,  information (including research) in regard to the availability of securities,  trading  patterns,  statistical  or factual  information,  opinions pertaining  to  trading  strategy,  back  office  efficiency,  ability to handle difficult trades,  financial stability, and prior performance in serving Olstein and its clients.

     Olstein, when effecting purchases and sales of portfolio securities for the accounts  of the Funds,  will seek  execution  of trades  either (1) at the most favorable and competitive  rate of commission  charged by any broker,  dealer or member  of an  exchange,  or (2) at a  higher  rate of  commission  charges,  if reasonable, in relation to brokerage and research services provided to the Funds or Olstein by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following:

               o    information  as  to  the   availability  of  securities  for
                    purchase or sale,

               o    statistical or factual information, or

               o    opinions pertaining to investments.

     Olstein may use research and services provided to it by brokers and dealers in servicing  all or only some of its clients.  It is possible that not all such services  will be used by Olstein in connection  with a Fund.  The All Cap Value
Fund paid the following amounts in brokerage  commissions  during the past three fiscal periods(1):

[TO BE UPDATED IN RULE 485(b) FILING:]

----------------- ------------------ --------------------
Fiscal year ended  Fiscal year ended  Fiscal period ended
  June 30, 2006      June 30, 2005     June 30, 2004(2)
----------------- ------------------ --------------------
  $[_________]         $6,545,166         $4,457,978
----------------- ------------------ --------------------

(1) The Strategic  Opportunities Fund had not yet commenced operations as of the date of this SAI.

(2) On April 29, 2004, the Board of Trustees approved changing the All Cap Value
Fund's fiscal year end to June 30 from August 31. The numbers shown are based on the ten-month period from September 1, 2003 to June 30, 2004.

     Olstein, which is a member of the NASD and a broker-dealer registered under the  Securities  Exchange  Act of 1934,  and other Fund  affiliates,  may act as brokers to execute transactions for the Funds subject to procedures set forth in
Rule  17e-1  under  the  1940  Act  designed  to  ensure  the  fairness  of such transactions.  These procedures include making quarterly reports to the Board of
Trustees regarding such brokerage  transactions.  As a result, in order for such persons to effect any portfolio  transactions for the Funds on an exchange,  the commissions,  fees or other  remuneration  received must be reasonable  and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with  comparable  transactions  involving  similar  securities  being purchased  or sold on an  exchange  during a  comparable  period  of time.  This standard would allow Olstein or other affiliated brokers to receive no more than the  remuneration  which would be  expected  to be  received by an  unaffiliated broker in an arm's length transaction of a like size and nature.  When executing trades for the Funds,  affiliated  brokers may also receive liquidity rebates or similar payments for order flow.

     The following table shows the amounts of brokerage  commissions paid by the
All Cap Value Fund to affiliated  broker-dealers  during the three most recently completed  fiscal  periods.  The  table  also  indicates  the  identity  of such broker-dealers and the reasons for their affiliation,  as well as the percentage of the Fund's  total dollar  amount of  commission-based  transactions,  and the percentage of the Fund's total commissions paid, during the Fund's most recently completed fiscal year(1).

                                                    Percentage     Percentage
                                                     of Fund's    of Aggregate
                                                       Total         Dollar
                                                    Commissions    Amount for
                     Brokerage Commissions Paid     for Fiscal       Fiscal                  Reason for
Broker-Dealer         For Fiscal Period Ended:    Period Ended:  Period Ended:  Affiliated  Affiliation

                 6/30/06     6/30/05   6/30/04        6/30/06        6/30/06

Albert Fried    $[______]   $159,518  $204,941        [____]%        [___]%         Yes      Limited
& Company, LLC                                                                               Partner of
                                                                                             Investment
                                                                                             Manager(2)

Olstein         $[______]    $45,140   $53,400        [____]%        [___]%         Yes      Manager and
Capital                                                                                      Principal
Management,                                                                                  Underwriter
L.P.                                                                                         of Fund

________________________

(1) The Strategic  Opportunities Fund had not yet commenced operations as of the date of this SAI.

(2)As of April 1, 2006,  Albert  Fried & Company,  LLC,  was no longer a limited
partner  of  Olstein,   and  therefore,   no  longer  considered  an  affiliated
broker-dealer.

     Olstein may from time to time  provide  investment  management  services to individuals and other institutional clients,  including corporate pension plans, profit sharing and other employee benefit trusts,  and other  investment  pools.
There may be occasions on which other  investment  advisory  clients advised b y
Olstein may also invest in the same securities as the Funds.  When these clients buy or sell the same  securities  at  substantially  the same time,  Olstein may average  the  transactions  as to price and  allocate  the  amount of  available investments  in a manner  which it  believes  to be  equitable  to each  client, including the Funds. On the other hand, to the extent  permitted by law, Olstein may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients  managed by it in order to seek to obtain lower brokerage commissions, if any.

     Olstein is responsible for making the Funds' portfolio decisions subject to the limitations described in the Prospectus. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

                               SHARES OF THE TRUST

     The beneficial interest in the Trust is divided into an unlimited number of shares, with a par value of $0.001 per share. The Board of Trustees is empowered under the Trust's  Agreement and  Declaration of Trust to authorize the division of shares into separate series and the division of series into separate  classes of shares without shareholder  approval.  Pursuant to this authority,  the Board established and designated two series of shares,  The Olstein All Cap Value Fund
(formerly,   The  Olstein  Financial  Alert  Fund)  and  The  Olstein  Strategic
Opportunities  Fund series of shares,  and further divided each such series into
Class A and Class C shares.  The  Adviser  Class  shares of The  Olstein All Cap
Value Fund were redesignated Class A shares as of August __, 2006.

     When issued,  all shares will be fully paid and  nonassessable  and will be redeemable and freely transferable.  All shares have equal voting rights, except that shares of each Fund shall have sole voting  rights with  respect to matters that only affect holders of that series, and that shares of each Class of a Fund shall have sole  voting  rights  with  respect to matters  that only  affect the holders of that Class,  such as the right to vote on issues  associated with the
Rule 12b-1 Plan for the Class.  On matters  relating to the Trust but  affecting the Funds  differently,  separate  votes by the Funds or Classes  are  required.
Shares  can be issued  as full or  fractional  shares.  A  fractional  share has proportionally  the same  rights  and  privileges  as a full  share.  The shares possess no preemptive or conversion rights. Each share may be freely retained or disposed of according to the purchase and redemption requirements of the Funds.

     The assets of the Trust held with  respect to each series  shall be charged with the  liabilities  of the Trust with respect to that series.  All  expenses, costs,  charges  and  reserves  attributable  to the  series,  and  any  general liabilities  of the Trust  which are not readily  identifiable  as being held in respect of a series, shall be allocated and charged by the officers of the Trust to any  one or more  series  as the  Trustees  deem  fair  and  equitable.  Each allocation of liabilities  shall be binding on the shareholders of the series in absence of manifest  error.  Notwithstanding  the foregoing,  shares of separate classes of a particular series may be subject to differing allocations of income to reflect  different  expense  levels that affect the  individual  class.  Such varying  expenses can include  distribution or transfer agent expenses,  but not investment management fees.

     The Trustees have full discretion to determine which items shall be treated as income and which items as capital in dividend or distribution payments.

                               PURCHASE OF SHARES

     The shares of the Funds are continuously offered by the Distributor. Orders will not be considered  complete until a completed account  application form and proper payment is received by U.S.  Bancorp Fund  Services,  LLC and accepted by the Distributor. Once the completed account application and payment are received and accepted,  orders will be confirmed at the next  determined  net asset value for the  particular  Class  (based upon  valuation  procedures  described in the
Prospectus)  as of the  close of  business  of the  business  day on  which  the completed  order is received and accepted.  Completed  orders accepted by a Fund after the  close of the  business  day will  receive  the next net  asset  value calculated.  Presented  below is the  computation of the offering price for each class of  shares  of the All Cap  Value  Fund as of June  30,  2006,  using  the following  formula:  Total  Assets  -  Total  Liabilities/Outstanding  Shares  =
Offering Price (plus the applicable Sales Charge).(1)

[TO BE UPDATED IN RULE 485(b) FILING:]

Class A Shares:  $[_____] - $[_____] / [_____]  shares = $[____] per  share(plus the applicable Sales Charge)
Class C Shares: $[_____] - $[_____] / [_____] shares = $[____] per share

(1) The Strategic  Opportunities Fund had not yet commenced operations as of the date of this SAI.

--------------------------------------------------------------------------------
Purchases by Transferring Other Securities

If a Fund agrees,  you may be permitted to purchase Fund shares by  transferring securities to a Fund. The securities must:

o    meet the Fund's investment objectives and policies;

o    be acquired by the Fund for investment purposes;

o    be liquid  securities which are not restricted as to transfer either by law or liquidity of market;

o    have a value which is readily  ascertainable  (and not established  only by evaluation  procedures)  as evidenced  by a listing on the  American  Stock
     Exchange, the New York Stock Exchange, or NASDAQ; and

o    at the  discretion  of the Fund,  the value of the  security  (except  U.S.
     Government  securities)  being exchanged  together with other securities of the same  issuer  owned by the Fund may not  exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to a Fund will be valued according to the same procedures used to  determine  the  Fund's  net  asset  value.  All  dividends,  interests, subscription,  or other  rights  pertaining  to the  securities  will become the property  of the Fund and must be  delivered  to the Fund by the  investor  upon receipt  from  the  issuer.  An  investor  who is  permitted  to  transfer  such securities  will be required to recognize all gains or losses on such transfers, and pay taxes  thereon,  if applicable,  measured by the difference  between the fair market value of the securities and the investor's  basis in the securities.
--------------------------------------------------------------------------------

Additional Information Regarding Purchases through Letter of Intent

     To the  extent  that an  investor  purchases  less than the  dollar  amount indicated on the Letter of Intent within the 13-month  period,  the sales charge will be  adjusted  upward  for the  entire  amount  purchased  at the end of the
13-month  period.  This adjustment  will be made by redeeming  shares first from amounts  held in escrow,  and then from the  account if  necessary  to cover the additional  sales charge,  the proceeds of which will be paid to the  investor's investment professional and the Distributor,  as applicable,  in accordance with the Prospectus.

                          ANTI-MONEY LAUNDERING PROGRAM

     The Funds have established an Anti-Money Laundering Compliance Program (the
"AML Program") as required by the Uniting and Strengthening America by Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA
PATRIOT  Act").  In order to ensure  compliance  with this law,  the AML Program provides for the  development  of internal  practices,  procedures and controls, designation of anti-money  laundering  compliance officers,  an ongoing training program and an independent  audit function to determine the effectiveness of the
AML Program.

     Procedures  to implement the AML Program  include,  but are not limited to, delegating responsibilities to the Funds' service providers who sell and process purchases of Fund shares and these service providers, in turn, report suspicious
and/or  fraudulent   activity,   check  shareholder  names  against   designated
government lists, including Office of Foreign Asset Control ("OFAC"), and engage in a complete and  thorough  review of all new account  applications.  The Funds will not transact business with any person or entity opening a new account whose identity  cannot be adequately  verified under the provisions of the USA PATRIOT
Act.

                                   REDEMPTIONS

     Under normal circumstances investors may redeem shares at any time, subject to any applicable  CDSC.  Telephone  redemption  privileges are available,  upon written request,  for amounts up to $50,000.  The redemption price will be based upon the first  net  asset  value per  share  determined  after  receipt  of the redemption  request,  less the  amount  of any  applicable  CDSC,  provided  the redemption has been  submitted in the manner  described in the  Prospectus.  The redemption  price  may be more or less than your  cost,  depending  upon the net asset value per share at the time of redemption.

     Payment for shares  tendered  for  redemption  is  generally  made by check within  seven days after  tender in proper  form,  or earlier if required  under applicable  law.  However,  the Funds  reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days for the following reasons:

     (1) for any period during which the New York Stock Exchange (the "NYSE") is closed, or trading on the NYSE is restricted by the SEC,

     (2) for any period  during which an emergency  exists as  determined by the
SEC as a result  of  which  disposal  of  securities  owned by the  Funds is not reasonably  predictable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or

     (3)  for  such  other  periods  as the  SEC  may by  order  permit  for the protection of shareholders of a Fund.

     Pursuant to the Trust's  Agreement and  Declaration  of Trust,  payment for shares  redeemed  may be made either in cash or  in-kind,  or partly in cash and partly in-kind.  However,  the Funds have elected,  pursuant to Rule 18f-1 under the 1940 Act, to redeem their shares solely in cash up to the lesser of $250,000 or 1% of the  net  assets  of a  Fund,  during  any  90-day  period  for any one shareholder.  Payments  in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make  such a  practice  detrimental  to the  best  interests  of the  Fund.  Any portfolio  securities  paid or distributed  in-kind would be valued as described under "Pricing of Fund Shares" in the Prospectus.

     In the event that an in-kind  distribution is made, a shareholder may incur additional expenses,  such as the payment of brokerage commissions,  on the sale or other disposition of the securities received from the Fund.. In-kind payments need not constitute a cross-section  of a Fund's  portfolio.  When a shareholder has requested redemption of all or a part of the shareholder's  investment,  and when a Fund completes such redemption in-kind,  the Fund will not recognize gain or loss  for  federal  tax  purposes  on the  securities  used to  complete  the redemption.  However,  the shareholder  will recognize gain or loss equal to the difference  between the fair market  value of the  securities  received  and the shareholder's basis in the Fund shares redeemed.

     To  qualify  for a refund  of your  CDSC if you  repurchase  Class C shares within 45 days of a redemption, you must satisfy the following conditions:

     (1) The  amount  of the  repurchase  must be the same or  greater  than the amount that you redeemed; and

     (2) The  repurchase  of shares  must occur  within the same  account as the redemption.

     In  addition,  the  repurchase  of Fund  shares  will be  considered  a new purchase  and  will  begin a new  CDSC  holding  period  as of the  date of such repurchase.  You will receive the number of Class C shares equal in value to the amount of the CDSC charged to you upon redemption.

                                  DISTRIBUTIONS

     Distributions of Net Investment  Income. The Funds receive income generally in the form of dividends  and  interest on its  investments.  This income,  less expenses  incurred in the operation of a Fund,  constitutes  its net  investment income  from which  dividends  may be paid to you.  The Funds  calculate  income dividends and capital gain distributions the same way for each Class. The amount of any income  dividends  per share will differ,  however,  generally due to any differences in the  distribution and service (Rule 12b-1) fees applicable to the
Classes.  If you are a taxable  investor,  any distributions by a Fund from such income  (other  than  qualified  dividends)  will be taxable to you as  ordinary income, whether you take them in cash or in additional shares. Any undistributed net investment  income earned by a Fund generally will be distributed  once each year in order to reduce or eliminate federal excise or income taxes on the Fund.

     Distributions  of Capital Gain.  The Funds may derive capital gain and loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from  long-term  capital gain  realized by a Fund will be taxable to you as long-term capital gain,  regardless of how long you have held your shares in the
Fund.  Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Investments  on  Distributions.  The Funds may invest in foreign  securities  and may be subject to foreign  withholding  taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you.

     Information  on the Tax Character of  Distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will  advise you of the tax status for federal  income tax  purposes of such distributions  shortly  after the close of each  calendar  year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary  income,  qualified  dividends or capital  gain, a percentage of income that is not equal to the actual  amount of such income  earned during the period of your investment in the Fund. Taxable  distributions  declared by the Funds in
December  but  paid  in  January  are  taxable  to you as if they  were  paid in
December.

                                    TAXATION

     Election  to be Taxed as a  Regulated  Investment  Company.  The Funds have elected to be treated as regulated  investment  companies under  Subchapter M of the Code, has qualified as such for their most recent fiscal year, and intend to so qualify  during the current fiscal year. As regulated  investment  companies, the Funds  generally  pay no  federal  income  tax on the  income  and gain they
distribute   to  you.  The  Board   reserves  the  right  not  to  maintain  the
qualification  of the Funds as regulated  investment  companies if it determines such course of action to be  beneficial  to  shareholders.  In such case, a Fund will be subject to federal,  and possibly state,  corporate taxes on its taxable income and gains,  and  distributions to you will be taxed as dividend income to the extent of the Fund's available earnings and profits.

     Excise  Tax  Distribution  Requirements.  The Code  requires  each  Fund to distribute  at least  98% of its  taxable  ordinary  income  earned  during  the calendar  year and 98% of its capital gain net income  earned  during the twelve month period ending  October 31 (in addition to  undistributed  amounts from the prior year) to you by December 31 of each year in order to avoid federal  excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in  January  that are  treated  by you as  received  in  December)  but does not guarantee and can give no assurances that its  distributions  will be sufficient to eliminate all such taxes.

     Redemption of Fund Shares.  Redemptions (including redemptions in kind) are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  the Internal  Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize  will be capital  gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term capital gain distributed to you by a
Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in that Fund (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     U.S. Government  Obligations.  The income earned on certain U.S. Government securities  is  exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest  earned  on  these  securities,  subject  in  some  states  to  minimum investment or reporting  requirements  that must be met by each Fund. The income on Fund  investments  in  certain  securities,  such as  repurchase  agreements,
commercial  paper  and  federal  agency-backed   obligations  (e.g.,  Government
National Mortgage  Association  (GNMA) or Federal National Mortgage  Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Qualified dividend income for individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available for dividends  paid by the Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and an investor must meet certain  holding period  requirements to qualify Fund dividends for this treatment.  Specifically,  the Fund must hold the stock for at least 61 days  during  the  121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day  period  beginning 60 days before the Fund distribution  goes ex-dividend.  The ex-dividend date is the first date following the  declaration  of a dividend on which the purchaser of stock is not entitled to receive the dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     Although the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you  will not be  allowed  to  offset  your  long-term  capital  losses  against qualified  dividend  income on your  federal  income tax return.  Any  qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment  income in  determining  your allowable  investment  interest expense.  For other  limitations  on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax adviser.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  If 95% or more of the Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction for Corporations.  Distributions  from a Fund will  generally  qualify in part for the 70%  dividends-received  deduction  for corporations. The portion of the dividends so qualified depends on the aggregate taxable  qualifying  dividend  income  received by the Fund from domestic (U.S.)
sources.  The Fund will send to  shareholders  statements each year advising the amount of the dividend income that qualifies for such treatment.  All dividends, including  those that  qualify  for the  dividends-received  deduction,  must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities.  Such investments may be subject to numerous special and complicated tax rules.  These rules could affect  whether  gains and losses  recognized by a
Fund are  treated as  ordinary  income or capital  gain  and/or  accelerate  the recognition  of income  to the Fund or defer the  Fund's  ability  to  recognize losses.  In turn, these rules may affect the amount,  timing or character of the income distributed to you by the Fund.

     Non-U.S.  Investors.  Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

     The United States imposes a flat 30% withholding tax (or lower treaty rate)
on U.S. source  dividends.  Capital gain dividends paid by a Fund from long-term capital gains are generally exempt from withholding.  The American Jobs Creation
Act of 2004 also exempts from withholding dividends paid by a Fund from interest income and short-term capital gains to the extent such income would be exempt if earned directly by the non-U.S.  shareholder.  Thus, capital gain dividends paid by a Fund from either  long-term or  short-term  capital  gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S.
withholding  tax unless the gain is effectively  connected with the conduct of a trade or business in the United States or you are a nonresident alien individual present in the United  States  for a period or periods  aggregating  183 days or more during the taxable year.

     Similarly,  interest-related  dividends  paid  by  a  Fund  from  qualified interest income are not subject to U.S.  withholding  tax.  "Qualified  interest income" includes, in general, (1) bank deposit interest, (2) short-term original discount,  (3) interest (including original issue discount,  market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund
is  a  10-percent   shareholder   or  is  contingent   interest,   and  (4)  any
interest-related dividend from another regulated investment company.

     The exemption from  withholding  for short-term  capital gain dividends and interest-related  dividends  paid by a Fund is effective for dividends paid with respect to taxable  years of the Fund  beginning  after  December  31,  2004 and before January 1, 2008.

     The American Jobs  Creation Act of 2004 also  provides a partial  exemption from U.S  estate  tax for  stock in a Fund held by the  estate of a  nonresident decedent.  The  amount  treated as exempt is based  upon the  proportion  of the assets  held by the Fund at the end of the  quarter  immediately  preceding  the decedent's  death that are debt  obligations,  deposits,  or other property that would  generally  be  treated as  situated  outside  the  United  States if held directly by the estate. This provision applies to decedents dying after December
31, 2004 and before January 1, 2008.

     Special U.S. tax certification requirements apply to non-U.S.  shareholders both to avoid U.S. back- up  withholding  imposed at a rate of 28% and to obtain the  benefits  of any treaty  between  the United  States and the  shareholder's country of residence. In general, a non-U.S. shareholder must provide a Form W-8
BEN (or other  applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced  rate of, or  exemption  from,  withholding  as a resident  of a country  with which the United  States has an income tax  treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period  beginning  on the date  signed and ending on the last day of the third succeeding  calendar year unless an earlier  change of  circumstances  makes the information on the form incorrect.

You should consult your tax adviser about the federal,  state,  local or foreign tax consequences of an investment in the Funds.

                               GENERAL INFORMATION

Independent Registered Public Accounting Firm

     The Trust's  independent  registered  public accounting firm, Ernst & Young
LLP, 233 South Wacker Drive, Chicago,  Illinois 60606, audits and reports on the
Funds' annual financial  statements,  reviews certain regulatory reports and the
Funds' federal income tax returns,  and performs other professional  accounting, auditing,  tax  and  advisory  services  when  engaged  to do so by  the  Funds.
Shareholders  will receive annual audited  financial  statements and semi-annual unaudited financial statements.

Code of Ethics

     The Trust and  Olstein,  in its role as the Funds'  investment  manager and distributor,  have  adopted a Code of Ethics for certain  access  persons of the
Trust and  Olstein,  which  includes  the  Trustees  and  certain  officers  and employees  of the Trust and  Olstein.  The Code of Ethics is  designed to ensure that Fund insiders act in the interest of the Funds and their  shareholders with respect to any personal trading of securities.  Under the Code of Ethics, access persons are prohibited  from  knowingly  buying or selling  securities  that are being purchased,  sold or considered for purchase or sale by the Funds. The Code of Ethics contains even more stringent investment  restrictions and prohibitions for insiders who  participate in the Fund's  investment  decisions.  The Code of
Ethics also contains  certain  reporting  requirements  and  securities  trading clearance procedures.

Proxy Voting Policies

     The Board of Trustees of the Trust,  on behalf of the Funds,  has delegated all proxy voting  responsibilities  related to the portfolio  securities held by the Funds to Olstein.  Olstein has adopted proxy voting  policies and procedures and  understands its obligation to ensure that the proxies are voted in the best interests of its clients.

     Olstein  has  entered  into an  agreement  with  Institutional  Shareholder
Services,  Inc. ("ISS"),  a Delaware  corporation,  in order to vote proxies for which Olstein is responsible. Pursuant to this agreement, an ISS account manager will exercise his or her authority and  responsibility  to execute proxy ballots on behalf of Olstein  and the Funds.  ISS will vote such  proxies in  accordance with ISS's proprietary  research and its proxy voting guidelines which have been adopted by Olstein.  Notwithstanding the contractual  delegation to ISS, Olstein will continue to monitor the proxy  voting.  If Olstein  disagrees  with a proxy voting recommendation made by ISS, Olstein maintains the right to override ISS's
recommendation   and   instruct  ISS  to  vote  the  proxy  based  on  Olstein's
determination.

     Olstein does not  anticipate  conflicts  of interest  with respect to proxy voting.  In addition,  Olstein  anticipates  that it will  generally  follow the recommendations  of ISS,  thus  further  reducing  the  likelihood  of potential conflicts of interest.  If Olstein elects to override a recommendation from ISS,
Olstein will determine  whether such override  presents a potential  conflict of interest.  If Olstein  determines  that a conflict of interest is present,  then
Olstein will: (i) vote the proxy in accordance with the ISS recommendation; (ii)
follow its internal  procedures for resolving  proxy  conflicts of interest;  or
(iii) engage an independent  third party to perform the proxy analysis and issue a  recommendation  on how to vote. In accordance  with its  procedures,  Olstein will:  (i) prepare a conflict of interest memo  detailing  the potential  issues and/or  conflicts  of interest;  (ii)  assemble  the entire  research  staff and management  to review  the memo and make a voting  recommendation;  (iii) make a decision on how to vote the proxy based on all available  information and in the best interest of the advisory client;  and (iv) maintain  written  documentation detailing the proxy voting decision with respect to each proxy for which Olstein determines there is a potential conflict of interest.  In addition,  Olstein may elect to disclose  the  potential  conflict  of interest to the Funds.  Once the decision  is made,  ISS will vote the proxy  via the ISS Votex  System  based on
Olstein's or the independent third party's decision.

     Olstein will report to the Board of Trustees of the Trust, on not less than an annual  basis.  Olstein will inform the Trustees  regarding  any conflicts of interest that arise from proxy votes and how such conflicts  were resolved.  See
Appendix A to this SAI for a summary of ISS's voting policies.

     Olstein's  proxy voting record for the Funds for annual periods ending June
30 each year will be  available  to  shareholders.  The proxy  voting  record is available,  without charge, upon request by calling,  toll-free,  1-800-799-2113 and  on the  SEC  website  at  http://www.sec.gov.  Olstein  will  deliver  this information  via first  class mail (or other means  designed  to ensure  equally prompt delivery) within three business days of receiving the request.

                              FINANCIAL STATEMENTS

     [TO BE  UPDATED  IN  RULE  485(B)  FILING.  The  financial  statements  and financial  highlights of the All Cap Value Fund for the fiscal period ended June
30,  200[6],  which appear in the Fund's Annual Report to  Shareholders  and the report thereon by Ernst & Young LLP, the Fund's  independent  registered  public accounting firm, also appearing therein, [and the unaudited financial statements and financial  highlights of the Fund for the  six-months  ending  [December 31,
2005],  which  appear  in  the  All  Cap  Value  Fund's  Semi-Annual  report  to
Shareholders],  are  incorporated  by  reference  into this SAI.  The Annual and
Semi-Annual  Reports may be obtained,  without charge, by writing or calling the
Funds'  Distributor  at the  address or number  listed on the cover page of this
SAI.]

     There  is  no  financial  statement   information  for  the  new  Strategic
Opportunities Fund, since the Fund has not yet commenced  investment  operations as of the date of this SAI.

                                                                     APPENDIX A

1.   Operational Items

Adjourn Meeting
Generally  vote AGAINST  proposals to provide  management  with the authority to adjourn an annual or special  meeting absent  compelling  reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST  proposals to reduce quorum  requirements for shareholder  meetings below a majority of the shares  outstanding  unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping  nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR  management  proposals to change the  date/time/location  of the annual meeting unless the proposed  change is  unreasonable.  Vote AGAINST  shareholder proposals  to change the  date/time/location  of the annual  meeting  unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:
     o    An  auditor  has a  financial  interest  in or  association  with  the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o    There is reason to believe that the  independent  auditor has rendered an opinion which is neither  accurate nor  indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their  auditors  from  engaging  in  non-audit  services.  Vote FOR  shareholder proposals asking for audit firm rotation, unless the rotation period is so short
(less than five years) that it would be unduly burdensome to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2.   Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board  meetings,  corporate  governance  provisions  and  takeover  activity, long-term company performance relative to a market index,  directors' investment in the  company,  whether  the  chairman is also  serving as CEO,  and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

     o    Attend  less  than 75  percent  of the board  and  committee  meetings without a valid excuse
     o    Implement or renew a dead-hand or modified dead-hand poison pill
     o    Ignore a  shareholder  proposal  that is approved by a majority of the shares outstanding
     o    Ignore a  shareholder  proposal  that is approved by a majority of the votes cast for two consecutive years
     o    Failed  to  act  on  takeover   offers   where  the  majority  of  the
          shareholders tendered their shares
     o    Are inside  directors or  affiliated  outsiders  and sit on the audit, compensation, or nominating committees
     o    Are inside directors or affiliated outsiders and the full board serves as the audit,  compensation,  or  nominating  committee or the company does not have one of these committees
     o    Are audit committee members and the non-audit fees paid to the auditor are excessive.

                                      A-1

In addition,  directors who enacted egregious  corporate  governance policies or failed to replace  management as appropriate would be subject to recommendations to withhold votes.

Age Limits
Vote  AGAINST  shareholder  proposals to impose a mandatory  retirement  age for outside directors.

Board Size
Vote FOR  proposals  seeking to fix the board size or  designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
Vote  AGAINST  proposals  to classify  the board.  Vote FOR  proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection
Proposals  on director  and officer  indemnification  and  liability  protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely  directors' and officers' liability
for   monetary   damages  for   violating   the  duty  of  care.   Vote  AGAINST
indemnification  proposals that would expand coverage beyond just legal expenses to acts,  such as  negligence,  that are more  serious  violations  of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded  coverage in cases when a  director's  or officer's  legal  defense was unsuccessful if both of the following apply:
     o    The director was found to have acted in good  (phi)(alpha)(tau) and in a manner that he reasonably  believed was in the best interests of the company, and
     o    Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director  qualifications.
Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote  AGAINST  proposals  that provide  that  directors  may be removed only for cause.  Vote FOR proposals to restore  shareholder  ability to remove  directors with or without cause.  Vote AGAINST proposals that provide that only continuing directors may elect  replacements  to fill board  vacancies.  Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder  proposals requiring that the positions of chairman and CEO be held  separately.  Because some companies have governance structures  in place that  counterbalance  a combined  position,  the  following factors  should be taken  into  account  in  determining  whether  the  proposal warrants support:

     o    Designated  lead director  appointed from the ranks of the independent board members with clearly delineated duties

     o    Majority of independent directors on board

     o    All-independent key committees

     o    Committee chairpersons nominated by the independent directors

                                      A-2

     o    CEO performance reviewed annually by a committee of outside directors

     o    Established governance guidelines

     o    Company performance.

Majority of Independent Directors/Establishment of Committees
Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's  definition of  independence.  Vote FOR shareholder  proposals asking that board audit, compensation,  and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements
Generally  vote AGAINST  shareholder  proposals that mandate a minimum amount of stock that  directors must own in order to qualify as a director or to remain on the board.  While ISS  favors  stock  ownership  on the part of  directors,  the company should determine the appropriate ownership requirement.

Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3.   Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the following factors:
     o    Long-term financial  performance of the target company relative to its industry; management's track record
     o    Background to the proxy contest
     o    Qualifications of director nominees (both slates)
     o    Evaluation of what each side is offering  shareholders  as well as the likelihood  that the  proposed  objectives  and goals can be met;  and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting  to  reimburse  proxy  solicitation  expenses  should  be  analyzed  on a
CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election,  as long as the proposal  includes a provision  for proxy  contests as follows: In the case of a contested election,  management should be permitted to request that the dissident group honor its  confidential  voting policy.  If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

                                      A-3

4.   Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the  meeting  date as  reasonably  possible  and within the  broadest  window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals  giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill.  Review on a CASE-BY-CASE  basis  management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action  by  written  consent.  Vote  FOR  proposals  to  allow  or  make  easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special  meetings.  Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST  proposals to require a  supermajority  shareholder  vote. Vote FOR proposals to lower supermajority vote requirements.

5.   Mergers and Corporate Restructurings

Appraisal Rights
Vote  FOR  proposals  to  restore,  or  provide  shareholders  with,  rights  of appraisal.

Asset Purchases
Vote  CASE-BY-CASE  on  asset  purchase  proposals,  considering  the  following factors:
     o    Purchase price
     o    Fairness opinion
     o    Financial and strategic benefits
     o    How the deal was negotiated
     o    Conflicts of interest
     o    Other alternatives for the business
     o    Noncompletion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE  basis,  considering the following factors:
     o    Impact on the balance sheet/working capital
     o    Potential elimination of diseconomies
     o    Anticipated financial and operating benefits
     o    Anticipated use of funds
     o    Value received for the asset
     o    Fairness opinion
     o    How the deal was negotiated
     o    Conflicts of interest.

                                      A-4

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.  In the case of items that are  conditioned  upon each other,  examine the  benefits and costs  of the  packaged  items.  In  instances  when  the  joint  effect  of the conditioned  items is not in  shareholders'  best  interests,  vote  against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals  regarding  conversion  of  securities  are  determined  on a
CASE-BY-CASE  basis.  When evaluating these proposals the investor should review the dilution to existing  shareholders,  the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.  Vote FOR the  conversion  if it is expected  that the company will be subject to onerous  penalties  or will be forced to file for  bankruptcy  if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse
Leveraged Buyouts/Wrap Plans
Votes on  proposals  to increase  common  and/or  preferred  shares and to issue shares as part of a debt  restructuring  plan are  determined on a  CASE-BY-CASE basis, taking into consideration the following:
     o    Dilution to existing shareholders' position
     o    Terms of the offer
     o    Financial issues
     o    Management's efforts to pursue other alternatives
     o    Control issues
     o    Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on  proposals  regarding  the  formation  of a holding  company  should be determined on a CASE-BY-CASE basis, taking into consideration the following:
     o    The reasons for the change
     o    Any financial or tax benefits
     o    Regulatory benefits
     o    Increases in capital structure
     o    Changes to the articles of incorporation or bylaws of the company.

Absent compelling  financial reasons to recommend the transaction,  vote AGAINST the formation of a holding  company if the  transaction  would include either of the following:
     o    Increases  in common  or  preferred  stock in excess of the  allowable maximum as calculated by the ISS Capital Structure model
     o    Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following:  offer price/premium,  fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers  considered,  and noncompletion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures,  taking into account the following:  percentage of  assets/business  contributed,  percentage  ownership, financial and strategic benefits,  governance structure,  conflicts of interest, other alternatives, and noncompletion risk.

Liquidations
Votes on  liquidations  should be made on a CASE-BY-CASE  basis after  reviewing management's  efforts to pursue other  alternatives,  appraisal value of assets, and the compensation plan for executives managing the liquidation.  Vote FOR the liquidation  if the  company  will file for  bankruptcy  if the  proposal is not approved.

                                      A-5

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Votes on mergers and acquisitions  should be considered on a CASE-BY-CASE basis, determining  whether  the  transaction  enhances  shareholder  value  by  giving consideration to the following:
     o    Prospects of the combined company, anticipated financial and operating benefits
     o    Offer price
     o    Fairness opinion
     o    How the deal was negotiated
     o    Changes in corporate governance
     o    Change in the capital structure
     o    Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on  proposals  regarding  private  placements  should be  determined  on a
CASE-BY-CASE  basis. When evaluating these proposals the investor should review:
dilution  to  existing  shareholders'  position,  terms of the offer,  financial issues,  management's efforts to pursue other alternatives,  control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs
Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
     o    Tax and regulatory advantages
     o    Planned use of the sale proceeds
     o    Valuation of spinoff
     o    Fairness opinion
     o    Benefits to the parent company
     o    Conflicts of interest
     o    Managerial incentives
     o    Corporate governance changes
     o    Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial  advisor to explore  strategic  alternatives,  selling the
company  or   liquidating   the  company  and   distributing   the  proceeds  to
shareholders.  These  proposals  should  be  evaluated  based  on the  following factors:  prolonged  poor  performance  with no  turnaround  in sight,  signs of entrenched  board and management,  strategic plan in place for improving  value, likelihood of receiving  reasonable value in a sale or dissolution,  and whether company is actively  exploring  its  strategic  options,  including  retaining a financial advisor.

                                      A-5

6.   State of Incorporation

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would  enable the  completion  of a takeover  that  would be  detrimental  to shareholders.  Vote AGAINST  proposals  to amend the charter to include  control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions
Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote  proposals  to  adopt  fair  price  provisions  on  a  CASE-BY-CASE  basis,
evaluating   factors  such  as  the  vote   required  to  approve  the  proposed
acquisition,  the vote  required  to repeal  the fair price  provision,  and the mechanism for  determining  the fair price.  Generally,  vote AGAINST fair price provisions  with  shareholder  vote  requirements  greater  than a  majority  of disinterested shares.

Freezeout Provisions
Vote FOR proposals to opt out of state freezeout provisions.

Greenmail
Vote FOR  proposals  to adopt  antigreenmail  charter  of  bylaw  amendments  or otherwise restrict a company's ability to make greenmail  payments.  Review on a
CASE-BY-CASE  basis  antigreenmail  proposals  when they are bundled  with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

Stakeholder Provisions
Vote  AGAINST   proposals   that  ask  the  board  to  consider   nonshareholder
constituencies  or other  nonfinancial  effects  when  evaluating  a  merger  or business combination.

State Anti-takeover Statutes
Review on a  CASE-BY-CASE  basis  proposals  to opt in or out of state  takeover statutes (including control share acquisition  statutes,  control share cash-out statutes, freezeout provisions, fair price provisions,  stakeholder laws, poison pill endorsements,  severance pay and labor contract  provisions,  antigreenmail provisions, and disgorgement provisions).

7.   Capital Structure

Adjustments to par value of common stock
Vote for management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS. Vote AGAINST proposals at companies with dual-class  capital  structures to increase the number of authorized shares of the class of stock that has superior voting  rights.

                                      A-7

Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:
     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders
     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST  proposals that increase  authorized  common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a  CASE-BY-CASE  basis  shareholder  proposals  that  seek  preemptive rights.  In evaluating  proposals on preemptive  rights,  consider the size of a company,  the  characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote  AGAINST  proposals  authorizing  the  creation of new classes of preferred stock with unspecified  voting,  conversion,  dividend  distribution,  and other rights ("blank check" preferred stock).
Vote FOR proposals to create  "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other  rights  of such  stock  and  the  terms  of the  preferred  stock  appear reasonable.  Vote  AGAINST  proposals  to  increase  the  number of blank  check preferred  stock  authorized  for  issuance  when no shares  have been issued or reserved for a specific purpose.  Vote CASE-BY-CASE on proposals to increase the number of blank check  preferred  shares after analyzing the number of preferred shares  available for issue given a company's  industry and performance in terms of shareholder returns.

Recapitalization
Votes  CASE-BY-CASE  on  recapitalizations  (reclassifications  of  securities), taking into account the following:  more simplified capital structure,  enhanced liquidity,  fairness of conversion terms,  impact on voting power and dividends, reasons for the reclassification,  conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of  authorized  shares  will be  proportionately  reduced.  Vote FOR  management proposals  to  implement  a reverse  stock  split to avoid  delisting.  Votes on proposals to implement a reverse stock split that do not proportionately  reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management  proposals to increase the common share  authorization for a stock split or share dividend,  provided that the increase in authorized  shares would not result in an  excessive  number of shares  available  for  issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE  basis, weighing the strategic value of the transaction against such factors as: adverse governance  changes,  excessive  increases in authorized  capital stock,  unfair
method  of  distribution,   diminution  of  voting  rights,  adverse  conversion
features,  negative impact on stock option plans, and other alternatives such as spinoff.

                                      A-8

8.   Executive and Director Compensation

Votes with respect to compensation  plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of  shareholder  wealth  (the dollar cost of pay plans to  shareholders instead  of  simply  focusing  on voting  power  dilution).  Using the  expanded compensation  data disclosed  under the SEC's rules,  ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered  long with dilution to voting power.  Once ISS determines the  estimated  cost of the plan, we compare it to a  company-specific  dilution cap.

Our model  determines a  company-specific  allowable pool of shareholder  wealth that may be transferred from the company to executives, adjusted for:
     o    Long-term corporate  performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
     o    Cash compensation, and
     o    Categorization of the company as emerging, growth, or mature.
These  adjustments  are pegged to market  capitalization.  ISS will  continue to examine  other  features of proposed pay plans such as  administration,  payment terms, plan duration,  and whether the  administering  committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation
Votes on  compensation  plans for  directors are  determined  on a  CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which  provide  participants  with the option of taking all or a portion  of their cash  compensation  in the form of stock are  determined  on a
CASE-BY-CASE  basis. Vote FOR plans which provide a  dollar-for-dollar  cash for stock exchange.  Votes for plans which do not provide a  dollar-for-dollar  cash for  stock  exchange  should  be  determined  on a  CASE-BY-CASE  basis  using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST  retirement plans for nonemployee  directors.  Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation.

Employee Stock Purchase Plans
Votes on employee  stock  purchase  plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
     o    Purchase price is less than 85 percent of fair market value, or
     o    Offering period is greater than 27 months, or

                                      A-9

     o    VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation
Proposals)
Vote FOR proposals that simply amend shareholder-approved  compensation plans to include  administrative  features  or place a cap on the  annual  grants any one participant  may receive to comply with the provisions of Section  162(m).  Vote
FOR proposals to add performance goals to existing  compensation plans to comply with the  provisions of Section  162(m)  unless they are clearly  inappropriate.
Votes to amend  existing  plans to increase  shares  reserved and to qualify for favorable  tax  treatment  under the  provisions  of  Section  162(m)  should be considered  on a  CASE-BY-CASE  basis using a  proprietary,  quantitative  model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting  compensation  from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR  proposals  to  implement  an ESOP or  increase  authorized  shares for existing ESOPs,  unless the number of shares  allocated to the ESOP is excessive
(more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally,  vote FOR  shareholder  proposals  seeking  additional  disclosure of executive and director pay  information,  provided the information  requested is relevant to  shareholders'  needs,  would not put the  company at a  competitive disadvantage  relative  to its  industry,  and is not unduly  burdensome  to the company.  Vote AGAINST  shareholder  proposals seeking to set absolute levels on compensation  or  otherwise  dictate  the amount or form of  compensation.  Vote
AGAINST  shareholder  proposals  requiring  director fees be paid in stock only.
Vote FOR shareholder  proposals to put option  repricings to a shareholder vote.
Vote on a  CASE-BY-CASE  basis for all  other  shareholder  proposals  regarding executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally  vote FOR  shareholder  proposals  asking the company to expense stock options,  unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Vote   CASE-BY-CASE   on   shareholder   proposals   advocating   the   use   of
performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

     o    Whether the proposal mandates that all awards be performance-based
     o    Whether  the  proposal  extends  beyond  executive  awards to those of lower-ranking employees
     o    Whether the company's  stock-based  compensation  plans meet ISS's SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes
Vote FOR shareholder  proposals to require golden and tin parachutes  (executive severance agreements) to be submitted for shareholder  ratification,  unless the proposal  requires  shareholder  approval  prior  to  entering  into  employment contracts.
Vote on a  CASE-BY-CASE  basis on  proposals  to ratify or cancel  golden or tin parachutes. An acceptable parachute should include the following:
     o    The parachute  should be less  attractive  than an ongoing  employment opportunity with the firm
     o    The triggering mechanism should be beyond the control of management
     o    The amount  should not exceed three times base salary plus  guaranteed benefits

9.   Social and Environmental Issues

                                      A-10

Animal Rights
Vote  CASE-BY-CASE  on  proposals  to phase out the use of  animals  in  product testing, taking into account:

     o    The  nature of the  product  and the  degree  that  animal  testing is necessary or federally mandated (such as medical products),
     o    The  availability and feasibility of alternatives to animal testing to ensure product safety, and
     o    The degree that competitors are using animal-free testing.

Generally  vote FOR proposals  seeking a report on the company's  animal welfare standards unless:
     o    The company has already  published a set of animal  welfare  standards and monitors compliance
     o    The company's standards are comparable to or better than those of peer firms, and
     o    There are no serious controversies surrounding the company's treatment of animals

Drug Pricing
Vote  CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

     o    Whether the proposal focuses on a specific drug and region
     o    Whether the  economic  benefits of providing  subsidized  drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower
          R&D spending, and harm to competitiveness
     o    The extent that  reduced  prices can be offset  through the  company's marketing budget without affecting R&D spending
     o    Whether the company already limits price increases of its products
     o    Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
     o    The extent that peer companies implement price restraints

Genetically Modified Foods
Vote case-by-case on proposals to label  genetically  modified (GMO) ingredients voluntarily  in the company's  products,  or  alternatively  to provide  interim labeling and eventually eliminate GMOs, taking into account:

     o    The costs and feasibility of labeling and/or phasing out
     o    The nature of the company's business and the proportion of it affected by the proposal
     o    The  proportion  of company  sales in markets  requiring  labeling  or
          GMO-free products
     o    The extent that peer companies label or have eliminated GMOs
     o    Competitive  benefits,  such as expected  increases in consumer demand for the company's products
     o    The  risks  of  misleading   consumers  without  federally   mandated,
          standardized labeling
     o    Alternatives to labeling employed by the company.

Vote FOR proposals  asking for a report on the feasibility of labeling  products containing  GMOs. Vote AGAINST  proposals to completely  phase out GMOs from the company's  products.  Such  resolutions  presuppose that there are proven health risks to GMOs--an  issue better left to federal  regulators--which  outweigh the economic benefits derived from biotechnology.

Vote  case-by-case  on reports  outlining the steps  necessary to eliminate GMOs from the company's products, taking into account:

     o    The relevance of the proposal in terms of the  company's  business and the proportion of it affected by the resolution
     o    The extent that peer companies have eliminated GMOs
     o    The extent that the report would clarify  whether it is viable for the company to eliminate GMOs from its products

                                      A-11

     o    Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs
     o    The  percentage  of revenue  derived  from  international  operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental  effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United  States.  Studies  of this sort are better  undertaken  by regulators and the scientific  community.  If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns
Generally  vote AGAINST  requests for reports on a company's  policies  aimed at curtailing  gun violence in the United  States  unless the report is confined to product  safety  information.  Criminal  misuse of  firearms  is beyond  company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote  CASE-BY  CASE on requests  for  reports on the  company's  procedures  for preventing  predatory lending,  including the establishment of a board committee for oversight, taking into account:

     o    Whether the company has  adequately  disclosed  mechanisms in place to prevent abusive lending practices
     o    Whether the company has  adequately  disclosed the financial  risks of its subprime business
     o    Whether the company has been subject to  violations of lending laws or serious lending controversies
     o    Peer companies' policies to prevent abusive lending practices.

Tobacco
Most  tobacco-related  proposals  should be evaluated on a  CASE-BY-CASE  basis, taking into account the following factors:

Second-hand smoke:
     o    Whether the company complies with all local ordinances and regulations
     o    The degree that  voluntary  restrictions  beyond those mandated by law might hurt the company's competitiveness
     o    The risk of any health-related liabilities.

Advertising to youth:
     o    Whether the company  complies with federal,  state,  and local laws on the marketing of tobacco or if it has been fined for violations
     o    Whether  the  company  has  gone  as  far  as  peers  in   restricting
          advertising
     o    Whether  the company  entered  into the Master  Settlement  Agreement, which restricts marketing of tobacco to youth
     o    Whether restrictions on marketing to youth extend to foreign countries

Cease  production  of  tobacco-related  products  or avoid  selling  products to tobacco companies:
     o    The percentage of the company's business affected
     o    The economic  loss of  eliminating  the business  versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:
     o    The percentage of the company's business affected
     o    The feasibility of a spinoff
     o    Potential  future   liabilities   related  to  the  company's  tobacco
          business.

Stronger product warnings:
Vote AGAINST  proposals  seeking stronger product  warnings.  Such decisions are better left to public health authorities.

                                      A-12

Investment in tobacco stocks:
Vote  AGAINST  proposals  prohibiting  investment  in  tobacco  equities.   Such
decisions are better left to portfolio managers.

Arctic National Wildlife Refuge
Vote  CASE-BY-CASE  on reports  outlining  potential  environmental  damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

     o    Whether there are available environmental impact reports;
     o    Whether the company has a poor  environmental  track  record,  such as violations of federal and state regulations or accidental spills; and
     o    The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote  CASE-BY-CASE  on  proposals  to adopt the CERES  Principles,  taking  into account:

     o    The   company's   current   environmental   disclosure   beyond  legal
          requirements,  including  environmental health and safety (EHS) audits and reports that may duplicate CERES
     o    The company's environmental  performance record,  including violations of  federal  and  state  regulations,  level of toxic  emissions,  and accidental spills
     o    Environmentally  conscious  practices  of  peer  companies,  including endorsement of CERES
     o    Costs of membership and implementation.

Environmental Reports
Generally vote FOR requests for reports  disclosing the company's  environmental policies unless it already has well-documented  environmental management systems that are available to the public.

Global Warming
Generally  vote FOR reports on the level of greenhouse  gas  emissions  from the company's  operations  and  products,  unless the report is  duplicative  of the company's current  environmental  disclosure and reporting or is not integral to the company's line of business.  However,  additional reporting may be warranted if:
     o    The company's level of disclosure lags that of its competitors, or
     o    The company has a poor environmental  track record, such as violations of federal and state regulations.

Recycling
Vote  CASE-BY-CASE  on proposals to adopt a  comprehensive  recycling  strategy, taking into account:

     o    The nature of the company's business and the percentage affected
     o    The extent that peer companies are recycling
     o    The timetable prescribed by the proposal
     o    The costs and methods of implementation
     o    Whether the company has a poor  environmental  track  record,  such as violations of federal and state regulations.

Renewable Energy
Vote  CASE-BY-CASE on proposals to invest in renewable  energy  sources,  taking into account:

     o    The nature of the company's business and the percentage affected
     o    The extent that peer  companies  are  switching  from fossil  fuels to cleaner sources
     o    The timetable and specific action prescribed by the proposal
     o    The costs of implementation
     o    The company's initiatives to address climate change

                                      A-13

Generally  vote FOR  requests  for  reports  on the  feasibility  of  developing renewable  energy  sources,  unless the report is  duplicative  of the company's current  environmental  disclosure  and  reporting  or is  not  integral  to the company's line of business.

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive  compensation
to  social  factors,  such  as  corporate  downsizings,   customer  or  employee
satisfaction,  community involvement,  human rights,  environmental performance, predatory  lending,  and  executive/employee  pay disparities.  Such resolutions should be evaluated in the context of:

     o    The relevance of the issue to be linked to pay
     o    The  degree  that  social  performance  is  already  included  in  the company's pay structure and disclosed
     o    The  degree  that  social  performance  is used by peer  companies  in setting pay
     o    Violations  or complaints  filed  against the company  relating to the particular social performance measure
     o    Artificial limits sought by the proposal,  such as freezing or capping executive pay
     o    Independence of the compensation committee
     o    Current company pay levels.

Charitable/Political Contributions
Generally  vote  AGAINST  proposals  asking  the  company  to  affirm  political nonpartisanship in the workplace so long as:

     o    The company is in compliance with laws governing  corporate  political activities, and
     o    The  company  has   procedures   in  place  to  ensure  that  employee
          contributions to company-sponsored  political action committees (PACs)
          are strictly voluntary and not coercive.

Vote  AGAINST  proposals  to report  or  publish  in  newspapers  the  company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote  AGAINST   proposals   disallowing   the  company  from  making   political
contributions. Businesses are affected by legislation at the federal, state, and local  level and  barring  contributions  can put the  company at a  competitive disadvantage.

Vote  AGAINST   proposals   restricting  the  company  from  making   charitable
contributions.  Charitable  contributions  are  generally  useful for  assisting worthwhile causes and for creating goodwill in the community.  In the absence of bad faith, self-dealing, or gross negligence,  management should determine which contributions are in the best interests of the company.

Vote  AGAINST  proposals  asking  for a list of company  executives,  directors, consultants,  legal counsels,  lobbyists,  or investment bankers that have prior government service and whether such service had a bearing on the business of the company.  Such a list would be  burdensome  to  prepare  without  providing  any meaningful information to shareholders.

China Principles
Vote AGAINST proposals to implement the China Principles unless:

     o    There  are  serious  controversies  surrounding  the  company's  China operations, and
     o    The company does not have a code of conduct with standards  similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's  operations in a particular country and steps to protect human rights, based on:

     o    The nature and amount of company business in that country

                                      A-14

     o    The company's workplace code of conduct

     o    Proprietary and confidential information involved

     o    Company compliance with U.S. regulations on investing in the country

     o    Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote  case-by-case on proposals to implement  certain human rights  standards at company  facilities  or  those  of its  suppliers  and  to  commit  to  outside, independent monitoring.  In evaluating these proposals,  the following should be considered:
     o    The company's  current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
     o    Agreements with foreign suppliers to meet certain workplace standards
     o    Whether company and vendor facilities are monitored and how
     o    Company participation in fair labor organizations
     o    Type of business
     o    Proportion of business conducted overseas
     o    Countries of operation with known human rights abuses
     o    Whether the company has been recently  involved in  significant  labor and human rights controversies or violations
     o    Peer company standards and practices
     o    Union presence in company's international factories

Generally vote FOR reports  outlining vendor standards  compliance unless any of the following apply:
     o    The  company  does not operate in  countries  with  significant  human rights violations
     o    The company has no recent human rights controversies or violations, or
     o    The  company  already  publicly  discloses  information  on its vendor standards compliance.

MacBride Principles
Vote  CASE-BY-CASE on proposals to endorse or increase  activity on the MacBride
Principles, taking into account:
     o    Company  compliance  with or violations of the Fair  Employment Act of
          1989
     o    Company  antidiscrimination  policies  that  already  exceed the legal requirements
     o    The cost and feasibility of adopting all nine principles
     o    The cost of duplicating  efforts to follow two sets of standards (Fair
          Employment and the MacBride Principles)
     o    The potential for charges of reverse discrimination
     o    The  potential  that any company sales or contracts in the rest of the
          United Kingdom could be negatively impacted
     o    The level of the company's investment in Northern Ireland
     o    The number of company employees in Northern Ireland
     o    The degree that industry peers have adopted the MacBride Principles
     o    Applicable   state  and  municipal  laws  that  limit  contracts  with
          companies that have not adopted the MacBride Principles.

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets.  Such disclosures may involve sensitive and confidential information.  Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote  CASE-BY-CASE on proposals asking a company to renounce future  involvement in antipersonnel landmine production, taking into account:

                                      A-15

     o    Whether the company has in the past manufactured landmine components

     o    Whether the company's peers have renounced future production

Vote  CASE-BY-CASE on proposals asking a company to renounce future  involvement in cluster bomb production, taking into account:

     o    What weapons classifications the proponent views as cluster bombs

     o    Whether the company currently or in the past has manufactured  cluster bombs or their components

     o    The percentage of revenue derived from cluster bomb manufacture

     o    Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST  proposals  asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed
contracts.   Components  and  delivery  systems  serve  multiple   military  and
non-military  uses, and withdrawal  from these  contracts  could have a negative impact on the company's business.

Spaced-Based Weaponization
Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization unless:

     o    The information is already publicly available or
     o    The disclosures sought could compromise proprietary information.

Board Diversity
Generally  vote FOR reports on the  company's  efforts to  diversify  the board, unless:
     o    The board composition is reasonably inclusive in relation to companies of similar size and business or
     o    The board already  reports on its nominating  procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
     o    The degree of board diversity
     o    Comparison with peer companies
     o    Established process for improving board diversity
     o    Existence of independent nominating committee
     o    Use of outside search firm
     o    History of EEO violations.

Equal Employment Opportunity (EEO)
Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless all of the following apply:

     o    The company has well-documented equal opportunity programs
     o    The company already publicly  reports on its company-wide  affirmative initiatives and provides data on its workforce diversity, and
     o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service  providers,  which can pose a  significant  cost and  administration burden on the company.

Glass Ceiling

                                      A-16

Generally vote FOR reports  outlining the company's  progress  towards the Glass
Ceiling Commission's business recommendations, unless:
     o    The composition of senior management and the board is fairly inclusive
     o    The  company  has  well-documented   programs   addressing   diversity
          initiatives and leadership development
     o    The  company  already  issues  public  reports  on  its   company-wide
          affirmative  initiatives and provides data on its workforce diversity,
          and
     o    The company has had no recent,  significant  EEO-related violations or litigation

Sexual Orientation
Vote  CASE-BY-CASE  on  proposals to amend the  company's  EEO policy to include sexual orientation, taking into account:
     o    Whether  the  company's  EEO  policy is  already  in  compliance  with federal, state and local laws
     o    Whether the company has faced significant  controversies or litigation regarding unfair treatment of gay and lesbian employees
     o    The industry norm for including sexual orientation in EEO statements
     o    Existing policies in place to prevent workplace  discrimination  based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate  benefits from domestic  partners.  Benefit  decisions  should be left to the discretion of the company.

10.  Mutual Fund Proxies

Election of Directors
Vote to elect  directors on a  CASE-BY-CASE  basis,  considering  the  following factors:
     o    Board structure
     o    Director independence and qualifications
     o    Attendance at board and committee meetings.

Votes should be withheld from directors who:
     o    Attend  less  than 75  percent  of the board  and  committee  meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company  business.  Participation  via  telephone is acceptable.  In addition,  if the director  missed only one meeting or one day's meetings,  votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
     o    Ignore a shareholder proposal that is approved by a majority of shares outstanding
     o    Ignore a  shareholder  proposal  that is approved by a majority of the votes cast for two consecutive years
     o    Are interested directors and sit on the audit or nominating committee,
          or
     o    Are  interested  directors  and the full board  serves as the audit or nominating  committee  or the  company  does  not  have  one of  these committees.

Convert Closed-end Fund to Open-end Fund
Vote  conversion  proposals on a CASE-BY-CASE  basis,  considering the following factors:
     o    Past performance as a closed-end fund
     o    Market in which the fund invests
     o    Measures taken by the board to address the discount
     o    Past shareholder activism, board activity
     o    Votes on related proposals.

Proxy Contests

Votes  on  proxy  contests  should  be  determined  on  a  CASE-BY-CASE   basis,
considering the following factors:
     o    Past performance relative to its peers
     o    Market in which fund invests
     o    Measures taken by the board to address the issues

                                      A-17

     o    Past  shareholder  activism,  board  activity,  and  votes on  related proposals
     o    Strategy of the incumbents versus the dissidents
     o    Independence of directors
     o    Experience and skills of director candidates
     o    Governance profile of the company
     o    Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment  advisory  agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Proposed and current fee schedules
     o    Fund category/investment objective
     o    Performance benchmarks
     o    Share price performance compared to peers
     o    Resulting fees relative to peers
     o    Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the  authorization  for or  increase  in  preferred  shares  should  be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Stated specific financing purpose
     o    Possible dilution for common shares
     o    Whether the shares can be used for antitakeover purposes.

Policies under the Investment Company Act of 1940
Votes on policies adopted pursuant to the Investment  Company Act of 1940 should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Potential competitiveness
     o    Regulatory developments
     o    Current and potential returns
     o    Current and potential risk.

Generally  vote FOR these  amendments  as long as the  proposed  changes  do not fundamentally  alter the  investment  focus of the fund and do  comply  with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals to change a fundamental  restriction to a non-fundamental  restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
     o    The fund's target investments
     o    The reasons given by the fund for the change
     o    The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non-fundamental
Vote AGAINST proposals to change a fund's  fundamental  investment  objective to non-fundamental.

Name Change Proposals
Votes on name change  proposals  should be determined on a  CASE-BY-CASE  basis, considering the following factors:
     o   Political/economic changes in the target market
     o   Consolidation in the target market
     o   Current asset composition

                                      A-18

Change in Fund's Sub-classification
Votes on  changes  in a fund's  sub-classification  should  be  determined  on a
CASE-BY-CASE basis, considering the following factors:
     o    Potential competitiveness
     o    Current and potential returns
     o    Risk of concentration
     o    Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
     o   Strategies employed to salvage the company
     o   The fund's past performance
     o   Terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter  document should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    The degree of change implied by the proposal
     o    The efficiencies that could result
     o    The state of incorporation
     o    Regulatory standards and implications.

Vote AGAINST any of the following changes:
     o    Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
     o    Removal of shareholder  approval requirement for amendments to the new declaration of trust
     o    Removal  of  shareholder  approval  requirement  to amend  the  fund's management  contract,  allowing  the  contract  to be  modified by the investment manager and the trust management,  as permitted by the 1940
          Act
     o    Allow the trustees to impose  other fees in addition to sales  charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
     o    Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
     o    Removal of shareholder  approval requirement to change the domicile of the fund

Change the Fund's Domicile
Vote  re-incorporations  on a  CASE-BY-CASE  basis,  considering  the  following factors:
     o    Regulations of both states
     o    Required fundamental policies of both states
     o    Increased flexibility available.

Authorize  the  Board to Hire and  Terminate  Sub-advisors  Without  Shareholder
Approval
Vote AGAINST  proposals  authorizing  the board to  hire/terminate  sub-advisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
     o    Fees charged to comparably sized funds with similar objectives
     o    The proposed distributor's reputation and past performance
     o    The competitiveness of the fund in the industry
     o    Terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote  merger  proposals  on a  CASE-BY-CASE  basis,  considering  the  following factors:

                                      A-19

     o    Resulting fee structure
     o    Performance of both funds
     o    Continuity of management personnel
     o    Changes  in  corporate  governance  and their  impact  on  shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement
Generally vote AGAINST  shareholder  proposals  that mandate a specific  minimum amount of stock that  directors must own in order to qualify as a director or to remain on the board.  While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses
Voting  to  reimburse  proxy  solicitation  expenses  should  be  analyzed  on a
CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment  advisor on a CASE-BY-CASE  basis,  considering the following factors:
     o    Performance of the fund's NAV
     o    The fund's history of shareholder relations
     o    The performance of other funds under the advisor's management.

                                      A-20

                                THE OLSTEIN FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

          (a) Governing Documents.

               (1)  Registrant's  Agreement and  Declaration of Trust  effective
                    March 31, 1995.
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment  No. 1/2 to  Registrant's
                             Registration Statement on Form N-1A.
                    Filing Date: March 29, 1996

               (2)  Officer's Certificate  Evidencing Creation of New Series and
                    Classes effective February 23, 2006 is electronically  filed herewith as Exhibit No. EX-99.a.2.

               (3)  Registrant's  Certificate  of Trust  dated March 31, 1995 as filed in Delaware on April 3, 1995.
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 10/11 to Registrant's
                             Registration Statement on Form N-1A.
                    Filing Date: December 28, 2000

          (b)  Registrant's  Amended By-laws.
               Incorporated herein by reference to:
               Filing:   Post-Effective   Amendment  No.  1/2  to   Registrant's
                         Registration Statement on Form N-1A.
               Filing Date: March 29, 1996

          (c)  Instruments Defining Rights of Security Holders.

               See Article  III,  "Shares" and Article V  "Shareholders'  Voting
               Powers  and   Meetings"  of  the   Registrant's   Agreement   and
               Declaration of Trust.

               See also,  Article II  "Meetings  of  Shareholders",  Article VI,
               "Indemnification  and  Insurance,"  and  Article  VII,  Section 6
               "Registered Shareholders" of the Registrant's By-laws.

          (d) Investment Management Agreements.

               (1)  Investment  Management  Agreement  between  Registrant,   on
                    behalf of The Olstein  Financial  Alert Fund,  and Olstein &
                    Associates,  L.P. dated August 18, 1995.
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment  No. 1/2 to  Registrant's
                             Registration Statement on Form N-1A.
                    Filing Date: March 29, 1996

               (2)  Form of Investment  Management Agreement between Registrant, on behalf of The Olstein Strategic  Opportunities  Fund, and
                    Olstein & Associates  is  electronically  filed  herewith as
                    Exhibit No. EX-99.d.2.

               (3)  Form of Expense Limitation Agreement between Registrant,  on behalf of The  Olstein  Strategic  Opportunities  Fund,  and
                    Olstein & Associates  is  electronically  filed  herewith as
                    Exhibit No. EX-99.d.3.

          (e) Underwriting Contracts.

               (1)  Form of Amended and Restated Distribution  Agreement between the Registrant and Olstein & Associates, L.P.
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment  No. 6/7 to  Registrant's
                             Registration Statement on Form N-1A.
                    Filing Date: November 2, 1998

               (2)  Mutual Fund Dealer  Agreement  between Olstein & Associates,
                    L.P. and Smith Barney Inc. dated September 21, 1995.
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment  No. 1/2 to  Registrant's
                             Registration Statement on Form N-1A.
                    Filing Date: March 29, 1996

               (3)  Form  of  Selling  Dealer   Agreement   between   Olstein  &
                    Associates,  L.P.  and  Selected  Dealers is  electronically filed herewith as Exhibit No. EX-99.e.3.

          (f) Bonus or Profit Sharing Contracts.
              Not Applicable.

          (g) Custodian Agreements.

              (1)   (A)  Custodian  Servicing  Agreement  between the Registrant and Firstar Bank Milwaukee, N.A. dated as of
                         February 2, 1998.
                         Incorporated herein by reference to:
                         Filing:  Post-Effective    Amendment   No.   5/6   to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date: March 3, 1998

                    (B)  Form  of  Addendum  to  Custodian  Servicing  Agreement
                         between the Registrant and Firstar Bank Milwaukee, N.A.
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment  No. 6/7 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date: November 2, 1998

                    (C)  Amendment  effective  January 1, 2002 to the  Custodian
                         Servicing  Agreement  reflecting the  Custodian's  name
                         change to U.S. Bank, N.A.
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment No. 13/14 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date: December 30, 2002

              (2)   (A)  Form of Special Custody Account  Agreement  between
                         the Registrant,  Firstar Bank Milwaukee, N.A. and Bear,
                         Stearns   Securities  Corp.
                         Incorporated   herein  by reference to:
                         Filing:  Post-Effective Amendment No. 5/6 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date: March 3, 1998

                    (B)  Form of Addendum to Special Custody  Account  Agreement
                         between the Registrant,  Firstar Bank  Milwaukee,  N.A.
                         and Bear, Stearns Securities Corp.
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment No 6/7 to
                                  Registrant's  Registration  Statement  on
                                  Form N-1A.
                         Filing Date: November 2, 1998

          (h)  Other Material Contracts.

              (1)   (A)  Fund Administration Servicing Agreement between the
                         Registrant and Firstar Mutual Fund Services,  LLC dated
                         February 2, 1998.
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment  No. 5/6 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date: March 3, 1998

                    (B)  Form  of  Addendum  to  Firstar  Servicing   Agreements
                         between  the   Registrant   and  Firstar   Mutual  Fund
                         Services,  LLC.
                         Incorporated  herein by reference  to:
                         Filing:  Post-Effective  Amendment  No. 6/7 to
                                  Registrant's Registration statement on
                                  Form N-1A.
                         Filing Date: November 2, 1998

                    (C)  Amendment   effective  January  1,  2002  to  the  Fund
                         Administration   Servicing  Agreement   reflecting  the
                         Administrator's name change to U.S. Bancorp Mutual Fund
                         Services,  LLC.
                         Incorporated  herein by reference  to:
                         Filing:  Post-Effective   Amendment   No.   13/14   to
                                  Registrant's   Registration  Statement  on
                                  Form  N-1A.
                         Filing Date: December 30, 2002

                    (2)  (A) Fund  Accounting  Services  Agreement  between  the
                         Registrant and Firstar Mutual Fund Services,  LLC dated
                         February 2, 1998.
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment  No. 5/6 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date: March 3, 1998

                    (B)  Form  of  Addendum  to  Firstar  Servicing   Agreements
                         between  the   Registrant   and  Firstar   Mutual  Fund
                         Services,
                         Incorporated  herein by reference  to:
                         Filing:  Post-Effective  Amendment  No. 6/7 to
                                  Registrant's Registration statement on
                                  Form N-1A.
                         Filing Date: November 2, 1998

                    (C)  Amendment   effective  January  1,  2002  to  the  Fund
                         Accounting Services Agreement reflecting the provider's
                         name  change  to  U.S.  Bancorp  Fund  Services,   LLC.
                         Incorporated  herein by reference  to:
                         Filing:  Post-Effective   Amendment   No.   13/14   to
                                  Registrant's   Registration  Statement  on
                                  Form  N-1A.
                         Filing Date: December 30, 2002

              (3)   (A)  Transfer  Agent  Servicing  Agreement  between the
                         Registrant and Firstar Mutual Fund Services,  LLC dated
                         March 2, 1998.  Incorporated  herein by  reference  to:
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment  No. 5/6 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date: March 3, 1998

                    (B)  Form  of  Addendum  to  Firstar  Servicing   Agreements
                         between  the   Registrant   and  Firstar   Mutual  Fund
                         Services,  LLC.
                         Incorporated  herein by reference  to:
                         Filing:  Post-Effective  Amendment  No. 6/7 to
                                  Registrant's Registration statement on
                                  Form N-1A.
                         Filing Date: November 2, 1998

                    (C)  Amendment  effective  January  1, 2002 to the  Transfer
                         Agent  Servicing  Agreement   reflecting  the  transfer
                         agent's name change to U.S. Bancorp Fund Services, LLC.
                         Incorporated  herein by reference  to:
                         Filing:  Post-Effective   Amendment   No.   13/14   to
                                  Registrant's   Registration  Statement  on
                                  Form  N-1A.
                         Filing Date: December 30, 2002

               (i)  Legal Opinion.
                    Incorporated herein by reference to:
                    Filing:  Post  Effective  Amendment No. 5/6 to  Registrant's
                             Registration Statement on Form N-1A
                    Filing Date: March 3, 1998

               (j) Other Opinions.

                    (1)  Consent of Independent Auditors
                         Incorporated herein by reference to:
                         Filing:  Post Effective  Amendment No. 17/18 to
                                  Registrant's Registration Statement on
                                  Form N-1A
                         Filing Date: October 28, 2005

                    (2) Trustees Power of Attorney.
                        Incorporated herein by reference to:
                        Filing:   Post Effective Amendment No. 1/2 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                        Filing Date: March 29, 1996

               (k)  Omitted Financial Statements.
                    Not Applicable.

               (l) Letter of Understanding Relating to Initial Capital.
                   Incorporated herein by reference to:
                   Filing:  Post-Effective Amendment No. 1/2 to
                            Registrant's Registration Statement on Form N-1A.
                   Filing Date: March 29, 1996

               (m) Rule 12b-1 Plan.

                    (1)  Distribution  Plan  Pursuant  to Rule  12b-1  under the
                         Investment   Company   Act  of  1940  for  The  Olstein
                         Financial Alert Fund Class C effective as of August 18,
                         1995.
                         Incorporated herein by reference to:
                         Filing:  Post-Effective Amendment No. 1/2 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date: March 29, 1996

                    (2)  Form of Distribution  Plan Pursuant to Rule 12b-1 under the  Investment  Company  Act of 1940  for The  Olstein
                         Financial Alert Fund Adviser Class.
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment  No. 7/8 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                         Filing Date:  June 22, 1999

                    (3)  Form of Distribution  Plan Pursuant to Rule 12b-1 under the  Investment  Company  Act of 1940  for The  Olstein
                         Strategic   Opportunities   Fund   Class  A  shares  is
                         electronically filed herewith as Exhibit No. EX-99.m.3.

                    (4)  Form of Distribution  Plan Pursuant to Rule 12b-1 under the  Investment  Company  Act of 1940  for The  Olstein
                         Strategic   Opportunities   Fund   Class  C  shares  is
                         electronically filed herewith as Exhibit No. EX-99.m.4.

               (n)  Form of  Amended  and  Restated  Multiple  Class Plan of the
                    Registrant is  electronically  filed herewith as Exhibit No.
                    EX-99.n.

               (p)  Code of Ethics.

                    (1)  Joint  Code of  Ethics  of  Registrant  and  Olstein  &
                         Associates,  L.P. is  electronically  filed herewith as
                         Exhibit No. EX-99.p.1.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

          None.

ITEM 25. INDEMNIFICATION

     Under the terms of the Delaware  Statutory  Trust Act and the  Registrant's
Agreement and  Declaration  of Trust  ("Declaration  of Trust") and By-Laws,  no
officer  or trustee  of the Fund  shall  have any  liability  to the Fund or its shareholders  for damages,  except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws.

     Subject to the standards and  restrictions  set forth in the Declaration of
Trust, the Delaware  Statutory Trust Act, Section 3817, permits a business trust to indemnify any trustee,  beneficial owner or other person from and against any claims and demands whatsoever.  Section 3803 protects a Trustee,  when acting in such  capacity,  from  liability to any person other than the business  trust or beneficial  owner for any act,  omission or obligation of the business  trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

     The Declaration of Trust provides that the Trustees shall not be liable for any  neglect  or  wrong-doing  of  any  officer,  agent,  employee,  manager  or underwriter  of the Fund,  nor shall any Trustee be  responsible  for the act or omission of any other  Trustee.  Subject to the  provisions of the By-Laws,  the
Fund may  indemnify  to the fullest  extent each Trustee and officer of the Fund acting in such  capacity,  except that no provision in the  Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would  otherwise  be subject by reason of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of the duties  involved in the conduct of his office.

     The By-Laws provide  indemnification  for each Trustee and officer who is a party  or is  threatened  to be made a party to any  proceeding,  by  reason  of service in such capacity,  to the fullest  extent,  if it is determined that the
Trustee or officer acted in good faith and reasonably believed:  (a) in the case of conduct in his  official  capacity as an agent of the Fund,  that his conduct was in the Fund's best  interests  and (b) in all other cases,  that his conduct was at least not opposed to the Fund's best  interests  and (c) in the case of a criminal  proceeding,  that he had no reasonable cause to believe the conduct of that person was unlawful.  However,  there shall be no  indemnification  for any liability arising by reason of willful misfeasance,  bad faith, gross negligence or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

     (a)  In respect of any proceeding as to which any Trustee or officer of the
          Fund shall have been  adjudged to be liable on the basis that personal benefit was  improperly  received  by him,  whether or not the benefit resulted from an action taken in the person's official capacity;

     (b)  In respect of any proceeding as to which any Trustee or officer of the
          Fund shall have been adjudged to be liable in the  performance of that person's  duty to the Fund,  unless  and only to the  extent  that the
          court  in  which  that  action  was  brought  shall   determine   upon
          application  that in view of all  the  relevant  circumstances  of the case,  that person is fairly and reasonably  entitled to indemnity for the expenses which the court shall determine;  however,  in such case, indemnification  with respect to any  proceeding by or in the right of the Fund or in which  liability  shall have been adjudged by reason of the disabling  conduct set forth in the preceding  paragraph  shall be limited to expenses; or

     (c)  Of amounts  paid in settling or otherwise  disposing of a  proceeding, with or without court approval, or of expenses incurred in defending a proceeding  which is settled or  otherwise  disposed of without  court approval,  unless the required court approval set forth in the By-Laws is obtained.

     In any event,  the Fund shall  indemnify  each officer and Trustee  against reasonable  expenses  incurred in connection with the successful  defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees,  including a majority who are  disinterested,  non-party  trustees,  also  determines that such officer or
Trustee  was not  liable by reason of  willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of his or her duties of office. The Fund shall advance to each  officer  and  Trustee  who is made a party to a  proceeding  by reason of service in such  capacity  the  expenses  incurred  by such  person in connection therewith,  if (a) the officer or Trustee affirms in writing that his good  faith  belief  that he has met  the  standard  of  conduct  necessary  for indemnification,  and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination  would not preclude indemnification.

     The Trustees and officers of the Fund are entitled and empowered  under the
Declaration  of Trust and By-Laws,  to the fullest  extent  permitted by law, to purchase  errors and  omissions  liability  insurance  with  assets of the Fund, whether or not the Fund  would  have the power to  indemnify  him  against  such liability under the Declaration of Trust or By-Laws.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted  to  Trustees,  officers,  the  underwriter  or control persons of the Registrant pursuant to the foregoing  provisions,  the Registrant has  been  informed  that,  in  the  opinion  of  the  Securities  and  Exchange
Commission,  such  indemnification is against public policy as expressed in that
Act and is, therefore, unenforceable.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     In addition to acting as the investment  manager and principal  underwriter for the Fund, Olstein & Associates, L.P. provides brokerage services and related investment advice to institutional and individual investors.

     For  information  as  to  any  other  business,  profession,   vocation  or
employment of a substantial  nature in which each Director or officer or general partner of Olstein & Associates, L.P. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years,  reference is made to Olstein &  Associates,  L.P.'s Form
ADV (File  #801-49252)  currently on file with the U.S.  Securities and Exchange
Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 27. PRINCIPAL UNDERWRITER

          (a)  Olstein  does  not act as  principal  underwriter  for any  other investment companies,  but acts as the investment adviser for the
               Fund.

          (b)  The  tables  below  set  forth  certain  information  as  to  the
               Distributor's Officers, Partners and Control Persons:

               Olstein  Advisers,  LLC is the General  Partner of  Olstein.  The
               following is a list of the individuals who hold positions  either with Olstein Advisers, LLC or are limited partners of Olstein.

                                Positions and Offices with     Positions and Offices with
Name and Business Address              Underwriter                   the Registrant

Robert A. Olstein                 President and Majority         Chairman and President
4 Manhattanville Road             Shareholder of Olstein
Purchase, New York 10577        Advisers, LLC; President of
                                      Olstein, Inc.,
                                Limited Partner of Olstein

Erik K. Olstein                   Shareholder of Olstein          Trustee, Secretary and
4 Manhattanville Road             Advisers, LLC; Olstein,          Assistant Treasurer
Purchase, New York 10577                 President

Michael Luper                     Shareholder of Olstein         Chief Accounting Officer
4 Manhattanville Road             Advisers, LLC; Olstein,             and Treasurer
Purchase, New York 10577         Executive Vice President

Olstein Advisers, LLC                 General Partner                      None
4 Manhattanville Road
Purchase, New York 10577

Olstein, Inc.                         Limited Partner                      None
4 Manhattanville Road
Purchase, New York 10577

               (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company Act of 1940 (the "1940 Act") and Rules (17 CFR
270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at 4
Manhattanville  Road,  Purchase,  NY 10577,  except for those  maintained by the
Registrant's  custodian U.S. Bank,  N.A.,  425 Walnut Street,  Cincinnati,  Ohio
45202  and  the  Registrant's  Administrator,   Transfer,  Redemption,  Dividend
Disbursing  and Accounting  Agent,  U.S.  Bancorp Fund  Services,  LLC, 615 East
Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act")
and the  Investment  Company Act of 1940,  the  Registrant  has duly caused this
Registration  Statement  to be signed on its  behalf  by the  undersigned,  duly authorized  in the City of  Purchase,  and State of New York,  on the 9th day of
June, 2006.

                                      THE OLSTEIN FUNDS

                                      By:  /s/ Robert A. Olstein
                                           Robert A. Olstein,
                                           Chairman and President

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

   Signature                    Title                           Date

/s/ Robert A. Olstein        Chairman and                    June 9, 2006
Robert A. Olstein            President

/s/ Erik K. Olstein          Trustee, Secretary              June 9, 2006
Erik K. Olstein              and Assistant Treasurer

/s/ Michael Luper            Chief Accounting                June 9, 2006
Michael Luper                Officer and Treasurer

/s/ Fred W. Lange            Trustee                         June 9, 2006
Fred W. Lange*

/s/ John R. Lohr             Trustee                         June 9, 2006
John R. Lohr*

/s/ D. Michael Murray        Trustee                         June 9, 2006
D. Michael Murray*

/s/ Lawrence K. Wein         Trustee                         June 9, 2006
Lawrence K. Wein*

     * By:   /s/ Robert A. Olstein
             Robert A. Olstein, Attorney-in-Fact
             (Pursuant to Power of Attorney)

                                  EXHIBIT INDEX

Form N-1A
Exhibit No.                           Description                      Edgar Exhibit No.

Item 23(a)(2)    Officer's Certificate Evidencing Creation of New          EX-99.a.2
                 Series and Classes effective February 23, 2006

Item 23(d)(2)    Form of Investment Management Agreement between           EX-99.d.2
                 Registrant, on behalf of The Olstein Strategic
                 Opportunities Fund, and Olstein & Associates

Item 23(d)(3)    Form of Expense Limitation Agreement between              EX-99.d.3
                 Registrant, on behalf of The Olstein Strategic
                 Opportunities Fund, and Olstein & Associates

Item 23(e)(3)    Form of Selling Dealer Agreement between Olstein &        EX-99.e.3
                 Associates, L.P. and Selected Dealers

Item 23(m)(3)    Form of Distribution Plan Pursuant to Rule 12b-1          EX-99.m.3
                 under the Investment Company Act of 1940 for The
                 Olstein Strategic Opportunities Fund Class A shares

Item 23(m)(4)    Form of Distribution Plan Pursuant to Rule 12b-1          EX-99.m.4
                 under the Investment Company Act of 1940 for The
                 Olstein Strategic Opportunities Fund Class C shares

Item 23(n)       Form of Amended and Restated Multiple Class Plan of        EX-99.n
                 the Registrant

Item 23(p)(1)    Joint Code of Ethics of Registrant and Olstein &          EX-99.p.1
                 Associates, L.P.